As filed on November 25, 2003                        1933 Act File No. 333-36074
                                                     1940 Act File No. 811-09913


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                        ---
      Pre-Effective Amendment No.
                                  -----                                 ---
      Post-Effective Amendment No.  15                                   X
                                  -----                                 ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                        ---
      Amendment No.  16                                                  X
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                 AIM COUNSELOR SERIES TRUST (As Successor to AIM
                          Counselor Series Funds, Inc.
              formerly named INVESCO Counselor Series Funds, Inc.)
               (Exact Name of Registrant as Specified in Charter)
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (713) 626-1919

                                Robert H. Graham
                          11 Greenway Plaza, Suite 100
                                Houston, TX 77046
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:

Clifford J. Alexander, Esq              John H. Lively, Esq.                 Martha J. Hays, Esq.
Kirkpatrick & Lockhart LLP              A I M Advisors, Inc.                 Ballard Spahr Andrews & Ingersoll,
1800 Massachusetts Avenue, N.W.         11 Greenway Plaza, Suite 100         LLP
Washington, D. C.  20036                Houston, TX  77046                   1735 Market Street, 51st Floor

                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)
   X         immediately upon filing pursuant to paragraph (b)
-------
             on __________,  pursuant to paragraph (b)
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             60 days after filing pursuant to paragraph (a)(1)
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             on _____________, pursuant to paragraph (a)(1)
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             75 days after filing pursuant to paragraph (a)(2)
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             on _________, pursuant to paragraph (a)(2) of rule 485
-------

If appropriate, check the following box:
____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Contents of Registration Statement

Cover Page

Contents of Registration Statement

Prospectus - INVESCO Advantage Health Sciences Fund

Prospectus - INVESCO Multi-Sector Fund

Statement of Additional Information - INVESCO Advantage Health Sciences Fund

Statement of Additional Information - INVESCO Multi-Sector Fund

Part C

Signature Page

Exhibits

PROSPECTUS | NOVEMBER 25, 2003

AIM COUNSELOR SERIES TRUST

INVESCO ADVANTAGE HEALTH SCIENCES FUND--CLASS A, B, AND C
(FORMERLY, INVESCO ADVANTAGE GLOBAL HEALTH SCIENCES FUND)

A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL GROWTH. CLASS A, B, AND C SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks.......2
Fund Performance..............................4
Fees And Expenses.............................5
Investment Risks..............................7
Principal Risks Associated With The Fund......7
Temporary Defensive Positions................10
Portfolio Turnover...........................10
Fund Management..............................10
Portfolio Managers...........................11
Potential Rewards............................11
Share Price..................................12
Tools Used to Combat Excessive Short-Term
Trading Activity.............................12
How To Buy Shares............................14
Your Account Services........................21
How To Sell Shares...........................21
Taxes........................................23
Dividends And Capital Gain Distributions.....24
Financial Highlights.........................25

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

A I M Advisors, Inc. ("AIM") is the investment advisor for the INVESCO Advantage Health Sciences Fund (formerly, INVESCO Advantage Global Health Sciences Fund) (the "Fund") and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") is the sub-advisor. On November 25, 2003, the series portfolios of AIM Counselor Series Fund, Inc., a Maryland corporation (the "Company"), were redomesticated as the series portfolios of AIM Counselor Series Trust, a Delaware statutory trust. Prior to November 25, 2003, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for each series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO. INVESCO and AIM are referred to herein, as appropriate, as the "Advisor."

This Prospectus contains important information about the Fund's Class A, B, and C shares, which are sold primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares."

This Prospectus will tell you more about:

[KEY ICON]     INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]  POTENTIAL INVESTMENT RISKS
[GRAPH ICON]   PAST PERFORMANCE

--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks capital growth. It is aggressively managed. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health sciences. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies. A portion of the Fund's assets is not required to be invested in the health sciences sector. To determine whether a potential investment is truly doing business in the health sciences sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
o At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
o Based on other available information, we determine that its primary business is within the health sciences sector.

The Fund will, under normal circumstances, invest primarily in issuers from at least three different countries, including the United States. The Fund may at times invest in fewer than three countries or even a single country. We define a "foreign" company as one that has its principal business activities outside of the United States. Since many companies do business all over the world, including in the United States, we look at several factors to determine where a company's principal business activities are located, including:

o  The physical location of the company's management personnel; and
o  Whether more than 50% of its assets are located outside the United States; or
o  Whether more than 50% of its income is earned outside the United States.

The Fund is managed in the growth style. At the Advisor, growth investing starts with research from the "bottom up" and focuses on company fundamentals and growth prospects.

We seek securities for the Fund that meet the following standards:

o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders - or emerging leaders - in their markets, securing their positions through technology, marketing, distribution, or some other innovative means.
o FINANCIAL VALIDATION: Their returns - in the form of sales unit growth, rising operating margins, internal funding, and other factors - demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. The prices of securities of smaller companies tend to move up and down more rapidly than securities of larger, more established companies. When the Fund concentrates its investments in the securities of smaller companies, the price of Fund shares tends to fluctuate more than it would if the Fund invested in securities of larger companies.

We target strongly managed, innovative companies with new or dominant products. The Advisor attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The Fund also invests in high growth, earlier stage companies in the health sciences sector whose future profitability could be dependent upon increasing market shares from one or a few key products. The companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices, and could have an adverse impact upon the companies' future growth and profitability.

Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

The Fund is not restricted to investing in companies of any particular market capitalization. It invests primarily in the securities of companies that the Advisor believes will give the Fund an investment advantage, i.e., an unusual development in a company or group of companies which the Advisor believes has the potential for above-average growth in revenues and earnings and has favorable prospects for future growth. Advantageous situations may involve:

o a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;
o changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or development of an emerging industry;
o  new or changed management, or material changes in management policies;
o  reorganizations, recapitalizations, mergers, and liquidations;
o significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or
o other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

Although large and well-known companies may be involved, advantageous investment opportunities more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and potentially advantageous situations often involve much greater risk than investments in other securities. Advantageous situations involve change, and, although the Advisor believes that changes will provide the Fund with an investment advantage, changes are inherently unpredictable and may not ultimately develop to the benefit of the Fund.

As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds and the value of its portfolio investments and consequently, the value of an investment in the Fund, tends to go up and down more rapidly.

A principal investment technique of the Fund is to "sell short" significant amounts of securities. In a short sale, the Fund sells a security it does not own in expectation that its price will decline by the time the Fund closes out the short position by purchasing the security at the then-prevailing market price. When the Fund sells a security short, the Advisor believes that the security sold short will decrease in value more quickly than the market as a whole.

The Fund may, from time to time, discontinue public sales of its shares to new investors. Existing shareholders of the Fund who maintain open accounts would be permitted to make additional investments in the Fund. During any closed period, the Fund may impose different standards for additional investments. Also, during a closed period, the Fund will continue to pay Rule 12b-1 fees. The Fund may also choose to resume sales of shares to new investors.

The Fund is subject to principal risks such as those associated with derivatives, including options and futures. The Fund will use derivatives to hedge certain risks in the portfolio and to attempt to enhance Fund performance. Although the performance of derivatives is tied to that of the market, there is a risk that derivatives will not perform as expected. In addition, there is a risk that parties with whom the Fund enters into derivatives transactions will not be able to perform their obligations to the Fund. The Fund may borrow money to buy securities, a technique known as "leveraging." To the extent that the Fund does borrow, the risk of loss is magnified if the value of the security purchased decreases. The Fund will invest in securities of non-U.S. issuers, which generally carry not only market risks, but also risks that are not present with investing in U.S. securities. The Fund is also not diversified, which means that it may concentrate its investments in the securities of a comparatively small number of issuers. Changes in the prices of those securities will have a greater impact on the price of Fund shares than if the Fund was invested in a wider range of securities.

In addition, the Fund is subject to other principal risks such as market, counterparty, liquidity, foreign securities, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated

With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON]  FUND PERFORMANCE

Performance information in the bar chart below is that of the Fund's Class A shares which has the longest operating history of the Fund's classes. On September 30, 2003, the Fund's name was changed from INVESCO Advantage Global Health Sciences Fund ("AGHS Fund") to INVESCO Advantage Health Sciences Fund. AGHS Fund is the successor to INVESCO Global Health Sciences Fund ("GHS Fund") pursuant to a reorganization that took place on May 16, 2001. As a result of the reorganization, GHS Fund shareholders received Class A shares of AGHS Fund. GHS Fund was managed by INVESCO and had similar investment objectives and investment restrictions as AGHS Fund. Thus, performance of the Fund is similar except that the Fund's returns differ to the extent of differing levels of expenses. Also, GHS Fund was subject to different investment policies and strategies, such as different diversification requirements under the Investment Company Act of 1940,as amended, the ability to leverage, and the greater ability to short securities. If these policies were applied to AGHS Fund, the total returns shown would have varied. Information included in the table is that of Class A, Class B and Class C shares of the Fund. Class A, B, and C returns are similar because all classes of shares invest in the same portfolio of securities. The returns of the classes differ, however, to the extent of differing levels of expenses. In this regard, the returns reflected in the bar chart and table reflect only the applicable total expenses of the classes shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.

The bar chart below shows the Fund's Class A shares' actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade. The returns in the bar chart do not reflect a 12b-1 fee in excess of 0.35%, a 12b-1 fee for AGHS Fund prior to May 16, 2001, the sales charge for Class A shares, or the applicable contingent deferred sales charge
(CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows the pre-tax and after-tax average annual total returns of Class A shares of the Fund and the pre-tax average annual total return of Class B and Class C shares of the Fund for various periods ended December 31, 2002, compared the S&P 500 Index, the S&P 500 Health Care Index, the Morgan Stanley Health Care Product Index and the Lipper Health/Biotech Fund Index. Prior to December 31, 2001, the S&P Health Care Composite Index was the AGHS Fund's benchmark. On December 31, 2001, that index was discontinued and the S&P 500 Health Care Index, which is 100% correlated to the S&P Health Care Composite Index, became AGHS Fund's benchmark. The after-tax returns are shown only for Class A shares. After-tax returns for other classes of shares offered in this Prospectus will vary.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on Fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the bar chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                               [GRAPHIC OMITTED]

 1993    1994    1995   1996   1997   1998     1999   2000      2001     2002
(5.52%)  2.21%  67.34%  9.31% 17.52%  32.34%  (0.76%) 32.21%  (18.50%)  (27.31%)

--------------------------------------------------------------------------------
Best Calendar Qtr.     6/00      23.90%
Worst Calendar Qtr.    3/01     (24.92%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURN(4)
                                                   AS OF 12/31/02
--------------------------------------------------------------------------------
                                                                    10 YEARS
                                                                    OR SINCE
                                          1 YEAR     5 YEARS       INCEPTION
CLASS A (INCLUDING FRONT-END SALES
  CHARGE)(1),(2)
  Return Before Taxes                     (31.33%)   (0.57%)         7.28%
  Return After Taxes on Distributions     (31.33%)   (3.29%)         4.76%
  Return After Taxes on Distributions
    and Sale of Fund Shares               (19.23%)   (0.50%)         5.72%
  S&P 500 Index(5)
      (reflects no deduction for fees,
      expenses, or taxes)                 (22.09%)   (0.58%)         9.44%(3)
  S&P 500 Health Care Index(5)
      (reflects no deduction for fees,
      expenses, or taxes)                 (18.82%)   (4.72%)        13.70%(3)
  Morgan Stanley Health Care Product
    Index(5)
      (reflects no deduction for fees,
      expenses, or taxes)                 (14.86%)   12.64%           N/A
  Lipper Health/Biotech Fund Index(5)
      (reflects no deduction for fees,
      expenses, or taxes)                 (26.21%)    5.71%          8.82%(3)

CLASS B (INCLUDING CDSC)(1),(6)
  Return Before Taxes                     (31.88%)     N/A         (17.38%)
  S&P 500 Index(5)
      (reflects no deduction for fees,
      expenses, or taxes)                 (22.09%)     N/A         (17.70%)(7)
  S&P 500 Health Care Index(5)
      (reflects no deduction for fees,
      expenses, or taxes)                 (18.82%)     N/A         (11.31%)(7)
  Morgan Stanley Health Care Product
    Index(5)
      (reflects no deduction for fees,
      expenses, or taxes)                 (14.86%)     N/A          (3.53%)(7)
  Lipper Health/Biotech Fund Index(5)
      (reflects no deduction for fees,
      expenses, or taxes)                 (26.21%)     N/A         (15.06%)(7)

CLASS C (INCLUDING CDSC)(1),(6)
  Return Before Taxes                     (29.19%)     N/A         (16.24%)
  S&P 500 Index(5)
      (reflects no deduction for fees,
      expenses, or taxes)                 (22.09%)     N/A         (17.70%)(7)
  S&P 500 Health Care Index(5)
      (reflects no deduction for fees,
      expenses, or taxes)                 (18.82%)     N/A         (11.31%)(7)
  Morgan Stanley Health Care Product
    Index(5)
      (reflects no deduction for fees,
      expenses, or taxes)                 (14.86%)     N/A          (3.53%)(7)
  Lipper Health/Biotech Fund Index(5)
      (reflects no deduction for fees,
      expenses, or taxes)                 (26.21%)     N/A         (15.06%)(7)

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each class's expenses.
(2) Return before taxes, including front-end sales charge, for Class A shares of the Fund year-to-date as of the calendar quarter ended September 30, 2003 was 10.42%.
(3) The Fund (Class A shares) commenced investment operations on January 23, 1992. Index returns from closest month end to inception, January 31, 1992.
(4) The total returns are for those classes of shares with a full calendar year of performance. If the effect of the other classes' total expenses, including the CDSCs, were reflected, returns would be lower than those shown.
(5) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The Fund has elected to use the Standard & Poor's 500 Index as its broad-based index because it is a more widely recognized gauge of U.S. stock market performance than the Standard & Poor's 500 Health Care Index. The Fund has also included the Morgan Stanley Health Care Product Index, which the Fund believes more closely reflects the performance of the securities in which the Fund invests. In addition, the Lipper Health/Biotech Index (which may or may not include the Fund) is included for comparison to a peer group. The S&P 500 Health Care Index is an unmanaged, capitalization-weighted index of all the health care-related stocks in the Standard & Poor's 500 Index. The Morgan Stanley Health Care Product Index is an unmanaged, equal-dollar weighted index of 26 companies involved in the business of pharmaceuticals, including biotechnology and medical technology. The Lipper Health/Biotech Index is an equally weighted representation of the 30 largest funds within the Lipper Health/Biotech category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in healthcare, medicine, and biotechnology. Please keep in mind that the indexes do not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the Fund and are reflected in its annual returns. Index returns do not include sales charges or CDSCs that may be paid by the shareholder.
(6) Returns before taxes, including CDSC, for Class B and Class C shares of the Fund year-to-date as of the calendar quarter ended September 30, 2003 were 10.34% and 13.23%, respectively.
(7) The Fund (Class B and Class C shares) commenced investment operations on May 15, 2001. Index returns from closest month end to inception, April 30, 2001.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A, B, or C shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                           Class A       Class B      Class C

Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price)                           5.50%        None         None
Maximum Contingent Deferred Sales
  Charge (CDSC) as a percentage of
  the lower of the total original cost or   None(1)      5.00%(2)     1.00%(2)
  current market value of the shares
Maximum Sales Charge on reinvested
  dividends/distributions                   None         None         None

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."


ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                             Class A       Class B     Class C

Management Fees(3)                            0.51%         0.51%      0.51%
Distribution and Service (12b-1) Fees(4)      0.35%(6)      1.00%      1.00%
  Dividend Expenses Attributable to
    Securities Sold Short                     0.02%         0.02%      0.02%
  Other Expenses(5),(7)                       1.09%(8)      1.80%(9)   2.54%(10)
                                              -----         -----      -----
Total Other Expenses(5),(7)                   0.11%(8)      1.82%(9)   2.56%(10)
                                              -----         -----      -----
Total Annual Fund Operating Expenses(5),(7)   1.97%(6),(8)  3.33%(9)   4.07%(10)
                                              =====         =====      =====

(3) The Fund's annual base management fee is 1.50% of the Fund's daily average net assets. On a monthly basis, the base fee either will remain unadjusted or will be adjusted up or down depending upon the investment performance of the Class A shares of the Fund compared to the investment performance of the Morgan Stanley Health Care Product Index. The maximum or minimum adjustment over any twelve-month period will be 1%. As a result, the Fund could pay an annualized management fee that ranges from 0.50% to 2.50% of the Fund's average daily net assets. Please see the section entitled "Fund Management--Performance-Based Fee."
(4) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of the Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
(5) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under expense offset arrangements.
(6) The expense information has been restated from the financial statements to reflect a 12b-1 distribution and service fee for the Class A shares of the Fund since it became an open-end management investment company on May 16, 2001. This fee is charged to new assets of Class A shares of the Fund after becoming an open-end fund.
(7) Effective June 1, 2003, the Fund's investment advisor has voluntarily agreed to waive 0.25% of Total Annual Fund Operating Expenses for each share class. The voluntary expense waiver may be changed at any time following consultation with the board of trustees.
(8) Certain expenses of Class A shares of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of trustees. After absorption, but excluding any expense offset arrangements, the Fund's Class A shares' Other Expenses, Total Other Expenses (including Dividend Expenses Attributable to Securities Sold Short) and Total Annual Fund Operating Expenses were 1.02%, 1.04% and 1.90%, respectively, of the Fund's average net assets attributable to Class A shares.
(9) Certain expenses of Class B shares of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of trustees. After absorption, but excluding any expense offset arrangements, the Fund's Class B shares' Other Expenses, Total Other Expenses (including Dividend Expenses Attributable to Securities Sold Short) and Total Annual Fund Operating Expenses were 1.74%, 1.76% and 3.27%, respectively, of the Fund's average net assets attributable to Class B shares.
(10) Certain expenses of Class C shares of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of trustees. After absorption, but excluding any expense offset arrangements, the Fund's Class C shares' Other Expenses, Total Other Expenses (including Dividend Expenses Attributable to Securities Sold Short) and Total Annual Fund Operating Expenses were 2.49%, 2.51% and 4.02%, respectively, of the Fund's average net assets attributable to Class C shares.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Class A, B, and C shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Class A, B, or C shares of the Fund for the time periods indicated. Within each Example there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Class A, B, and C shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Class A, B, and C shares may be higher or lower, based on these assumptions your costs would be.

                                     1 YEAR   3 YEARS     5 YEARS    10 YEARS

Class A(1)                             $739    $1,134      $1,554     $2,720
Class B - With Redemption(1)           $836    $1,324      $1,936     $3,311(2)
Class B - Without Redemption           $336    $1,024      $1,736     $3,311(2)
Class C - With Redemption(1)           $509    $1,238      $2,083     $4,264
Class C - Without Redemption           $409    $1,238      $2,083     $4,264

(1) Based on initial sales charge for Class A shares at the beginning of each period shown and applicable CDSC charges for Class B and Class C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."
(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares."

[ARROWS ICON]  INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses are less volatile than those of mid-size businesses or small businesses. The Fund is free to invest in smaller companies or those that may otherwise be more volatile.

LEVERAGE RISK

When the Fund borrows money to buy securities, it is engaging in a practice known as "leveraging." Leveraging may result from ordinary borrowings, or may be inherent in the structure of certain Fund investments. If the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the Fund's shares will decrease faster than if the Fund had not used leveraging. To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. Interest on borrowings is an expense the Fund would not otherwise incur.

SHORT SALES RISK

When the Fund sells a security short, it borrows the security in order to enter into the short sale transaction, and the proceeds of the sale may be used by the Fund as collateral for the borrowing to the extent necessary to meet margin requirements. The Fund may also be required to pay a premium to borrow the security.

Moreover, the Fund is required to maintain a segregated account with a broker or a custodian consisting of cash or highly liquid securities. Until the borrowed security is replaced, the Fund will maintain this account at a level so that the amount deposited in the account, plus the collateral deposited with the broker, will equal the current market value of the securities sold short.

NON-DIVERSIFICATION RISK

A non-diversified fund is allowed to invest, with respect to 50% of its assets, more than 5% of its assets in the securities of any one issuer. Since the Fund is non-diversified, it may invest in fewer issuers than if it were a diversified fund. In addition, the Fund invests 80% of its assets in the health sciences sector. As a result, the value of the Fund's shares may fluctuate more widely, and the Fund may be subject to greater market risk, than if the Fund invested more broadly.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of holding positions in derivatives used as a hedging device is that the fluctuations in their values may not behave as anticipated with respect to the overall securities markets. The Fund may also use derivatives in an attempt to improve performance, although there is no guarantee that it will be successful in that effort. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others, and thus may increase market risk. Also, derivatives are subject to counterparty risk as described below.

OPTIONS AND FUTURES RISK

Options and futures are common types of derivatives that the Fund uses as an investment strategy as well as to hedge other positions in the Fund. An option is the right or obligation to buy or sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but may also increase market risk.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 100% of its assets in securitiesof non-U.S. issuers.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK

The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to the Fund's shareholders.

                 ----------------------------------------------

Although the Fund generally invests in publicly-traded equity securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart on the following page. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                  RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS)

These are securities issued by U.S. banks   Market, Information, Political,
that represent shares of foreign            Regulatory, Diplomatic,
corporations held by those banks.           Liquidity, and Currency Risks
Although traded in U.S. securities
markets and valued in U.S. dollars, ADRs carry most of the risks of investing directly in foreign securities.

--------------------------------------------------------------------------------
DELAYED DELIVERY OR WHEN-ISSUED SECURITIES

Ordinarily, the Fund purchases securities   Market Risk
and pays for them in cash at the normal
trade settlement time. When the Fund
purchases a delayed delivery or
when-issued security, it promises to pay
in the future - for example, when the
security is actually available for
delivery to the Fund. The Fund's
obligation to pay is usually fixed when
the Fund promises to pay. Between the
date the Fund promises to pay and the
date the securities are actually
received, the Fund bears the risk that
the market value of the when-issued
security may decline.
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS

A contract to exchange an amount of         Currency, Political, Diplomatic,
currency on a date in the future at an      Counterparty, and Regulatory Risks
agreed-upon exchange rate might be used
by the Fund to hedge against changes in
foreign currency exchange rates when the
Fund invests in foreign securities.
Such contracts do not reduce price
fluctuations in foreign securities, or
prevent losses if the prices of those
securities decline.
--------------------------------------------------------------------------------
FUTURES

A futures contract is an agreement to buy   Market, Liquidity, and Options
or sell a specific amount of a financial    and Futures Risks
instrument (such as an index option) at a stated price on a stated date. The Fund may use futures contracts to provide liquidity and hedge portfolio value.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES

A security that cannot be sold quickly at   Liquidity Risk
its fair value.
--------------------------------------------------------------------------------
OPTIONS

The obligation or right to deliver or       Information, Liquidity, and
receive a security or other instrument,     Options and Futures Risks
index or commodity, or cash payment
depending on the price of the underlying
security or the performance of an index
or other benchmark. Includes options on
specific securities and stock indices,
and options on stock index futures. May
be used in the Fund's portfolio to
provide liquidity and hedge portfolio
value.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS

These may include forward contracts,        Counterparty, Currency,
swaps, caps, floors, and collars. They      Liquidity, Market, and
may be used to try to manage the Fund's     Regulatory Risks
foreign currency exposure and other
investment risks, which can cause its net
asset value to rise or fall. The Fund may
use these financial instruments, commonly
known as "derivatives," to increase or
decrease its exposure to changing
securities prices, interest rates,
currency exchange rates, or other
factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS

A contract under which the seller of a      Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------
RESTRICTED SECURITIES/PRIVATE PLACEMENTS

Securities that are not registered, but     Liquidity Risk
which are bought and sold solely by
institutional investors. The Fund
considers many Rule 144A securities to be
"liquid," although the market for such
securities typically is less active than
the public securities markets.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON]  PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover for the fiscal year ended August 31, 2003 was 125%.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to the Fund's shareholders.

FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO, AIM, INVESCO INSTITUTIONAL AND ADI ARE SUBSIDIARIES OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $345.2 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

AIM is the investment advisor for the Fund. INVESCO Institutional is the sub-advisor. INVESCO Institutional is an affiliate of INVESCO. AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 200 investment portfolios, encompassing a broad range of investment objectives. INVESCO Institutional is located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309. As sub-advisor, INVESCO Institutional is responsible for the day-to-day management of the Fund including the investment decisions and the execution of securities transactions with respect to the Fund.

AIM Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO, AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.

PERFORMANCE-BASED FEE

The Advisor receives a management fee from the Fund that is comprised of two components. The first component is an annual base fee equal to 1.50% of the Fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the Fund's Class A shares have performed relative to the Morgan Stanley Health Care Product Index. The maximum performance adjustment upward or downward is 1.00% annually. Depending on the performance of the Fund, during any fiscal year the Advisor may receive as much as 2.50% or as little as 0.50% in management fees.

Prior to November 25, 2003, INVESCO served as the investment advisor for the Fund. The Fund paid 0.51% in advisory fees as a percentage of average annual net assets under management to INVESCO for its advisory services in the fiscal year ended August 31, 2003.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

ANDY SUMMERS is a Portfolio Manager for all INVESCO Health Sciences portfolios. Andy joined the INVESCO Health Sciences investment team in 1998. He is a CFA charterholder. Prior to joining INVESCO, Andy worked as an analyst assistant for Denver Investment Advisors. He received his master's degree in finance from the University of Wisconsin at Madison in 1998. He received his bachelor's degree in finance from the University of Wisconsin at Whitewater in 1996.

THOMAS R. WALD, vice president of INVESCO, is a Portfolio Manager of the Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Mr. Wald holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable, and other factors. In general, the Fund is most suitable for investors who:

o are experienced investors or have obtained the advice of an investment professional.
o are willing to accept the additional risks entailed in the investment policies of the Fund.
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:

o  unaccustomed to potentially volatile investments.
o  primarily seeking current dividend income.
o unwilling to accept the additional risks entailed in the investment policies of the Fund and potentially significant changes in the price of Fund shares as a result of those policies.
o  speculating on short-term fluctuations in the stock markets.

SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ACCRUED INTEREST AND DIVIDENDS
-FUND'S DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. The Advisor determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time), except that securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by Nasdaq each business day. Shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

The Fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of a security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the board of trustees of the Fund. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the board of trustees or its designee instead of being determined by the market. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem Fund shares.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is calculated separately for each class.

All purchases, sales, and exchanges of Fund shares are made by the Advisor at the NAV next calculated after the Advisor receives proper instructions from you or your financial intermediary. Instructions must be received by the Advisor no later than the close of the NYSE to effect transactions at that day's NAV. If the Advisor receives instructions from you or your financial intermediary after that time, the instructions will be processed at the NAV next calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to those transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and AIS would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the Fund provides its shareholders with daily liquidity, its investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. AIM and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "AIM and INVESCO Funds"):

o  trade activity monitoring;
o  trading guidelines;
o  redemption fee on trades in certain AIM and INVESCO Funds; and
o  selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the AIM and INVESCO Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if a shareholder exceeds 10 exchanges per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM and INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

Effective on or about March 1, 2004, if a shareholder exceeds four exchanges out of an AIM or INVESCO Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM and INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one AIM or INVESCO Fund and into (purchase) another AIM or INVESCO Fund.

The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

Effective on or about November 24, 2003, certain shareholders may be charged a 2% redemption fee if the shareholders redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the AIM or INVESCO Funds' transfer agent system has the capability of processing the fee across these other classes. Please see the section entitled "How to Buy Shares - Redemption Fee" for more information.

The ability of an AIM or INVESCO Fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the NYSE, the time the AIM or INVESCO Fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the AIM or INVESCO Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the board of trustees of the AIM or INVESCO Fund. Please see the section entitled "Share Price" for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of excessive short-term trading.

HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Fund if you invest directly through ADI. If you invest in the Fund through a financial intermediary, please consult the financial intermediary for more information on how to purchase shares of the Fund. You may be charged a commission or transaction fee by the financial intermediary for purchases of Fund shares.

With the exception of Class A shares, there is no charge to invest directly through ADI. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's ADI account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another AIM or INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the INVESCO fund verify and record your identifying information. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into the AIM Cash Reserve Shares of AIM Money Market Fund, a series of AIM Investment Securities Funds. You will receive a confirmation of this transaction and may contact AIM Investment Services, Inc. ("AIS"), the Fund's transfer agent, to exchange into the fund you choose.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

AIS reserves the right to increase, reduce, or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. AIS also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange. If the Fund determines that you have not provided a correct social security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or AIS. If you are already an INVESCO Funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including Systematic Purchase Plan and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans).

The following chart shows several ways to invest in the Fund if you invest directly through ADI.

METHOD                         INVESTMENT MINIMUM         PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                       See information above.     Mail your completed
Mail to:                                                  account application
AIM Investment Services, Inc.                             and check to AIS. AIS
P.O. Box 4739                                             does not accept cash,
Houston, TX 77210-4739                                    credit cards,
                                                          travelers' cheques,
or                                                        credit card checks,
                                                          instant loan checks,
AIM Investment Services, Inc.                             money orders, or third
P.O. Box 173706                                           party checks unless
Denver, CO 80217-3706                                     they are from another
                                                          financial institution
You may also send your check                              related to a
by overnight courier to:                                  retirement plan
AIM Investment Services, Inc.                             transfer.
11 Greenway Plaza, Suite 100
Houston, TX 77046

or

AIM Investment Services, Inc.
4350 South Monaco
Denver, CO 80237
--------------------------------------------------------------------------------
BY WIRE                        See information above.     Mail completed account
You may send your payment by                              application to the
bank wire (call 1-800-959-4246                            transfer agent. Call
for instructions).                                        the transfer agent at
                                                          (800) 959-4246 to
                                                          receive a reference
                                                          number. Then, use the
                                                          following wire
                                                          instructions:

                                                          Beneficiary Bank
                                                          ABA/Routing #:
                                                          113000609
                                                          Beneficiary Account
                                                          Number: 00100366807
                                                          Beneficiary Account
                                                          Name: AIM Investment
                                                          Services, Inc.
                                                          RFB: Fund Name,
                                                          Reference #
                                                          OBI: Your Name,
                                                          Account #
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH          See information above.     You must provide your
Call 1-800-959-4246 to request                            bank account
your purchase.  Upon your                                 information to AIS
telephone instructions, AIS                               prior to using this
will move money from your                                 option.
designated bank/credit union
checking or savings account in
order to purchase shares.

--------------------------------------------------------------------------------
REGULAR INVESTING WITH         $50 per month for          Like all regular
SYSTEMATIC PURCHASE PLAN OR    Systematic Purchase Plan;  investment plans,
DIRECT PAYROLL PURCHASE        $50 per pay period for     neither Systematic
You may enroll on your fund    Direct Payroll Purchase.   Purchase Plan nor
application, or call us for    You may start or stop      Direct Payroll
a separate form and more       your regular investment    Purchase ensures a
details. Investing the same    plan at any time with      profit or protects
amount on a monthly basis      two weeks' notice to       against loss in a
allows you to buy more shares  AIS.                       falling market.
when prices are low and fewer                             Because you'll invest
shares when prices are high.                              continually,
This "dollar cost averaging"                              regardless of varying
may help offset market                                    price levels, consider
fluctuations. Over a period                               your financial ability
of time, your average cost                                to keep buying through
per share may be less than                                low price levels. And
the actual average net asset                              remember that you will
value per share.                                          lose money if you
                                                          redeem your shares
                                                          when the market value
                                                          of all your shares is
                                                          less than their cost.

METHOD                         INVESTMENT MINIMUM         PLEASE REMEMBER
--------------------------------------------------------------------------------
BY AIM 24-HOUR AUTOMATED       $50 for subsequent         You must provide your
INVESTOR LINE WITH ACH         investments.               bank account
Automated transactions by                                 information to AIS
telephone are available for                               prior to using this
subsequent purchases and                                  option.
exchanges 24 hours a day.
Simply call 1-800-246-5463.
--------------------------------------------------------------------------------
BY EXCHANGE                    See information above.     See "Exchange Policy."
Between the same class of any
two INVESCO Funds or certain
classes of AIM Funds. Call
1-800-959-4246 for
prospectuses of other INVESCO
Funds or AIM Funds. Exchanges
may be made by telephone or at
AIM's Web site at
aiminvestments.com. You may
also establish an automatic
monthly exchange service
between two INVESCO Funds or
certain classes of AIM Funds;
call us for further details
and the correct form.

     EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO Fund or into certain classes of another AIM Fund, as described in the table below, on the basis of their respective NAVs at the time of the exchange.


--------------------------------------------------------------------------------
SHAREHOLDERS INVESTED IN THE FOLLOWING    WILL BE OFFERED THE ABILITY TO
CLASSES OF THE INVESCO FUNDS:             EXCHANGE INTO THE FOLLOWING
                                          CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o  Investor Class Shares of all INVESCO   o  Investor Class Shares of all AIM
   Funds                                     Funds
o  Class A Shares of all INVESCO Funds(1) o  Class A Shares of Category I and II
                                             Funds and AIM Tax-Exempt Cash Fund
                                          o  Class A3 Shares of all AIM Funds
                                          o  AIM Cash Reserve Shares of AIM
                                             Money Market Fund
--------------------------------------------------------------------------------
o  Class B Shares of all INVESCO Funds    o  Class B Shares of all AIM Funds,
                                             with the exception of AIM Floating
                                             Rate Fund
--------------------------------------------------------------------------------
o  Class C Shares of all INVESCO Funds    o  Class C Shares of all AIM Funds,
                                             with the exception of AIM Floating
                                             Rate Fund
--------------------------------------------------------------------------------
o  Institutional Class Shares of all      o  Institutional Class Shares of all
   INVESCO Funds                             AIM Retail Funds
--------------------------------------------------------------------------------
o  Class K Shares of all INVESCO Funds    o  Exchanges not permitted
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDERS INVESTED IN THE FOLLOWING    WILL BE OFFERED THE ABILITY TO
CLASSES OF THE AIM FUNDS:                 EXCHANGE INTO THE FOLLOWING CLASSES
                                          OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o  Investor Class Shares of all AIM       o  Investor Class Shares of all
   Funds                                     INVESCO Funds
o  Class A Shares of all AIM Funds, with  o  Class A Shares of all INVESCO
   the exception of Class A Shares of        Funds(2)
   Category III Funds purchased at net
   asset value

---------------------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.
(2) You may be required to pay an initial sales charge equal to the difference between the sales charge of the Fund being acquired and the sales charge paid on the Fund being exchanged when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

--------------------------------------------------------------------------------
SHAREHOLDERS INVESTED IN THE FOLLOWING    WILL BE OFFERED THE ABILITY TO
CLASSES OF THE AIM FUNDS:                 EXCHANGE INTO THE FOLLOWING CLASSES
                                          OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------
o  Class A3 Shares of the AIM Funds
o  AIM Cash Reserve Shares of AIM Money
   Market Fund
--------------------------------------------------------------------------------
o  Class B Shares of all AIM Funds        o  Class B Shares of all INVESCO Funds
--------------------------------------------------------------------------------
o  Class C Shares of all AIM Funds        o  Class C Shares of all INVESCO Funds
--------------------------------------------------------------------------------
o  Institutional Class Shares of all AIM  o  Institutional Class Shares of all
   Retail Funds                              INVESCO Funds
--------------------------------------------------------------------------------
o  Class R Shares of all AIM Funds        o  Exchanges not permitted
--------------------------------------------------------------------------------

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You will not pay a sales charge when exchanging Class B shares for other Class B shares or Class C shares for other Class C shares. If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing exchanges:
o Both AIM or INVESCO Fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o Currently, if you exceed 10 exchanges per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.
o Effective on or about March 1, 2004, if you exceed four exchanges out of an AIM or INVESCO Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
   Fund) per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one AIM or INVESCO Fund and into (purchase) another AIM or INVESCO Fund. Please see the subsection entitled "Tools Used to Combat Excessive Short-Term Trading Activity - Trading Guidelines" for more information.
o Under unusual market conditions, an AIM or INVESCO Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO Funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO Fund or ADI will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the AIM or INVESCO Fund into which you wish to exchange are temporarily stopped.

REDEMPTION FEE

Effective on or about November 24, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund              AIM High Yield Fund

AIM Developing Markets Fund               AIM International Emerging Growth Fund

AIM European Growth Fund                  AIM International Growth Fund

AIM European Small Company Fund           AIM Trimark Fund

AIM Global Aggressive Growth Fund         INVESCO International Blue Chip Value
                                          Fund (effective November 24, 2003,
AIM Global Growth Fund                    name will change to INVESCO
                                          International Core Equity Fund)

AIM Global Trends Fund                    INVESCO S&P 500 Index Fund

AIM Global Value Fund

The redemption fee will be paid to the AIM or INVESCO Fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the AIM or INVESCO Fund. The redemption fee is imposed to the extent that the number of AIM or INVESCO Fund shares you redeem exceeds the number of AIM or INVESCO Fund shares that you have held for more than 30 days. In determining whether the minimum 30 days holding period has been met, only the period during which you have held shares of the AIM or INVESCO Fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

The 2% redemption fee will not be charged on transactions involving the following:

o total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;
o total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;
o total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;
o total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the AIM or INVESCO Funds;
o total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
   (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or
o  redemptions initiated by an AIM or INVESCO Fund.

The AIM Affiliates' goal is to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares. The AIM Affiliates expect to charge the redemption fee on all other classes of shares when the AIM or INVESCO Funds' transfer agent system has the capability of processing the fee across these other classes. In addition, the AIM Affiliates intend to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the AIM or INVESCO Funds. Lastly, the provider of the AIM Affiliates' retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the AIM or INVESCO Fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

The AIM and INVESCO Funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in the Fund. Shares of the Fund are available primarily through your financial intermediary.

In addition, you should also consider the factors below:

                          Class A            Class B              Class C

Initial Sales Charge      5.50%              None                 None

CDSC(1)                   1% on certain      1% - 5% for          1% for shares
                          purchases held     shares held less     held less than
                          less than 18       than 6 years.        12 Months.
                          Months.

12b-1 Fee                 0.35%              1.00%                1.00%

Conversion                No                 Yes(2)               No

Purchase Order Maximum    None               $250,000             $1,000,000

(1) Please see the subsection entitled "Sales Charges" below and the section of the Fund's Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.
(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

INTERNET TRANSACTIONS. Investors may exchange and redeem shares of any INVESCO Fund through AIM's Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version
4.0 or higher, or AOL version 5.0 or higher) and the ability to use AIM's Web site. AIS will accept Internet purchase instructions only for exchanges or if the purchase price is paid to AIS through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to AIS originated. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to AIS, along with a check.

AIS employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on AIM's Web site, you will need an account number, your Social Security number, and an alphanumeric password. If AIS follows these procedures, neither AIS, its affiliates nor any fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow AIS's security procedures. By entering into the user's agreement with AIS to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you.

SALES CHARGES

Sales charges on Class A shares of the Fund are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Fund are subject to the following initial sales charges:

                                             INVESTOR'S SALES CHARGE
AMOUNT OF INVESTMENT                         AS A % OF       AS A % OF
IN A SINGLE TRANSACTION                      OFFERING        INVESTMENT
                                             PRICE

Less than $25,000                            5.50%           5.82%
$25,000 but less than $50,000                5.25%           5.54%
$50,000 but less than $100,000               4.75%           4.99%
$100,000 but less than $250,000              3.75%           3.90%
$250,000 but less than $500,000              3.00%           3.09%
$500,000 but less than $1,000,000            2.00%           2.04%
$1,000,000 or more                           NAV             NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, you may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than the above-stated time periods, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's ADI account.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and twelve months for Class C shares, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares.


      YEAR SINCE PURCHASE MADE          CLASS B     CLASS C

      First                             5%          1%
      Second                            4%          None
      Third                             3%          None
      Fourth                            3%          None
      Fifth                             2%          None
      Sixth                             1%          None
      Seventh and following             None(1)     None

(1) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

     REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

          RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

          Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above.

          LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE/CDSC EXCEPTIONS

You will not pay initial sales charges:

o  on shares purchased by reinvesting dividends and distributions;
o when exchanging shares of the same class among certain INVESCO Funds and certain classes of AIM Funds;
o  when using the reinstatement privilege;
o when a merger, consolidation, or acquisition of assets of an INVESCO Fund occurs; and
o  upon automatic conversion of Class B to Class A.

You will not pay a CDSC:

o  if you purchase less than $1,000,000 of Class A shares;
o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
o  if you redeem Class B shares you held for more than six years;
o  if you redeem Class C shares you held for more than twelve months;
o if you participate in the periodic withdrawal program and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
o if you redeem shares acquired through reinvestment of dividends and distributions;
o if you are a participant in a qualified retirement plan and redeem Class C shares in order to fund a distribution;
o if you are a qualified plan investing in Class A shares and elect to forego any dealer concession;
o  on increases in the net asset value of your shares;
o  to pay account fees;

o for IRA distributions due to death or disability or periodic distributions based on life expectancy;

o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
o  for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Fund's Statement of Additional Information for further details.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan (commonly known as a "12b-1 Plan") for each class of shares of the Fund. The 12b-1 fees paid by the Fund's classes of shares are used to pay distribution and service fees to ADI for the sale and distribution of the Fund's shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because the Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under each 12b-1 Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a class exceed these computed amounts, ADI pays the difference. Conversely, if distribution fees are less than computed amounts, ADI retains the difference.

YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through ADI.

SHAREHOLDER ACCOUNTS. AIS maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

AIS PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, Systematic Purchase Plan), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT AIM'S WEB SITE, AIMINVESTMENTS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you. In general, if AIS has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, AIS is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Fund, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing AIS. You may also request that householding be eliminated from all your required mailings.

IRAs AND OTHER RETIREMENT PLANS. Shares of any AIM or INVESCO Fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call AIS for information and forms to establish or transfer your existing retirement plan or account.

HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through ADI. If you invest in the Fund through a financial intermediary, please consult the financial intermediary for information on how to sell shares of the Fund. You may be charged a commission or transaction fee by your financial intermediary for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by AIS in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's ADI account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a 1% CDSC of the lower of the total original cost or current market value of the shares may be assessed. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO fund or certain classes of another AIM fund as set forth under the section entitled "Exchange Policy." For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While AIS attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

AIS usually forwards the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your Fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in Systematic Purchase Plan, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional Systematic Purchase Plan purchases unless you give us other instructions.

Because of the Fund's expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $500 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $500 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your financial intermediary may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within 120 days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares in the Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. You must notify AIS in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Fund if you invest directly through ADI.


METHOD                         REDEMPTION MINIMUM     PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                   $250 (or, if less,     You must provide an IRA
Call us toll-free at:          full liquidation of    redemption form to AIS
1-800-959-4246.                the account) for a     prior to making an IRA
                               redemption check. IRA  redemption by telephone.
                               redemptions are not    AIS's telephone redemption
                               permitted by tele-     privileges may be modified
                               phone.                 or terminated in the
                                                      future at AIS's
                                                      discretion. The maximum
                                                      amount which may be
                                                      redeemed by telephone is
                                                      generally $250,000.
--------------------------------------------------------------------------------
IN WRITING                     Any amount.            The redemption request
Mail your request to:                                 must be signed by all
AIM Investment Services, Inc.                         registered account owners.
P.O. Box 4739                                         Payment will be mailed to
Houston, TX 77210-4739                                your address as it appears
                                                      on AIS's records, or to a
You may also send your request                        bank designated by you in
by overnight courier to:                              writing.
AIM Investment Services, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH          $250. IRA redemptions  You must provide your bank
Call 1-800-959-4246 to         are not permitted by   account information to AIS
request your redemption.       telephone.             prior to using this
                                                      option. AIS will
                                                      automatically pay the
                                                      proceeds into your
                                                      designated bank account.
--------------------------------------------------------------------------------
BY INTERNET                    Any amount. IRA        Place your redemption
Go to AIM's Web site at        redemptions are not    request at
aiminvestments.com.            permitted via the      www.aiminvestments.com.
                               internet.              You will be allowed to
                                                      redeem by internet if (1)
                                                      you do not hold physical
                                                      share certificates; (2)
                                                      you can provide proper
                                                      identification
                                                      information; (3) the
                                                      proceeds of the redemption
                                                      do not exceed $250,000;
                                                      and (4) you have already
                                                      provided proper bank
                                                      information. AIM prototype
                                                      retirement accounts may
                                                      not be redeemed on the
                                                      internet. The transfer
                                                      agent must confirm your
                                                      transaction during the
                                                      hours of the customary
                                                      trading session of the
                                                      NYSE in order to effect
                                                      the redemption at that
                                                      day's closing price.

                                                      You will need a Web
                                                      browser to use this
                                                      service. Internet
                                                      transactions are limited
                                                      to a maximum of $250,000.
                                                      AIS will automatically pay
                                                      the proceeds into your
                                                      designated bank account.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY AIM 24-HOUR AUTOMATED       $50.                   Be sure to write down the
INVESTOR LINE WITH ACH                                confirmation number
Automated transactions by                             provided to you. You must
telephone are available for                           provide your bank account
redemptions and exchanges 24                          information to AIS prior
hours a day.  Simply call                             to using this option.
1-800-246-5463.
--------------------------------------------------------------------------------
SYSTEMATIC REDEMPTION PLAN     $100 per payment on a  You must have at least
You may call us to request     monthly or quarterly   $10,000 total invested
the appropriate form and more  basis. The redemption  with the INVESCO funds
information at 1-800-959-4246. check may be made      with at least $5,000 of
                               payable to any party   that total invested in the
                               you designate.         fund from which
                                                      withdrawals will be made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY         Any amount.            All registered account
Mail your request to:                                 owners must sign the
AIM Investment Services, Inc.                         request, with signature
P.O. Box 4739                                         guarantees from an
Houston, TX 77210-4739                                eligible guarantor
                                                      financial institution,
                                                      such as a commercial bank
                                                      or a recognized national
                                                      or regional securities
                                                      firm.
--------------------------------------------------------------------------------

[GRAPH ICON]  TAXES

Everyone's tax status is unique. We manage the Fund in an effort to provide maximum total returns to all shareholders of the Fund. The Advisor generally focuses on pre-tax results and ordinarily does not manage the Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gain and net gain from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the intent of the Fund to distribute all investment company taxable income and net capital gain. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other funds.

If you have not provided AIS with complete, correct tax information, the Fund is required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Fund, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income primarily from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually. The Fund can make distributions at other times, if it chooses to do so. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gain, if any, is distributed to shareholders at least annually, usually in December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 15% for individuals (20% for gains that a Fund recognized prior to May 6, 2003).

The Fund's daily NAV reflects all realized capital gains that have not yet been distributed to shareholders. Therefore, the Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss at the time of sale. Instead, the loss will be deferred to a later date.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in the same share class of another AIM or INVESCO Fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the various classes of the Fund for the past five years (or, if shorter, the period of the class's operations). On September 30, 2003, the Fund's name was changed from
INVESCO Advantage Global Health Sciences Fund ("AGHS Fund") to INVESCO Advantage Health Sciences Fund. AGHS Fund is the successor to
INVESCO Global Health Sciences Fund ("GHS Fund") pursuant to a reorganization that took place on May 16, 2001. As a result of the reorganization, GHS Fund shareholders received Class A shares of AGHS Fund. Prior to May 16, 2001, Class B and Class C shares of
AGHS Fund had no investment operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Counselor Series Funds, Inc.'s 2003 Annual
Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Prior to November 25, 2003,
the Fund was a series portfolio of a Maryland corporation named AIM Counselor Series Funds, Inc. (formerly, INVESCO Counselor Series
Funds, Inc.). This report is available without charge by contacting AIS at the address or telephone number on the back cover of this
Prospectus.


                                                                             PERIOD
                                                                              ENDED
CLASS A                                             YEAR ENDED AUGUST 31   AUGUST 31                 YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------

                                                    2003          2002       2001(a)            2000         1999         1998

PER SHARE DATA
Net Asset Value--Beginning of Period              $  11.84       $14.57     $  24.25          $  17.96     $  21.08      $21.25
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                               (0.00)       (0.00)       (0.12)            (0.13)       (0.02)(d)   (0.00)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                     1.05        (2.77)       (6.19)             8.83         0.99(d)     3.76
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                      1.05        (2.77)       (6.31)             8.70         0.97        3.76
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                      0.00         0.00         3.44              2.41         4.09        3.93
====================================================================================================================================
Redemption Fees                                        ---         0.04         0.07               ---          ---         ---
====================================================================================================================================
Net Asset Value--End of Period                    $  12.89     $  11.84     $  14.57            $24.25     $  17.96    $  21.08
====================================================================================================================================
                                                      8.87%(e)   (18.74%)(e)  (28.88%)(e)(f)     52.72%        4.90%      20.74%
TOTAL RETURN - NAV

TOTAL RETURN - SHARE PRICE                             ---          ---          ---             40.75%(g)     4.74%(g)   40.29%(g)

RATIOS

Net Assets--End of Period ($000 Omitted)          $230,955     $275,037     $478,876          $938,494     $678,030    $586,263
Ratio of Expenses to Average Net Assets
  (including dividends on securities
  sold short)(h)(i)                                  1.67%        2.35%        1.60%(k)          1.16%        1.20%       1.21%
Ratio of Expenses to Average Net Assets
  (excluding dividends on securities sold
  short)(h)(i)                                        1.65%        2.33%        1.55%(k)           ---          ---         ---
Ratio of Net Investment Loss to Average
  Net Assets(j)                                      (0.68%)      (1.52%)      (0.79%)(k)        (0.62%)      (0.13%)     (0.17%)
Portfolio Turnover Rate                                125%         127%         183%(f)           196%         129%         87%


(a)  From November 1, 2000 to August 31, 2001.
(b)  The per share information was computed using average shares for the period ended August 31, 2001 and the years ended October
     31, 2000 and 1999.
(c)  Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended August 31, 2003 and 2002 and the year ended October 31, 1998.
(d)  Per share data includes an additional 7,601,529 shares attributed to the Rights Offering at June 21, 1999.
(e)  The applicable sales charges are not included in the Total Return calculation.
(f)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(g)  Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, were assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan (prior to
     Fund's reorganization on May 16, 2001). Total investment return does not reflect sales charges or brokerage commissions.
(h)  Ratio is based on Total Expenses of the class, less Expenses Absorbed by Investment Advisor, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(i)  Various expenses of the class were voluntarily absorbed by INVESCO for the year ended August 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets (including dividends on securities sold short) would have been 1.74% and the ratio of net investment loss to average net assets (including dividends on securities sold short) would have been (0.75%).
(j)  Various expenses of the class were voluntarily absorbed by INVESCO for the year ended August 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets (excluding dividends on securities sold short) would have been 1.72%.
(k)  Annualized

                                                                 26

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                PERIOD
                                                                                                 ENDED
CLASS B                                                       YEAR ENDED AUGUST 31           AUGUST 31
---------------------------------------------------------------------------------------------------------

                                                              2003            2002           2001(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                         $11.77           $14.68          $14.35
=========================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)

Net Investment Loss                                           (0.22)           (0.11)          (0.05)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                               1.06            (2.80)           0.38
=========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               0.84            (2.91)           0.33
=========================================================================================================
Net Asset Value--End of Period                               $12.61           $11.77          $14.68
=========================================================================================================

TOTAL RETURN(c)                                                7.14%          (19.82%)          2.30%(d)

RATIOS

Net Assets--End of Period ($000 Omitted)                     $  761           $  882          $  337

Ratio of Expenses to Average Net Assets
  (including dividends on securities sold
  short)(e)(f)                                                 3.27%            3.44%           4.14%(h)

Ratio of Expenses to Average Net Assets
  (excluding dividends on securities sold
  short)(e)(g)                                                 3.25%            3.43%           3.74%(h)

Ratio of Net Investment Loss to Average Net
  Assets(f)                                                   (2.27%)          (2.54%)         (2.68%)(h)

Portfolio Turnover Rate                                         125%             127%            183%(i)


(a)  From May 16, 2001, since inception of class, to August 31, 2001.
(b)  The per share information was computed using average shares for the period ended August 31, 2001.
(c)  The applicable CDSC is not included in the Total Return calculation.
(d)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(e)  Ratio is based on Total Expenses of the class, less Expenses Absorbed by Investment Advisor, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f)  Various expenses of the class were voluntarily absorbed by INVESCO for the year ended August 31,
     2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets
     (including dividends on securities sold short) would have been 3.33% and the ratio of net investment loss to average net assets (including dividends on securities sold short) would have been (2.33%).
(g)  Various expenses of the class were voluntarily absorbed by INVESCO for the year ended August 31,
     2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets
     (excluding dividends on securities sold short) would have been 3.31%.
(h)  Annualized
(i)  Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 2000 to
     August 31, 2001.

                                                    27

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD
                                                                                           ENDED
CLASS C                                                     YEAR ENDED AUGUST 31       AUGUST 31
---------------------------------------------------------------------------------------------------

                                                             2003          2002         2001(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                        $11.57       $ 14.45        $14.35
===================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)

Net Investment Loss                                          (0.46)        (0.13)        (0.04)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                              1.16         (2.75)         0.14
===================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                              0.70         (2.88)         0.10
===================================================================================================
Net Asset Value--End of Period                              $12.27       $ 11.57        $14.45
===================================================================================================
TOTAL RETURN(c)                                               6.14%       (20.00%)        0.70%(d)

RATIOS

Net Assets--End of Period ($000 Omitted)                      $316          $501         $ 312

Ratio of Expenses to Average Net Assets
   (including dividends on securities sold
   short)(e)(f)                                               4.02%         3.54%         4.51%(h)

Ratio of Expenses to Average Net Assets
  (excluding dividends on securities sold
  short)(e)(g)                                                4.00%         3.52%         3.93%(h)

Ratio of Net Investment Loss to Average
  Net Assets(f)                                              (3.09%)       (2.63%)       (2.86%)(h)

Portfolio Turnover Rate                                        125%          127%          183%(i)


(a)  From May 16, 2001, since inception of class, to August 31, 2001.
(b)  The per share information was computed using average shares for the period ended August 31,
     2001.
(c)  The applicable CDSC is not included in the Total Return calculation.
(d)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(e)  Ratio is based on Total Expenses of the class, less Expenses Absorbed by Investment Advisor, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f)  Various expenses of the class were voluntarily absorbed by INVESCO for the year ended August
     31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets (including dividends on securities sold short) would have been 4.07% and the ratio of net investment loss to average net assets (including dividends on securities sold short) would have been (3.14%).
(g)  Various expenses of the class were voluntarily absorbed by INVESCO for the year ended August
     31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets (excluding dividends on securities sold short) would have been 4.05%.
(h)  Annualized
(i)  Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 2000 to August 31, 2001.

                                                 28

NOVEMBER 25, 2003

AIM COUNSELOR SERIES TRUST

INVESCO ADVANTAGE HEALTH SCIENCES FUND (FORMERLY, INVESCO ADVANTAGE GLOBAL HEALTH SCIENCES FUND) - CLASS A, B, AND C

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail its actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated November 25, 2003 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus, annual report, and semiannual report of the Fund may be accessed through the AIM Web site at aiminvestments.com. In addition, the current Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, and semiannual report, write to AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

PROSPECTUS | NOVEMBER 25, 2003

AIM COUNSELOR SERIES TRUST
INVESCO MULTI-SECTOR FUND--CLASS A, B, AND C

A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING CAPITAL GROWTH THROUGH TARGETED INVESTMENT OPPORTUNITIES.

CLASS A, B, AND C SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks.......  2
Fund Performance..............................  4
Fees And Expenses.............................  4
Investment Risks..............................  5
Principal Risks Associated With The Fund......  6
Temporary Defensive Positions.................  8
Portfolio Turnover............................  8
Fund Management...............................  8
Portfolio Managers............................  8
Potential Rewards.............................  9
Share Price...................................  9
Tools Used to Combat Excessive Short-Term
Trading Activity.............................. 10
How To Buy Shares............................. 11
Your Account Services......................... 19
How To Sell Shares............................ 19
Taxes......................................... 21
Dividends And Capital Gain Distributions...... 22
Financial Highlights.......................... 24

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

A I M Advisors, Inc. ("AIM") is the investment advisor for the INVESCO Multi-Sector Fund (the "Fund") and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") is the sub-advisor. On November 25, 2003, the single series portfolio of AIM Manager Series Funds, Inc. (formerly, INVESCO Manager Series Funds, Inc.), a Maryland corporation (the "Company"), was redomesticated as a series portfolio of AIM Counselor Series Trust, a Delaware statutory trust. Prior to November 25, 2003, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for each series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO. INVESCO and AIM are referred to herein, as appropriate, as the "Advisor."

This Prospectus contains important information about the Fund's Class A, B, and C shares. Class A, B, and C shares are sold primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares."

This Prospectus will tell you more about:

[KEY ICON]   INVESTMENT GOALS & STRATEGIES
[ARROW ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE

        ---------------------------------------------------------------

[KEY ICON][ARROW ICON] INVESTMENT GOALS, STRATEGIES, AND RISKS

The Fund seeks capital growth. It is actively managed. The Fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

With respect to at least 80% of the Fund's assets, at the beginning of each fiscal year, the Fund normally invests approximately one-fifth of its assets in the equity and equity-related securities of companies doing business in each of the following sectors: energy, financial services, health sciences, leisure, and technology. Due to changes in market values during the year, assets will be reallocated annually within one month of the Fund's fiscal year end in order to attempt to achieve a one-fifth weighting in each sector. At any given time, 20% of the Fund's assets are not required to be invested in the sectors.

To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in each sector;

o At least 50% of its assets must be devoted to producing revenues from each sector; or

o Based on other available information, we determine that its primary business is within each sector.

The Advisor uses a bottom-up investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that INVESCO believes are strongly managed and will generate above-average long-term capital growth.

As a multi-sector fund, the portfolio is concentrated in certain segments of the economy. This means the Fund's investment concentration in each of the sectors is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds and the value of its portfolio investments and, therefore, the value of an investment in the Fund, tend to go up and down more rapidly. However, the multi-sector structure of the Fund should reduce the risk of sector investing as its portfolio is not as narrowly concentrated in a single sector as a single sector fund.

The Fund is subject to other principal risks such as market, foreign securities, liquidity, derivatives, options and futures, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

The Fund is concentrated in the following sectors:

ENERGY SECTOR

Companies in the energy sector include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies, and innovative energy technology companies.

Generally, we prefer to keep the investments in the energy sector divided among the four main energy subsectors: major oil companies, energy services, oil and gas exploration/production companies, and natural gas companies. We adjust portfolio weightings depending on current economic conditions. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may influence Fund returns and increase price fluctuations in the Fund's shares. The businesses in which we invest may be adversely affected by foreign government, federal, or state regulations on energy production, distribution, and sale.

FINANCIAL SERVICES SECTOR

Companies in the financial services sector include, but are not limited to, banks (regional and money centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies.

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments -- although securities prices of financial services companies generally are interest rate sensitive. We seek companies with successful sales and marketing cultures and that leverage technologies in their operations and distribution. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries.

HEALTH SCIENCES SECTOR

Companies in the health sciences sector include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies.

We seek to target strongly managed, innovative companies with new products. The Advisor attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. This portion of the Fund also may invest in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products. Some companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability.

Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

LEISURE SECTOR

Companies in the leisure sector include, but are not limited to, cable t.v. and satellite programming, publishing, cruise lines, advertising agencies, hotels, casinos, and electronic games.

We seek firms that can grow their businesses regardless of the economic environment. The Advisor attempts to keep this portion of the portfolio well diversified across the leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

TECHNOLOGY SECTOR

Companies in the technology sector include, but are not limited to, hardware, software, semiconductors, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

A portion of this segment of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their field and are believed to have a strategic advantage over many of their competitors. The remainder consists of faster-growing, more volatile technology companies that the Advisor believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

[GRAPH ICON] FUND PERFORMANCE

Since the Fund's shares were not offered until September 3, 2002, the Fund does not yet have a full calendar year of performance. Accordingly, performance is not included for the Fund.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A, B or C shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                                  Class A   Class B   Class C
Maximum Front-End Sales Charge
 on purchases as a percentage of offering price    5.50%     None      None
Maximum Contingent Deferred Sales
 Charge (CDSC) as a percentage of                  None(1)   5.00%(2)  1.00%(2)
 the lower of the total original cost or
 current market value of the shares
Maximum Sales Charge on reinvested                 None      None      None
 dividends/distributions

(1)If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2)A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                                Class A    Class B    Class C
Management Fees                                  0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(3)         0.35%      1.00%      1.00%
Other Expenses (4),(5),(6)                       0.87%      1.10%(7)   1.09%(7)
                                                 -----      -----      -----
Total Annual Fund Operating Expenses(4),(5),(6)  1.97%      2.85%(7)   2.84%(7)
                                                 =====      =====      =====
Fee Waivers/Reimbursement(5),(6),(8)             0.00%      0.10%      0.09%
Net Expenses (5),(6),(8)                         1.97%      2.75%(7)   2.75%(7)
                                                 =====      =====      =====

(3)Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of the Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(4)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under expense offset arrangements.

(5)INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to contractual expense limitation commitments between INVESCO and the Fund is such reimbursements do not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

(6)Annualized for the period of September 4, 2002, inception of class, through August 31, 2003.

(7)Certain expenses were absorbed by INVESCO pursuant to a contractual agreement between the Fund and INVESCO.

(8)To limit expenses, the Fund's investment advisor has contractually obligated itself to waive fees and bear any expenses through August 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares and 2.75% for each of Class B and Class C shares.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Class A, B and C shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Class A, B or C shares of the Fund for the time periods indicated. Within each Example there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Class A, B and C shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Class A, B and C shares may be higher or lower, based on these assumptions your costs would be:

                                   1 Year      3 Years     5 Years      10 Years
Class A(1)                          $739        $1,134      $1,554    $ 2,720
Class B - With Redemption(1),(3)    $778        $1,174      $1,695    $ 2,959(2)
Class B - Without Redemption(3)     $278        $  874      $1,495    $ 2,959(2)
Class C - With Redemption(1),(3)    $378        $  871      $1,491    $ 3,160
Class C - Without Redemption(3)     $278        $  871      $1,491    $ 3,160

(1)Based on initial sales charge for Class A shares at the beginning of each period shown and applicable CDSC charges for Class B and Class C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."

(2)Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares."

(3)Class expenses remain the same for each period (except that the example reflects the contractual expenses reimbursements by INVESCO for the one-year period and the first year of the three-, five- and ten-year periods).

[ARROW ICON] INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROW GRAPHIC] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

OPTIONS AND FUTURES RISK
Options and futures are common types of derivatives that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.


PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to the Fund's shareholders.

                 ----------------------------------------------

Although the Fund generally invests in equity securities of companies in the energy, financial services, health sciences, leisure, and technology economic sectors, the Fund also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

------------------------------------------------------------------------------------------------------
INVESTMENT                                                 RISKS
------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS)
These are securities issued by U.S. banks that
represent shares of foreign corporations held by those     Market, Information, Political, Regulatory,
banks. Although traded in U.S. securities markets and      Diplomatic, Liquidity, and Currency Risks
valued in U.S. dollars, ADRs carry most of the risks of
investing directly in foreign securities.
------------------------------------------------------------------------------------------------------
FUTURES
A futures contract is an agreement to buy or sell a        Market, Liquidity, and Options and Futures
specific amount of a financial instrument (such as an      Risks
index option) at a stated price on a stated date. The
Fund may use futures contracts to provide liquidity
and to hedge portfolio value.
------------------------------------------------------------------------------------------------------
OPTIONS
The obligation or right to deliver or receive a            Information, Liquidity, and
security or other instrument, index, or commodity, or      Options  and Futures Risks
cash payment depending on the price of the underlying
security or the performance of an index or other
benchmark. Includes options on specific securities and
stock indices, and options on stock index futures. May be
used in the Fund's portfolio to provide liquidity and
to hedge portfolio value.
------------------------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward contracts, swaps, caps,          Counterparty, Currency,
floors, and collars. They may be used to try to manage     Liquidity, Market, and Regulatory Risks
the Fund's foreign currency exposure and other
investment risks, which can cause its net asset value
to rise or fall. The Fund may use these financial
instruments, commonly known as "derivatives," to increase
or decrease its exposure to changing securities prices,
interest rates, currency exchange rates, or other factors.
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a security agrees     Counterparty Risk
to buy it back at an agreed-upon price and time in the
future.
------------------------------------------------------------------------------------------------------

[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROW ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover for the fiscal year ended August 31, 2003 was 115%.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to the Fund's shareholders.

FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO, AIM, INVESCO INSTIUTIONAL AND ADI ARE SUBSIDIARIES OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $345.2 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

AIM is the investment advisor for the Fund. INVESCO Institutional is the sub-advisor. INVESCO Institutional is an affiliate of INVESCO. AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 200 investment portfolios, encompassing a broad range of investment objectives. INVESCO Institutional is located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309. As sub-advisor, INVESCO Institutional is responsible for the day-to-day management of the Fund including the investment decisions and the execution of securities transactions with respect to the Fund.

AIM Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO, AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.

Prior to November 25, 2003, INVESCO served as the investment advisor for the Fund. The Fund paid 0.51% in advisory fees as a percentage of average annual net assets under management to INVESCO for its advisory services in the fiscal period ended August 31, 2003.

PORTFOLIO MANAGERS

Team management is primarily responsible for the day-to-day management of the Fund's portfolio holdings. When we refer to team management without naming individual portfolio managers, we mean a system by which INVESCO's management team, for this purpose consisting of the sector team, including William R. Keithler, Mark D. Greenberg, John S. Segner, Joseph W. Skornicka, and Thomas R. Wald, sets allocation of Fund assets and risk controls.

POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While the Fund invests in five targeted market sectors, the Fund seeks to minimize risk by investing in many different companies within those sectors.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:

o  are willing to grow their capital over the long-term (at least five years).

o can accept the additional risks and volatility associated with sector investing.

o understand that shares of the Fund can, and likely will, have daily price fluctuations.

o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:

o  primarily seeking current dividend income.

o unwilling to accept potentially significant changes in the price of Fund shares.

o  speculating on short-term fluctuations in the stock markets.


SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ACCRUED INTEREST AND DIVIDENDS
-FUND'S DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. The Advisor determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time), except that securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by Nasdaq each business day. Shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

The Fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of a security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the board of trustees of the Fund. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the board of trustees or its designee instead of being determined by the market. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem Fund shares.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is calculated separately for each class.

All purchases, sales, and exchanges of Fund shares are made by the Advisor at the NAV next calculated after the Advisor receives proper instructions from you or your financial intermediary. Instructions must be received by the Advisor no later than the close of the NYSE to effect transactions at that day's NAV. If the Advisor receives instructions from you or your financial intermediary after that time, the instructions will be processed at the NAV next calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to those transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and AIS would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the Fund provides its shareholders with daily liquidity, its investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. AIM and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "AIM and INVESCO Funds"):

     o    trade activity monitoring;

     o    trading guidelines;

     o    redemption fee on trades in certain AIM and INVESCO Funds; and

     o    selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the AIM and INVESCO Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if a shareholder exceeds 10 exchanges per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM and INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

Effective on or about March 1, 2004, if a shareholder exceeds four exchanges out of an AIM or INVESCO Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM and INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one AIM or INVESCO Fund and into (purchase) another AIM or INVESCO Fund.

The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

Effective on or about November 24, 2003, certain shareholders may be charged a 2% redemption fee if the shareholders redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the AIM or INVESCO Funds' transfer agent system has the capability of processing the fee across these other classes. Please see the section entitled "How to Buy Shares - Redemption Fee" for more information.

The ability of an AIM or INVESCO Fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the NYSE, the time the AIM or INVESCO Fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the AIM or INVESCO Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the board of trustees of the AIM or INVESCO Fund. Please see the section entitled "Share Price" for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of excessive short-term trading.

HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Fund if you invest directly through ADI. If you invest in the Fund through a financial intermediary, please consult the financial intermediary for more information on how to purchase shares of the Fund. You may be charged a commission or transaction fee by the financial intermediary for purchases of Fund shares.

With the exception of Class A shares, there is no charge to invest directly through ADI. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's ADI account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another AIM or INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the INVESCO fund verify and record your identifying information. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into the AIM Cash Reserve Shares of AIM Money Market Fund, a series of AIM Investment Securities Funds. You will receive a confirmation of this transaction and may contact AIM Investment Services, Inc. ("AIS"), the Fund's transfer agent, to exchange into the fund you choose.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution or service fee, if applicable, and the other expenses payable by that class.

AIS reserves the right to increase, reduce, or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. AIS also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange. If the Fund determines that you have not provided a correct social security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or AIS. If you are already an INVESCO Funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including Systematic Purchase Plan and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in the Fund if you invest directly through ADI.

METHOD                                     INVESTMENT MINIMUM                     PLEASE REMEMBER
----------------------------------------------------------------------------------------------------------------------------
BY CHECK                                   $1,000 for regular accounts;           Mail your completed account application
Mail to:                                   $250 for an IRA;                       and check to AIS.  AIS does not accept
AIM Investment Services, Inc.              $50 for each subsequent                cash, credit cards, travelers' cheques,
P.O. Box 4739                              investment.                            credit card checks, instant loan checks,
Houston, TX 77210-4739                                                            money orders, or third party checks
                                                                                  unless they are from another financial
or                                                                                institution related to a retirement plan
                                                                                  transfer.
AIM Investment Services, Inc.
P.O. Box 173706
Denver, CO 80217-3706

You may also send your check
by overnight courier to:
AIM Investment Services, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046

or

AIM Investment Services, Inc.
4350 South Monaco
Denver, CO 80237
----------------------------------------------------------------------------------------------------------------------------
BY WIRE                                    $1,000 for regular accounts;           Mail completed account application to
You may send your payment by bank wire     $250 for an IRA; $50 for               the transfer agent.  Call the transfer
(call 1-800-959-4246 for instructions).    each subsequent investment.            agent at (800) 959-4246 to receive a
                                                                                  reference number.  Then, use the
                                                                                  following wire instructions:

                                                                                  Beneficiary Bank ABA/Routing #: 113000609
                                                                                  Beneficiary Account Number: 00100366807
                                                                                  Beneficiary Account Name: AIM Investment
                                                                                  Services, Inc.
                                                                                  RFB: Fund Name, Reference #
                                                                                  OBI: Your Name, Account #
----------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE WITH ACH                      $1,000 for regular accounts; $250      You must provide your bank account
Call 1-800-959-4246 to request your        for an IRA; $50 for each subsequent    information to AIS prior to using this
purchase. Upon your telephone              investment.                            option.
instructions, AIS will move money from
your designated bank/credit union
checking or savings account in order to
purchase shares.
----------------------------------------------------------------------------------------------------------------------------
REGULAR INVESTING WITH SYSTEMATIC          $50 per month for Systematic Purchase  Like all regular investment plans,
PURCHASE PLAN OR DIRECT PAYROLL PURCHASE   Plan; $50 per pay period for Direct    neither Systematic Purchase Plan nor
You may enroll on your fund application,   Payroll Purchase.  You may start or    Direct Payroll Purchase ensures a profit
or call us for a separate form and         stop your regular investment plan      or protects against loss in a falling
more details. Investing the same           at any time, with two weeks' notice    market. Because you'll invest continually,
amount on a monthly basis allows you       to AIS.                                regardless of varying price levels,
to buy more shares when prices are low                                            consider your financial ability
and fewer shares when prices are high.                                            to keep buying through low price levels.
This "dollar cost averaging" may help                                             And remember that you will lose money
offset market fluctuations. Over a                                                if you redeem your shares when the
period of time, your average cost per                                             market value of all your shares
share may be less than the actual                                                 is less than their cost.
average net asset value per share.
----------------------------------------------------------------------------------------------------------------------------
BY AIM 24-HOUR AUTOMATED INVESTOR LINE     $50 for subsequent investments.        You must provide your bank account
WITH ACH                                                                          information to AIS prior to using this
Automated transactions by telephone are                                           option.
available for subsequent purchases and
exchanges 24 hours a day.  Simply call
1-800-246-5463.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
BY EXCHANGE                                $1,000 for regular accounts; $250      See "Exchange Policy."
Between the same class of any two          for an IRA; $50 for each
INVESCO Funds or certain classes of AIM    subsequent investment.
Funds. Call 1-800-959-4246 for
prospectuses of other INVESCO Funds or
AIM Funds. Exchanges may be made by
telephone or at AIM's Web site at
aiminvestments.com. You may also
establish an automatic monthly exchange
service between two INVESCO Funds or
certain classes of AIM Funds; call us
for further details and the correct form.

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO Fund or into certain classes of another AIM Fund, as described in the table below, on the basis of their respective NAVs at the time of the exchange.


--------------------------------------------------------------------------------------------------------------------
  SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE        WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                      INVESCO FUNDS:                                  FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------------------------------------------
o    Investor Class Shares of all INVESCO Funds             o    Investor Class Shares of all AIM Funds

o    Class A Shares of all INVESCO Funds(1)                 o    Class A Shares of Category I and II Funds and
                                                                 AIM Tax-Exempt Cash Fund

                                                            o    Class A3 Shares of all AIM Funds

                                                            o    AIM Cash Reserve Shares of AIM Money Market
                                                                 Fund
--------------------------------------------------------------------------------------------------------------------
o    Class B Shares of all INVESCO Funds                    o    Class B Shares of all AIM Funds, with the
                                                                 exception of AIM Floating Rate Fund
--------------------------------------------------------------------------------------------------------------------
o    Class C Shares of all INVESCO Funds                    o    Class C Shares of all AIM Funds, with the
                                                                 exception of AIM Floating Rate Fund
--------------------------------------------------------------------------------------------------------------------
o    Institutional Class Shares of all INVESCO Funds        o    Institutional Class Shares of all AIM Retail
                                                                 Funds
--------------------------------------------------------------------------------------------------------------------
o    Class K Shares of all INVESCO Funds                    o    Exchanges not permitted
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
  SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
               OF THE AIM FUNDS:                                     FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------------------------------------------
o    Investor Class Shares of all AIM Funds                 o    Investor Class Shares of all INVESCO Funds

o    Class A Shares of all AIM Funds, with the              o    Class A Shares of all INVESCO Funds(2)
     exception of Class A Shares of Category III
     Funds purchased at net asset value

o    Class A3 Shares of the AIM Funds

o    AIM Cash Reserve Shares of AIM Money Market Fund
--------------------------------------------------------------------------------------------------------------------
o    Class B Shares of all AIM Funds                        o    Class B Shares of all INVESCO Funds
--------------------------------------------------------------------------------------------------------------------
o    Class C Shares of all AIM Funds                        o    Class C Shares of all INVESCO Funds
--------------------------------------------------------------------------------------------------------------------

-------------------------------
(1)Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2)You may be required to pay an initial sales charge equal to the difference between the sales charge of the Fund being acquired and the sales charge paid on the Fund being exchanged when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

--------------------------------------------------------------------------------------------------------------------
  SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
               OF THE AIM FUNDS:                                     FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------------------------------------------
o    Institutional Class Shares of all AIM Retail           o    Institutional Class Shares of all INVESCO
     Funds                                                       Funds
--------------------------------------------------------------------------------------------------------------------
o    Class R Shares of all AIM Funds                        o    Exchanges not permitted
--------------------------------------------------------------------------------------------------------------------


FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You will not pay a sales charge when exchanging Class B shares for other Class B shares or Class C shares for other Class C shares. If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing exchanges:

o Both AIM or INVESCO Fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o Currently, if you exceed 10 exchanges per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.
o Effective on or about March 1, 2004, if you exceed four exchanges out of an AIM or INVESCO Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
   Fund) per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one AIM or INVESCO Fund and into (purchase) another AIM or INVESCO Fund. Please see the subsection entitled "Tools Used to Combat Excessive Short-Term Trading Activity - Trading Guidelines" for more information.
o Under unusual market conditions, an AIM or INVESCO Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO Funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO Fund or ADI will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the AIM or INVESCO Fund into which you wish to exchange are temporarily stopped.

REDEMPTION FEE

Effective on or about November 24, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:


AIM Asia Pacific Growth Fund       AIM High Yield Fund

AIM Developing Markets Fund        AIM International Emerging Growth Fund

AIM European Growth Fund           AIM International Growth Fund

AIM European Small Company Fund    AIM Trimark Fund

AIM Global Aggressive Growth Fund  INVESCO International Blue Chip Value
                                   Fund (effective November 24, 2003, name
AIM Global Growth Fund             will change to INVESCO International Core
                                   Equity Fund)

AIM Global Trends Fund             INVESCO S&P 500 Index Fund

AIM Global Value Fund

The redemption fee will be paid to the AIM or INVESCO Fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the AIM or INVESCO Fund. The redemption fee is imposed to the extent that the number of AIM or INVESCO Fund shares you redeem exceeds the number of AIM or INVESCO Fund shares that you have held for more than 30 days. In determining whether the minimum 30 days holding period has been met, only the period during which you have held shares of the AIM or INVESCO Fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

The 2% redemption fee will not be charged on transactions involving the following:

o total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

o total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

o total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

o total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the AIM or INVESCO Funds;

o total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
   (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

o  redemptions initiated by an AIM or INVESCO Fund.

The AIM Affiliates' goal is to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares. The AIM Affiliates expect to charge the redemption fee on all other classes of shares when the AIM or INVESCO Funds' transfer agent system has the capability of processing the fee across these other classes. In addition, the

AIM Affiliates intend to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the AIM or INVESCO Funds. Lastly, the provider of the AIM Affiliates' retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the AIM or INVESCO Fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

The AIM and INVESCO Funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in the Fund. Shares of the Fund are available primarily through your financial intermediary.

        In addition, you should also consider the factors below:

                            Class A            Class B            Class C

        Initial Sales
        Charge              5.50%              None               None

        CDSC(1)             1% on certain      1%-5% for          1% for shares
                            purchases held     shares held        held less than
                            less than 18       less than          12 months
                            months             6 years

        12b-1 Fee           0.35%              1.00%              1.00%

        Conversion          No                 Yes(2)             No

        Purchase
        Order
        Maximum             None               $250,000           $1,000,000

(1) Please see the subsection entitled "Sales Charges" below and the section of the Fund's Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

INTERNET TRANSACTIONS. Investors may exchange and redeem shares of any INVESCO Fund through AIM's Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version
4.0 or higher, or AOL version 5.0 or higher) and the ability to use AIM's Web site. AIS will accept Internet purchase instructions only for exchanges or if the purchase price is paid to AIS through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to AIS originated. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to AIS, along with a check.

AIS employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on AIM's Web site, you will need an account number, your Social Security number, and an alphanumeric password. If AIS follows these procedures, neither AIS, its affiliates nor any fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow AIS's security procedures. By entering into the user's agreement with AIS to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you.

SALES CHARGES Sales charges on Class A shares of the Fund are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Fund are subject to the following initial sales charges:


                                                      Investor's Sales Charge
      Amount of investment                           As a % of       As a % of
      in a single transaction                      offering price    investment

      Less than $25,000                                5.50%         5.82%
      $25,000 but less than $50,000                    5.25%         5.54%
      $50,000 but less than $100,000                   4.75%         4.99%
      $100,000 but less than $250,000                  3.75%         3.90%
      $250,000 but less than $500,000                  3.00%         3.09%
      $500,000 but less than $1,000,000                2.00%         2.04%
      $1,000,000 or more                                NAV          NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, you may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than the above-stated time periods, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's ADI account.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and twelve months for Class C shares, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares.

Year Since
Purchase Made                        Class B                           Class C

First                                5%                                1%
Second                               4%                                None
Third                                3%                                None
Fourth                               3%                                None
Fifth                                2%                                None
Sixth                                1%                                None
Seventh and following                None(1)                           None


(1)Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

    REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

         RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above.

         LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

    INITIAL SALES CHARGE/CDSC EXCEPTIONS

    You will not pay initial sales charges:

    o  on shares purchased by reinvesting dividends and distributions;
    o when exchanging shares of the same class among certain INVESCO Funds and certain classes of AIM Funds;
    o  when using the reinstatement privilege;
    o when a merger, consolidation, or acquisition of assets of an INVESCO Fund occurs; and
    o  upon automatic conversion of Class B to Class A.

    You will not pay a CDSC:

    o  if you purchase less than $1,000,000 of Class A shares;
    o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
    o  if you redeem Class B shares you held for more than six years;
    o  if you redeem Class C shares you held for more than twelve months;
    o if you participate in the periodic withdrawal program and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
    o if you redeem shares acquired through reinvestment of dividends and distributions;
    o if you are a participant in a qualified retirement plan and redeem Class C shares in order to fund a distribution;
    o if you are a qualified plan investing in Class A shares and elect to forego any dealer concession;
    o  on increases in the net asset value of your shares;
    o  to pay account fees;
    o for IRA distributions due to death or disability or periodic distributions based on life expectancy;
    o to return excess contributions (and earnings, if applicable)from retirement plan accounts; or
    o  for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Fund's Statement of Additional Information for further details.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan (commonly known as a "12b-1 Plan") for each class of shares of the Fund. The 12b-1 fees paid by the Fund's classes of shares are used to pay distribution and service fees to ADI for the sale and distribution of the Fund's shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because the Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under each 12b-1 Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a class exceed these computed amounts, ADI pays the difference. Conversely, if distribution fees are less than computed amounts, ADI retains the difference.

YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through ADI.

SHAREHOLDER ACCOUNTS. AIS maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

AIS PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, Systematic Purchase Plan), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT AIM'S WEB SITE, AIMINVESTMENTS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you. In general, if AIS has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, AIS is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Fund, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing AIS. You may also request that householding be eliminated from all your required mailings.

IRAs AND OTHER RETIREMENT PLANS. Shares of any AIM or INVESCO Fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call AIS for information and forms to establish or transfer your existing retirement plan or account.

HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through ADI. If you invest in the Fund through a financial intermediary, please consult the financial intermediary for information on how to sell shares of the Fund. You may be charged a commission or transaction fee by your financial intermediary for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by AIS in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's ADI account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a 1% CDSC of the lower of the total original cost or current market value of the shares may be assessed. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO fund, or certain classes of another AIM funds as set forth under the section entitled "Exchange Policy". For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While AIS attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

AIS usually forwards the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your Fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in Systematic Purchase Plan, the Fund's automatic monthly investment program, and sell all of the shares in your account, we will not make any additional Systematic Purchase Plan purchases unless you give us other instructions.

Because of the Fund's expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $500 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $500 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your financial intermediary may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within 120 days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares in the Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. You must notify AIS in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Fund if you invest directly through ADI.

METHOD                               REDEMPTION MINIMUM                PLEASE REMEMBER
---------------------------------------------------------------------------------------------------------
BY TELEPHONE                         $250 (or, if less, full           You must provide an IRA
Call us toll-free at:                liquidation of the account) for   redemption form to AIS prior to
1-800-959-4246.                      a redemption check. IRA           making an IRA redemption by
                                     redemptions are not permitted     telephone.  AIS's telephone
                                     by telephone.                     redemption privileges may be
                                                                       modified or terminated in the
                                                                       future at AIS's discretion.  The
                                                                       maximum amount which may be
                                                                       redeemed by telephone is
                                                                       generally $250,000.

---------------------------------------------------------------------------------------------------------
IN WRITING                           Any amount.                       The redemption request must be
Mail your request to:                                                  signed by all registered account
AIM Investment Services, Inc.                                          owners. Payment will be mailed
P.O. Box 4739                                                          to your address as it appears on
Houston, TX 77210-4739                                                 AIS's records, or to a bank
                                                                       designated by you in writing.
You may also send your request by
overnight courier to:
AIM Investment Services, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046

---------------------------------------------------------------------------------------------------------
BY INTERNET                          Any amount. IRA redemptions are   Place your redemption request at
Go to AIM's Web site at              not permitted via the internet.   www.aiminvestments.com. You will
aiminvestments.com.                                                    be allowed to redeem by internet
                                                                       if (1) you do not hold physical
                                                                       share certificates; (2) you can
                                                                       provide proper identification
                                                                       information; (3) the proceeds of
                                                                       the redemption do not exceed
                                                                       $250,000; and (4) you have
                                                                       already provided proper bank
                                                                       information. AIM prototype
                                                                       retirement accounts may not be
                                                                       redeemed on the internet. The
                                                                       transfer agent must confirm your
                                                                       transaction during the hours of
                                                                       the customary trading session of
                                                                       the NYSE in order to effect the
                                                                       redemption at that day's closing
                                                                       price.

                                                                       You will need a Web browser to
                                                                       use this service. Internet
                                                                       transactions are limited to a
                                                                       maximum of $250,000. AIS will
                                                                       automatically pay the proceeds
                                                                       into your designated bank
                                                                       account.

---------------------------------------------------------------------------------------------------------
BY TELEPHONE WITH ACH                $250. IRA redemptions are not     You must provide your bank
Call 1-800-959-4246 to request       permitted by telephone.           account information to AIS prior
your redemption.                                                       to using this option. AIS will
                                                                       automatically pay the proceeds
                                                                       into your designated bank
                                                                       account.
---------------------------------------------------------------------------------------------------------
BY AIM 24-HOUR AUTOMATED INVESTOR    $50.                              Be sure to write down the
LINE WITH ACH                                                          confirmation number provided to
Automated transactions by                                              you.  You must provide your bank
telephone are available for                                            account information to AIS prior
redemptions and exchanges 24 hours                                     to using this option.
a day.  Simply call 1-800-246-5463.

---------------------------------------------------------------------------------------------------------

                                       22


---------------------------------------------------------------------------------------------------------
SYSTEMATIC REDEMPTION PLAN           $100 per payment on a monthly     You must have at least $10,000
You may call us to request the       or quarterly basis. The           total invested with the INVESCO
appropriate form and more            redemption check may be made      funds with at least $5,000 of
information at 1-800-959-4246.       payable to any party you          that total invested in the fund
                                     designate.                        from which withdrawals will be
                                                                       made.

---------------------------------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY               Any amount.                       All registered account owners
Mail your request to:                                                  must sign the request, with
AIM Investment Services, Inc.                                          signature guarantees from an
P.O. Box 4739                                                          eligible guarantor financial
Houston, TX 77210-4739                                                 institution, such as a
                                                                       commercial bank or a recognized
                                                                       national or regional securities
                                                                       firm.
------------------------------------ --------------------------------- ----------------------------------

[GRAPH ICON] TAXES

Everyone's tax status is unique. We manage the Fund in an effort to provide maximum total returns to all shareholders of the Fund. The Advisor generally focuses on pre-tax results and ordinarily does not manage the Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gain and net gain from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the intent of the Fund to distribute all investment company taxable income and net capital gain. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other funds.

If you have not provided AIS with complete, correct tax information, the Fund is required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Fund, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income primarily from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually. The Fund can make distributions at other times, if it chooses to do so. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gain, if any, is distributed to shareholders at least annually, usually in December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 15% for individuals (20% for gains that a Fund recognized prior to May 6, 2003).

The Fund's daily NAV reflects all realized capital gains that have not yet been distributed to shareholders. Therefore, the Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss at the time of sale. Instead, the loss will be deferred to a later date.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in the same share class of another AIM or INVESCO Fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the various classes of the Fund for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Manager's Series Funds, Inc.'s 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Prior to November 25, 2003, the Fund was the single series of a Maryland corporation named AIM Manager Series Funds, Inc. (formerly, INVESCO Manager Series Funds, Inc.). This report is available without charge by contacting AIS at the address or telephone number on the back cover of this Prospectus.

                                                      CLASS A                 CLASS B                  CLASS C

                                                      Period Ended            Period Ended             Period Ended
                                                      August 31, 2003(a)      August 31, 2003(a)       August 31, 2003(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                 $        15.00          $       15.00            $     15.00
=============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment (Loss)(b)                                       (0.13)                 (0.07)                 (0.04)
Net Gains or on Securities (Both Realized and                   3.45                   3.26                   3.21
Unrealized)
=============================================================================================================================

Total from Investment Operations                                3.32                   3.19                   3.17
=============================================================================================================================

Net Asset Value--End of Period                        $        18.32          $       18.19            $     18.17
=============================================================================================================================

TOTAL RETURN(c)                                                22.07%(d)              21.27%(d)              21.13%(d)

RATIOS
Net Assets--End of Year ($000 Omitted)                 $       25,935         $        8,278           $     10,302
Ratio of Expenses to Average Net Assets(e)(f)                   1.97%(g)               2.76%(g)               2.76%(g)
Ratio of Net Investment Loss to Average Net
  Assets(f)                                                    (0.85%)(g)             (1.63%)(g)             (1.64%)(g)
Portfolio Turnover Rate                                          115%(d)                115%(d)                115%(g)

(a) From September 4, 2003, inception of class, to August 31, 2003.
(b) The per share information for Class A was computed based on average shares.
(c) The applicable sales charge for Class A or CDSC for Class B and Class C is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the class, less Expenses Absorbed by Investment Advisor, if applicable, which is before and expense offset arrangements (which may include custodian fees).
(f) Various expenses of Class B and Class C were voluntarily absorbed by INVESCO for the period ended August 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.85% (annualized) for Class B and 2.84% (annualized) for Class C, and ratio of net investment income loss to average net assets would have been (1.72%) (annualized) for Class B and (1.72%)(annualized) for Class C.
(g) Annualized

NOVEMBER 25, 2003

AIM COUNSELOR SERIES TRUST
INVESCO MULTI-SECTOR FUND - CLASS A, B, AND C

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail its actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated November 25, 2003, is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus, annual report, and semiannual report of the Fund may be accessed through the AIM Web site at aiminvestments.com. In addition, the current Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, and semiannual report, write to AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

                       STATEMENT OF ADDITIONAL INFORMATION

                           AIM COUNSELOR SERIES TRUST

           INVESCO Advantage Health Sciences Fund - Class A, B, and C
            (formerly INVESCO Advantage Global Health Services Fund)


            Address:                                  Mailing Address:

            4350 South Monaco Street                  P.O. Box 173706
            Denver, CO 80237-3706                     Denver, CO 80217-3706


                                  Telephone:


                          In continental U.S., call:

                                1-800-347-4246



                              November 25, 2003

------------------------------------------------------------------------------

A Prospectus for the Class A, B, and C shares of INVESCO Advantage Health Sciences Fund (formerly, INVESCO Advantage Global Health Services Fund) dated November 25, 2003, provides the basic information you should know before investing in the Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Fund's Prospectus; in other words, this SAI is legally part of the Fund's Prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Prospectus. The financial statements for the Fund for the fiscal year ended August 31, 2003 are incorporated herein by reference to INVESCO Counselor Series Funds, Inc.'s 2003 Annual Report to Shareholders dated August 31, 2003. Prior to November 25, 2003, the Fund was a series portfolio of a Maryland corporation named AIM Counselor Series Funds, Inc. (formerly, INVESCO Counselor Series Funds, Inc.).

You may obtain, without charge, the current Prospectus, SAI and semiannual report of the Fund by writing to AIM Investment Services, Inc. ("AIS"), P.O. 4739, Houston, Texas 77210-4739, or by calling 1-800-347-4246. The Prospectus is also available through the AIM website at aiminvestments.com.

TABLE OF CONTENTS

THE TRUST......................................................................3

INVESTMENTS, POLICIES, AND RISKS...............................................3

INVESTMENT RESTRICTIONS.......................................................29

MANAGEMENT OF THE FUND........................................................31

OTHER SERVICE PROVIDERS.......................................................72

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................73

SHARES OF BENEFICIAL INTEREST.................................................75

TAX CONSEQUENCES OF OWNING SHARES OF THE FUND.................................76

PERFORMANCE...................................................................78

PROXY VOTING..................................................................82

CODE OF ETHICS................................................................85

FINANCIAL STATEMENTS..........................................................85

APPENDIX A....................................................................86

THE TRUST

AIM Counselor Series Trust ("the Trust") was organized as a Delaware statutory trust on July 29, 2003. Pursuant to shareholder approval obtained at a shareholder meeting held on October 21, 2003, each series portfolio of AIM Counselor Series Funds, Inc. (the "Company") was redomesticated as a new series of the Trust on November 25, 2003. The Company was incorporated under the laws of Maryland as INVESCO Advantage Series Funds, Inc. on April 24, 2000. On November 8, 2000, the Company changed its name to INVESCO Counselor Series Funds, Inc. and on October 1, 2003, the Company's name was changed to AIM Counselor Series Funds, Inc.

The Trust is an open-end, diversified, management investment company currently consisting of two portfolios of investments: INVESCO Advantage Health Sciences Fund (formerly, INVESCO Global Health Sciences Fund) - Class A shares, Class B shares, and Class C shares and INVESCO Multi-Sector Fund - Class A shares, Class B shares, and Class C shares. Additional funds and classes may be offered in the future. This SAI only pertains to the Class A, B and C shares of INVESCO Advantage Health Sciences Fund (formerly, INVESCO Global Health Sciences Fund) (the "Fund").

On May 16, 2001, the Fund assumed all the assets and liabilities of INVESCO Global Health Sciences Fund. Financial and performance information in this SAI prior to May 16, 2001 is that of the predecessor Fund.

"Open-end" means that the Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of the Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Fund) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Fund are discussed in the Prospectus of the Fund. The Fund also may invest in the following securities and engage in the following practices.

ADRs AND EDRs -- American Depositary Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives the Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

European Depositary Receipts, or EDRs, are similar to ADRs, except that they are typically issued by European banks or trust companies.

BORROWINGS AND LEVERAGE - The Fund may borrow money from banks (including the Fund's custodian bank) or from an open-end management investment company managed by the Fund's investment advisor ("Advisor") or an affiliate or successor thereof, subject to the limitations under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will limit borrowings and reverse repurchase agreements to an aggregate of 33 1/3% of the Fund's total assets at the time of the transaction.

The Fund may employ "leverage" by borrowing money and using it to purchase additional securities. Leverage increases both investment opportunity and investment risk. If the investment gains on the securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest on borrowings), or if there are losses, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. The Fund will maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%, the Fund will be required to reduce its borrowings within three days to the extent necessary to satisfy this requirement. To reduce its borrowings, the Fund might be required to sell securities at a disadvantageous time. Interest on money borrowed is an expense the Fund would not otherwise incur, and the Fund may therefore have little or no investment income during periods of substantial borrowings.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Fund may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the Trust's Board of Trustees ("Board"). Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements, and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization, or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Fund may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. An investment in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. An investment in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. The Advisor will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which the Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's, Inc. ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. The Fund may invest up to 25% of its portfolio in lower-rated debt securities, which are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P at the time of purchase. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although the Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's at the time of purchase, the Fund is not permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by Advisor to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, the Advisor generally will limit Fund investments to debt securities which the Advisor believes are not highly speculative and which are rated at least B by S&P and Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, the Advisor attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB and B) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

The Fund expects that most emerging country debt securities in which it may invest will not be rated by U.S. rating services. Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's, or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Fund may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. The Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by the Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Fund if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Fund's credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Fund may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Fund, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Fund seeks when it invests in stocks and similar instruments.

Instead, the Fund seeks to invest in stocks that will increase in market value and may be sold for more than the Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what a company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Fund or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by the Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Fund also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

SECTOR RISK -- Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

EUROBONDS AND YANKEE BONDS - The Fund may invest in bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for the Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by the Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, all of which are outside the control of the Fund. Generally, the Fund's foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The Advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investments or, in certain circumstances, for investment (E.G., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in the Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (E.G., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of the Fund."

In addition to the instruments and strategies described below, the advisor may use other similar or related techniques to the extent that they are consistent with the Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Fund's Prospectus or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectus.

SPECIAL RISKS. Financial Instruments and their use involve special considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of the Fund. If the advisor employs a Financial Instrument that correlates imperfectly with the Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that the Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distort the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Fund is authorized to use options and futures contracts related to securities with issuers, maturities, or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of the Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because the advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(5) As described below, the Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (I.E., Financial Instruments other than purchased options). If the Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (E.G., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in the Fund's net asset value being more sensitive to changes in the value of the related investment. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit from the transaction.

The Fund's ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If the Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the

Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, the Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time the Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by the Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When the Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of the Fund's fixed-income portfolio. If the advisor wishes to shorten the duration of the Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of the Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, the Fund is required to deposit "initial margin"in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts, and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of the Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If the Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. The Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

The Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the

Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, the Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield, or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Fund may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change the Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

The Fund may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. The Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Fund's options and futures activities may affect its turnover rates and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Fund is authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, E.G., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

HOLDRs -- Holding Company Depositary Receipts, or HOLDRs, are trust-issued receipts that represent the Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, the Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that the Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. The Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that the Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INITIAL PUBLIC OFFERINGS ("IPOs") -- The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund for as long as it has a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INTERFUND BORROWING AND LENDING PROGRAM -- Pursuant to an exemptive order issued by the SEC, dated December 21, 1999, the Fund may lend money to, and borrow money for temporary purposes, from other funds advised by the Advisor (as defined herein) or its affiliates. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called or not renewed. The Fund will only lend money when the interest rate on interfund loans is higher than the rate on overnight repurchase agreements and the yield on the institutional class of shares of an affiliated money market fund.

INVESTMENT COMPANY SECURITIES -- To manage its daily cash positions, the Fund may invest in securities issued by other investment companies, including investment companies advised by the Advisor and its affiliates (pursuant to an exemptive order dated June 9, 1999), that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Fund also may invest in Exchange Traded Funds ("ETFs"). ETFs are investment companies that are registered under the 1940 Act as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETF shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act, limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of the Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company and the Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related, and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers, and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit. The advisor will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions, and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS, AND OTHER SECONDARY MARKET ISSUERS. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing, or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses, and the actual prepayment experience on the underlying assets.

REAL ESTATE INVESTMENT TRUSTS -- To the extent consistent with its investment objectives and policies, the Fund may invest in securities issued by real estate investment trusts ("REITs"). Such investments will not exceed 25% of the total assets of the Fund.

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Fund. By investing in REITs indirectly through the Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements ("REPOs") on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Fund may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Advisor. The Advisor must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. The Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Fund uses REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- The Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable the Fund to sell a Rule 144A investment when appropriate. For this reason, the Board has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to the Fund's limitations on investment in restricted securities. The Board has given the Advisor the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the Board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by the Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- The Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Board. The Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. The Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. The Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

The Advisor provides the following services in connection with the securities lending activities of the Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with the Advisor's instructions and with procedures adopted by the Board; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the Board with respect to securities lending activities; (e) responds to Agent inquiries; and
(f) performs such other duties as necessary.

The Fund relies on an exemptive order from the SEC allowing it to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have the Advisor or an affiliate of the Advisor as an investment advisor.

SHORT SALES -- The Fund may sell a security short and borrow the same security from a broker or other institution to complete the sale. The Fund will lose money on a short sale transaction if the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short position by purchasing the security; conversely, the Fund may realize a gain if the price of the borrowed security declines between those dates.

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short the security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be "bought in" at the price required to purchase the security needed to close out the short position.

In short sale transactions, the Fund's gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Until a security that is sold short is acquired by the Fund, the Fund must pay the lender any dividends that accrue during the loan period. In order to borrow the security, the Fund usually is required to pay compensation to the lender. Short sales also cause the Fund to incur brokerage fees and other transaction costs. Therefore, the amount of any gain the Fund may receive from a short sale transaction is decreased - and the amount of any loss increased - by the amount of compensation to the lender, dividends and expenses the Fund may be required to pay. Short selling may amplify changes in the Fund's NAV. It also may result in higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

Until the Fund replaces a borrowed security, it must segregate liquid securities or other collateral with a broker or other custodian in an amount equal to the current market value of the security sold short. The Fund expects to receive interest on the collateral it deposits. The use of short sales may result in the Fund realizing more short-term capital gains than it would if the Fund did not engage in short sales.

The Fund may also sell short against the box (i.e., sell securities short if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold).

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Fund may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

SPECIAL SITUATIONS -- The Fund will invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

UNSEASONED ISSUERS -- The Fund may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- The Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. The Fund will invest in securities of such instrumentalities only when the Advisor is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

The U.S. government may choose not to provide financial support to U.S. government sponsored agencies or instrumentalities if it is not legally obligated to do so.

WHEN-ISSUED/DELAYED DELIVERY -- The Fund normally buys and sells securities on an ordinary settlement basis. That means that the buy or sell order is sent, and the Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Fund also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by the Fund and payment and delivery take place at an agreed-upon time in the future. The Fund may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When the Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect the Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security: The Fund may not:

     1. with respect to 50% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     2. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     3. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     4. issue senior securities, except as permitted under the 1940 Act;

     5. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     6. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

     7. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     8. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by the Advisor or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, unless otherwise indicated, the Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may borrow money only from a bank or from an open-end management investment company managed by the Advisor or an affiliate or a successor thereof for temporary or emergency purposes, or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowing for the purposes of fundamental limitation
     (3)). In addition, the Fund may borrow for leveraging or investing.

     B. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     C. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     D. With respect to fundamental limitation (9), domestic and foreign banking will be considered to be different industries.

     E. With respect to fundamental limitation (9), investments in obligations issued by a foreign government, including the agencies or instrumentalities of a foreign government, are considered to be investments in a specific industry.

     F. The Fund may not invest in any company for the purpose of exercising control or management, except to the extent that exercise by the Fund of its rights under agreements related to portfolio securities would be deemed to constitute such control.



     G. Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof and each multi-state agency, authority, instrumentality or other political subdivision is separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be determined to be the sole issuer.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR AND SUB-ADVISOR

A I M Advisors, Inc. ("AIM") is the investment advisor for the Fund, and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") is the sub-advisor. Prior to November 25, 2003, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor. INVESCO Institutional is an affiliate of INVESCO. INVESCO and AIM are referred to herein, as appropriate, as the "Advisor."

AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios, encompassing a broad range of investment objectives. AIM is a direct wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976.

INVESCO Institutional, located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, is responsible for the Fund's day-to-day management, including the Fund's investment decisions and the execution of securities transactions with respect to the Fund. INVESCO Institutional is an affiliate of INVESCO.

AIM, INVESCO and INVESCO Institutional are each an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $345.2 billion in assets under management as of September 30, 2003.

AMVESCAP PLC's North American subsidiaries include:

     AMVESCAP Retirement, Inc. ("ARI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, and institutional plan providers.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) ("ANTC"), a wholly owned subsidiary of ARI maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

INVESCO Institutional, Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO Institutional includes the following Groups and Divisions:

     INVESCO Capital Management Group, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

     INVESCO National Asset Management Division, Atlanta, Georgia, provides investment advisory services to employee pension and profit sharing plans, endowments and foundations, public plans, unions (Taft-Hartley), mutual funds and individuals.

     INVESCO Fixed Income/Stable Value Division, Louisville, Kentucky, provides customized low volatility fixed income solutions to 401(k), 457, and other tax qualified retirement plans.

     INVESCO Financial Institutions Group, Atlanta, Georgia, provides investment management services through separately managed account programs offered by brokerage firms.

     INVESCO Structured Products Group, New York, New York, is responsible for tactical asset allocation and managed futures products, and quantitative stock selection products. This group develops forecasting models for domestic stock and bond markets and manages money for clients in products based on these forecasting models.

     INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services to discretionary and non-discretionary accounts with respect to investments in real estate, mortgages, private real estate partnership interests, REITs, and publicly traded stocks of companies deriving substantial revenues from real estate industry activities.

     INVESCO Multiple Asset Strategies Group, Atlanta, Georgia, maintains a complex set of fundamentally based quantitative models used as a primary basis for asset allocation decisions. The group's main product is global asset allocation.

A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans, and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square, London, EC2A 1AG, England.

INVESTMENT ADVISORY AGREEMENT

AIM is responsible for supervising all aspects of the Fund's operations and providing investment advisory services to the Fund. AIM will obtain and evaluate economic, statistical and financial information to formulate and implement investment programs for the Fund. The advisory agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to the Fund. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor to the Fund are not exclusive and AIM and the sub-advisor are free to render investment advisory services to others, including other investment companies.

Under the advisory agreement, AIM is also responsible for furnishing to the Fund, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Fund, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

The advisory agreement provides that the Fund will pay or cause to be paid all ordinary business expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, accounting, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders.

AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

As full compensation for its advisory services to the Fund, AIM is entitled to receive a base management fee calculated at the annual rate of 1.50% of the Fund's daily net assets (the "Base Fee"). This Base Fee will be adjusted, on a monthly basis (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of the Class A shares of the Fund exceeds the sum of 2.00% of the investment record of the Morgan Stanley Health Care Product Index (the "Index"), or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Index less 2.00% exceeds the investment performance of the Class A shares of the Fund (the "Fee Adjustment"). The maximum or minimum adjustment, if any, will be 1.00% annually. Therefore, the maximum annual fee payable to AIM will be 2.50% of average daily net assets and the minimum annual fee will be 0.50% of average daily net assets.

In determining the Fee Adjustment, if any, applicable during any month, AIM will compare the investment performance of the Class A shares of the Fund for the twelve-month period ending on the last day of the prior month (the "Performance Period") to the investment record of the Index during the Performance Period. The investment performance of the Fund will be determined by adding together (i) the change in the net asset value of the Class A shares during the Performance Period, (ii) the value of cash distributions made by the Fund to holders of Class A shares to the end of the Performance Period, and (iii) the value of capital gains per share, if any, paid or payable on undistributed realized long-term capital gains accumulated to the end of the Performance Period, and will be expressed as a percentage of its net asset value per share at the beginning of the Performance Period. The investment record of the Index will be determined by adding together (i) the change in the level of the Index during the Performance Period and (ii) the value, computed consistently with the Index, of cash distributions made by companies whose securities comprise the Index accumulated to the end of the Performance Period, and will be expressed as a percentage of the Index at the beginning of such Period.

After it determines any Fee Adjustment, AIM will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Fee Adjustment by the average daily net assets of the Class A shares of the Fund during the Performance Period and dividing that number by the number of days in the Performance Period. The management fee, as adjusted, is accrued daily and paid monthly.

If the Fund outperforms the Index by more than 2%, the Base Fee is adjusted as follows:

      % PERFORMANCE OVER INDEX                ADVISORY FEE
      ------------------------                ------------
                 2%                     1.50% (no increase in Base
                                                   Fee)
                 3%                               1.70%
                 4%                               1.90%
                 5%                               2.10%
                 6%                               2.30%
                 7%                               2.50%

If the Fund under performs the Index by more than 2%, the Base Fee is adjusted as follows:

     % PERFORMANCE UNDER INDEX                ADVISORY FEE
     -------------------------                ------------
                 2%                     1.50% (no decrease in Base
                                                   Fee)
                 3%                               1.30%
                 4%                               1.10%
                 5%                               0.90%
                 6%                               0.70%
                 7%                               0.50%

The Index is a dollar-weighted index of 26 companies involved in the business of pharmaceuticals, including biotechnology and medical technology. The Index is not managed; therefore, its performance does not reflect management fees and other expenses associated with the Fund.

If the trustees determine at some future date that another securities index is a better representative of the composition of the Fund than is the Morgan Stanley Health Care Product Index, the trustees may change the securities index used to compute the Fee Adjustment. If the trustees do so, the new securities index (the "New Index") will be applied prospectively to determine the amount of the Fee Adjustment. The Index will continue to be used to determine the amount of the Fee Adjustment for that part of the Performance Period prior to the effective date of the New Index. A change in the Index will be submitted to shareholders for their approval unless the SEC determines that shareholder approval is not required.

The amount the Fund will pay to the Advisor in performance fees is not susceptible to estimation, since it depends upon the future performance of the Fund and the Index.


AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions may not be terminated or amended to the Fund's detriment during the period stated in the advisory agreement between AIM and the Fund. AIM has agreed to assume all voluntary and contractual fee waiver and reimbursement arrangements discussed below in the section entitled "Advisory Fees Paid to INVESCO" and in the Fund's Prospectus.

AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide for the Fund when participating in a securities lending program, the Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

BOARD APPROVAL OF ADVISORY AGREEMENT

At the request of AIM, the Board discussed the approval of the advisory agreement at an in-person meeting held on August 12-13, 2003. The trustees who are not affiliated with the Advisor (the "Independent Trustees") also discussed the approval of the advisory agreement with independent counsel prior to that meeting. In evaluating the advisory agreement, the Board requested and received information from AIM to assist in its deliberations.

The Board considered the following factors in determining reasonableness and fairness of the proposed changes between the then-current advisory agreement with INVESCO and the advisory agreement with AIM:

     o THE QUALIFICATIONS OF AIM TO PROVIDE INVESTMENT ADVISORY SERVICES. The Board reviewed the credentials and experience of the officers and employees of AIM who would provide investment advisory services to the Fund, and noted that the persons providing portfolio management services to the Fund would not change.

     o THE RANGE OF ADVISORY SERVICES PROVIDED BY AIM. The Board reviewed the services to be provided by AIM under the advisory agreement, and noted that no material changes in the level or type of services provided under the then-current advisory agreement with INVESCO would occur other than the provision by AIM of certain adminis7trative services if the Fund engages in securities lending.

     o QUALIFICATIONS OF AIM TO PROVIDE A RANGE OF MANAGEMENT AND ADMINISTRATIVE SERVICES. The Board reviewed the general nature of the non-investment advisory services performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the Board also considered the organizational structure employed by AIM and its affiliates to provide those services. The Board reviewed the proposed elimination from the new advisory agreement of the provision of administrative services to the Fund. The Board also reviewed the form7 of Master Administrative Services Agreement, noted that the overall services to be provided under the then-existing arrangements and under the Master Administrative Services Agreements are the same, and concluded that the overall accounting and administrative services to be provided by AIM would not change under the combination of the advisory agreement and the Master Administrative Services Agreement.

     o THE PERFORMANCE RECORD OF THE FUND. The Board reviewed the Fund's performance record and determined that AIM has developed the expertise and resources for managing funds with an investment objective and strategies similar to those of the Fund and is able, therefore, to provide advisory and administrative services to the Fund.

     o ADVISORY FEES AND EXPENSES. The Board7 examined the expense ratio and the level of advisory fees for the Fund under the then-current advisory agreement and compared them with the advisory fees expected to be incurred under the advisory agreement. The Board concluded that the Fund's projected expense ratio and advisory fees under the advisory agreement were fair and reasonable in comparison with those of other similar funds (including similar funds advised by AIM) and in light of the investment management services to be provided by AIM under the advisory agreement. The advisory fees that are being proposed under the advisory agreement are the same as the advisory fees paid to INVESCO under the then-current advisory agreement, other than the removal of the reimbursement obligation related to services provided to both the Fund and AIM by officers and trustees which is not currently applicable, and the provisions that permit AIM's receipt of fees for providing administrative services in connection with securities lending activities. Such fees would be paid only to the extent that the Fund engages in securities lending. The Board noted that AIM intends to waive its right to receive any fees under the advisory agreement for the administrative services it provides in connection with securities lending activities. The Board also noted that AIM has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees.

     o THE PROFITABILITY OF AIM. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that, except as described above, no changes to the advisory fees were being proposed, other than to permit AIM's receipt of fees for providing services in connection with securities lending, and further noted that AIM intends to waive its right to receive any such fees and has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees. The Board also noted that, in accordance with an exemptive order issued by the SEC, before the Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually and determine that it is in the best interests of the shareholders of the Fund to invest in AIM-advised money market funds any cash collateral the Fund receives as security for the borrower's obligation to return the loaned securities. If the Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds. The Board noted that the cash collateral relates to assets of the Fund that have already been invested, and the investment of the cash collateral is intended to benefit the Fund by providing it with additional income. The Board also noted that an investment of the cash collateral in an AIM-advised money market fund would have a positive effect on the profitability of AIM.

     o THE TERMS OF THE ADVISORY AGREEMENT. The Board reviewed the terms of the advisory agreement, including changes being made to clarify or expand non-exclusivity, delegation and liability provisions, to separate administrative services from advisory services and to have AIM assist the Fund if it engages in securities lending. The Board determined that these changes reflect the current environment in which the Fund operates, and that AIM should have the flexibility to operate in that environment.

After considering the above factors, the Board concluded that it is in the best interests of the Fund and its shareholders to approve the advisory agreement between the Trust and AIM for the Fund. In so doing, they were advised by independent counsel, retained by the Independent Trustees and paid for by Trust, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

The advisory agreement will expire, unless renewed, on or before June 30, 2005.

ADVISORY FEES PAID TO INVESCO

Prior to November 25, 2003, INVESCO served as investment advisor to the Fund. During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Trust and the Advisor. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.


                                          ADVISORY FEE   TOTAL EXPENSE       TOTAL EXPENSE
                                          DOLLARS        REIMBURSEMENTS      LIMITATIONS

CLASS A
Year Ended August 31, 2003                $1,240,203     $151,119            0.25%(1)
Year Ended August 31, 2002                 5,555,932          N/A            N/A
Period Ended August 31, 2001(2)            2,353,373          N/A            N/A

Period Ended May 15, 2001(3)               3,658,717          N/A            N/A
Year Ended October 31, 2000                7,683,110          N/A            N/A

CLASS B
Year Ended August 31, 2003                $    4,071     $    490            0.25%(1)
Year Ended August 31, 2002                    12,759          N/A            N/A
Period Ended August 31, 2001(4)                  693          N/A            N/A

CLASS C
Year Ended August 31, 2002                $    2,272     $    217            0.25%(1)
Year Ended August 31, 2002                     7,538          N/A            N/A
Period Ended August 31, 2004(4)                  398          N/A            N/A

(1) Effective June 1, 2003, the investment advisor has voluntarily agreed to absorb 0.25% of total annual operating expenses.
(2) From May 16, 2001, date of Fund reorganization from closed-end to open-end fund, to August 31, 2001.
(3) From November 1, 2000 to May 15, 2001, date through which Fund operated as a closed-end fund.
(4) From May 16, 2001, commencement of operations, to August 31, 2001.

SUB-ADVISORY AGREEMENT

INVESCO Institutional provides investment sub-advisory services to the Fund under a Master Sub-Advisory Contract with AIM.

INVESCO Institutional is registered as an investment advisor under the Advisers Act. Under the Master Sub-Advisory Contract, the Fund is supervised by investment managers who utilize INVESCO Institutional's facilities for investment research and analysis, review of current economic conditions and trends, and consideration of long-range investment policy matters.

For the services rendered by INVESCO Institutional under the Master Sub-Advisory Contract, AIM pays INVESCO Institutional a fee which is computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.40% of AIM's compensation of the sub-advised assets per year, for the Fund.

BOARD APPROVAL OF SUB-ADVISORY AGREEMENT

At the request of AIM and INVESCO Institutional, the Board discussed the approval of the sub-advisory agreement at an in-person meeting held on August 12-13, 2003. The Independent Trustees also discussed the approval of the sub-advisory agreement with independent counsel prior to that meeting. In evaluating the sub-advisory agreement, the Board requested and received information from AIM and INVESCO Institutional to assist in its deliberations.

The Board considered the following factors in determining the reasonableness and fairness of the sub-advisory agreement between AIM and INVESCO Institutional for the Fund:

     o THE RANGE OF SUB-ADVISORY SERVICES PROVIDED BY INVESCO INSTITUTIONAL. The Board reviewed the services to be provided by INVESCO Institutional under the sub-advisory agreement, and noted that the level and type of investment advisory services under the sub-advisory agreement would be comparable to those provided by INVESCO under Trust's then-current advisory agreement with INVESCO.

     o THE FEES PAYABLE TO INVESCO INSTITUTIONAL FOR ITS SERVICES. The Board noted that if the sub-advisory agreement is approved, INVESCO Institutional would receive compensation based on that portion of the assets of the Fund that it manages (the sub-advised assets). In addition, the fees paid would be a percentage of the advisory fees that AIM receives on the sub-advised assets. The Board noted that these fees had been agreed to by AIM and INVESCO Institutional, as well as by AMVESCAP, the indirect parent of AIM and INVESCO Institutional. The Board also noted that the proposed changes to the compensation to INVESCO Institutional would have no effect on the Fund, since the fees are payable by AIM.

     o THE PERFORMANCE RECORD OF YOUR FUND. The Board reviewed the performance record of the Fund and noted that the same portfolio management team would be providing investment advisory services to the Fund under the sub-advisory agreement. The Board determined that such portfolio management team had provided satisfactory services with respect to the Fund, after considering performance information that it received during the past year from INVESCO.

     o THE PROFITABILITY OF INVESCO INSTITUTIONAL. The Board considered information concerning the profitability of INVESCO Institutional's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that INVESCO Institutional would receive an annual fee equal to a percentage of AIM's compensation on the sub-advised assets. The Board noted that the sub-advisory fees are less than the advisory fees received by INVESCO under the then-current advisory agreement, but that INVESCO Institutional assured the Board that such reduction would not affect the nature or quality of the services provided by it to the Fund.

     o THE TERMS OF THE SUB-ADVISORY AGREEMENT. The Board reviewed the terms of the sub-advisory agreement, including the changes discussed above. The Board determined that these changes reflect the current environment in which the Fund operates, and that INVESCO Institutional should have the flexibility to operate in that environment.

After considering the above factors, the Board concluded that it is in the best interests of the Fund and its shareholders to approve the sub-advisory agreement between AIM and INVESCO Institutional for the Fund. In so doing, they were advised by independent counsel, retained by the Independent Trustees and paid for by Trust, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

The sub-advisory agreement will expire, unless renewed, on or before June 30, 2005.

ADMINISTRATIVE SERVICES AGREEMENT

Pursuant to an Administrative Services Agreement, AIM may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the Independent Trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

TRANSFER AGENCY AGREEMENT

AIM Investment Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Trust's transfer agent, dividend disbursing agent, and registrar service for the Fund pursuant to a Transfer Agency Agreement dated November 20, 2003 with the Trust.

The Transfer Agency Agreement provides that the Fund pays INVESCO an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in the Fund at any time during each month.

ADMINISTRATIVE SERVICES AND TRANSFER AGENCY FEES PAID TO INVESCO

Prior to November 25, 2003 and November 20, 2003, respectively, INVESCO served as administrator and transfer agent to the Fund.

During the periods outlined in the table below, the Fund paid the following fees to INVESCO (if applicable, prior to the voluntary absorption of certain Fund expenses by INVESCO). The fees are allocated daily to each class based on the relative proportion of net assets represented by such class. The Advisor is entitled to reimbursement by the Fund if such reimbursement does not cause the Fund to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.


                                           ADVISORY FEE    ADMINISTRATIVE   TRANSFER
                                           ------------    SERVICES FEE    AGENCY FEES
                                                           ------------    -----------

CLASS A
-------
Year Ended August 31, 2003                 $ 1,240,203     $    118,592    $  687,223
Year Ended August 31, 2002                   5,555,932          190,058       676,845
Period Ended August 31, 2001(1)              2,353,373           73,530       159,872
Period Ended May 15, 2001(2)                 3,658,717          376,691        37,568
Year Ended October 31, 2000                  7,683,110          798,123        88,350


CLASS B
-------
Year Ended August 31, 2003                 $     4,071     $        397    $    3,049
Year Ended August 31, 2002                      12,759              450         2,049
Period Ended August 31, 2001(3)                    693               22            92

CLASS C
-------
Year Ended August 31, 2003                 $     2,272     $        215    $    2,575
Year Ended August 31, 2002                       7,538              266         1,555
Period Ended August 31, 2001(3)                    398               12            77


(1) From May 16, 2001, date of Fund reorganization from closed-end to open-end, to August 31, 2001.
(2) From November 1, 2000 to May 15, 2001, date through which Fund operated as a closed-end Fund.
(3) From May 16, 2001, commencement of operations, to August 31, 2001.

                                       41

TRUSTEES AND OFFICERS OF THE TRUST

The overall direction and supervision of the Trust comes from the Board. The
Board is responsible for making sure that the Fund's general investment policies and programs are carried out and that the Fund is properly administered.

The officers of the Trust, all of whom are officers and employees of AIM or INVESCO, are responsible for the day-to-day administration of the Trust and the Fund. The officers of the Trust receive no direct compensation from the Trust or the Fund for their services as officers. The Advisor has the primary responsibility for making investment decisions on behalf of the Fund. These investment decisions are reviewed by the investment committee of the Advisor.

The tables below provide information about each of the Trust's trustees and officers. The first table provides information for the Independent Trustees, and the second table provides information for the trustees who are "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act
("Interested Trustees"). For the Interested Trustees, information about their principal occupations and other directorships reflects their affiliations with the Advisor and its affiliated companies.


Independent Trustees

Name, Address, and             Position(s) Held       Principal Occupation(s)           Number of Funds   Other Directorships
Year of Birth                  With Trust,            During Past Five Years(2)         in Fund Complex   Held by Trust
                               of Office(1) and                                         Overseen by
                               Length of Time                                           Trustee
                               Served(2)

Bob R. Baker - 1936            Trustee                Consultant  (2000-present).       95                Director/Trustee of 15
37 Castle Pines Dr. N.                                Formerly, President and Chief                       of the 17 AIM Funds and
Castle Rock, Colorado 80104                           Executive Officer (1988-2000)                       the 10 INVESCO Funds
                                                      of AMC Cancer Research Center,
                                                      Denver, Colorado; formerly,
                                                      Chairman of the Board and Chief
                                                      Executive Officer of First
                                                      Columbia Financial Corporation

James T. Bunch - 1942          Trustee                Co-President and                   95               Director/Trustee
3600 Republic Plaza            (2000-present)         Founder of Green, Manning &                         of 15 of the 17
370 Seventeenth Street                                Bunch Ltd., Denver, Colorado                        AIM Funds and
Denver, Colorado 80202                                (1988-present) (investment                          the 10 INVESCO
                                                      banking firm); Director, Policy                     Funds
                                                      Studies, Inc. and Van Guilder
                                                      Insurance Corporation;
                                                      formerly, General Counsel and
                                                      Director of Boettcher & Co.,
                                                      Denver, Colorado; and formerly,
                                                      Chairman and Managing Partner,
                                                      law firm of Davis, Graham &
                                                      Stubbs, Denver, Colorado


Name, Address, and             Position(s) Held       Principal Occupation(s)           Number of Funds   Other Directorships
Year of Birth                  With Trust,            During Past Five Years(2)         in Fund Complex   Held by Trust
                               of Office(1) and                                         Overseen by
                               Length of Time                                           Trustee
                               Served(2)

Gerald J. Lewis - 1933         Trustee                Chairman of Lawsuit Resolution    95                General Chemical Group,
701 "B" Street                 (2000-present)         Services, San Diego, California                     Inc., Hampdon, New
Suite 2100                                            (1987-present). Formerly,                           Hampshire (1996-present).
San Diego, California 92101                           Associate Justice of the                            Wheelabrator
                                                      California Court of Appeals                         Technologies, Inc. (waste
                                                                                                          management company),
                                                                                                          Fisher Scientific, Inc.,
                                                                                                          Henley Manufacturing,
                                                                                                          Inc. (laboratory
                                                                                                          supplies), and California
                                                                                                          Coastal Properties, Inc.;
                                                                                                          Director/Trustee of 15 of
                                                                                                          the 17 AIM Funds and the
                                                                                                          10 INVESCO Funds

Larry Soll, Ph.D. - 1942       Trustee                Retired.                          95                Director Synergen since
2358 Sunshine Canyon Drive                                                                                incorporation in 1982;
Boulder, Colorado 80302                                                                                   Director of Isis
                                                                                                          Pharmaceuticals, Inc.;
                                                                                                          Director/Trustee of 15 of
                                                                                                          the 17 AIM Funds and the
                                                                                                          10 INVESCO Funds

Frank S. Bayley - 1939         Trustee(3)             Of Counsel, law firm              103               Badgley Fund, Inc.
11 Greenway Plaza                                     of Baker & McKenzie                                 (registered investment
Suite 100                                                                                                 company); Director/Trustee
Houston, Texas 77046                                                                                      of the 17 AIM Funds and
                                                                                                          the 10 INVESCO Funds


Name, Address, and             Position(s) Held       Principal Occupation(s)           Number of Funds   Other Directorships
Year of Birth                  With Trust,            During Past Five Years(2)         in Fund Complex   Held by Trust
                               of Office(1) and                                         Overseen by
                               Length of Time                                           Trustee
                               Served(2)

Bruce L. Crockett - 1944       Trustee(3)             Chairman, Crockett                103               ACE Limited (insurance
11 Greenway Plaza                                     Technology                                          company); and Captaris,
Suite 100                                             Associates                                          Inc. (unified messaging
Houston, Texas 77046                                  (technology                                         provider); Director/
                                                      consulting company)                                 Trustee of the 17 AIM
                                                                                                          Funds and the 10 INVESCO
                                                                                                          Funds

Albert R. Dowden - 1941        Trustee(3)             Director of a number of public    103               Cortland Trust, Inc.
11 Greenway Plaza                                     and private business                                (Chairman) (registered
Suite 100                                             corporations, including the                         investment company);
Houston, Texas 77046                                  Boss Group, Ltd. (private                           Annuity and Life Re
                                                      investment and management) and                      (Holdings) Ltd. (insurance
                                                      Magellan Insurance Company;                         company); Director/Trustee
                                                      formerly, President Chief                           of the 17 AIM Funds and
                                                      Executive Officer and Director,                     the 10 INVESCO Funds
                                                      Volvo Group North America,
                                                      Inc.; Senior Vice President, AB
                                                      Volvo; and director of various
                                                      affiliated Volvo companies

Edward K. Dunn, Jr. - 1935     Trustee(3)             Formerly, Chairman, Mercantile    103               Director/Trustee of the 17
11 Greenway Plaza                                     Mortgage Corp.; President and                       AIM Funds and the 10
Suite 100                                             Chief Operating Officer,                            INVESCO Funds
Houston, Texas 77046                                  Mercantile-Safe Deposit & Trust
                                                      Co.; and President, Mercantile

Jack M. Fields - 1952          Trustee(3)             Chief Executive Officer, Twenty   103               Administaff;
11 Greenway Plaza                                     First Century Group, Inc.                           Director/Trustee of the
Suite 100                                             (government affairs company)                        17 AIM Funds and the 10
Houston, Texas 77046                                  and Texana Timber LP                                INVESCO Funds

Name, Address, and             Position(s) Held       Principal Occupation(s)           Number of Funds   Other Directorships
Year of Birth                  With Trust,            During Past Five Years(2)         in Fund Complex   Held by Trust
                               of Office(1) and                                         Overseen by
                               Length of Time                                           Trustee
                               Served(2)

Carl Frischling - 1937         Trustee(3)             Partner, law firm of Kramer       103               Cortland Trust, Inc.
11 Greenway Plaza                                     Levin Nftalis and Frankel LLP                       (registered investment
Suite 100                                                                                                 company); Director/Trustee
Houston, Texas 77046                                                                                      of the 17 AIM Funds and
                                                                                                          the 10 INVESCO Funds

Prema Mathai-Davis - 1950      Trustee(3)             Formerly, Chief Executive         103               Director/Trustee of the 17
11 Greenway Plaza                                     Officer, YWCA of the USA                            AIM Funds and the 10
Suite 100                                                                                                 INVESCO Funds
Houston, Texas 77046

Lewis F. Pennock - 1942        Trustee(3)             Partner, law firm of              103               Director/Trustee of the 17
11 Greenway Plaza                                     Pennock & Cooper                                    AIM Funds and the 10
Suite 100                                                                                                 INVESCO Funds
Houston, Texas 77046

Ruth H. Quigley - 1935         Trustee(3)             Retired                           103               Director/Trustee of the 17
11 Greenway Plaza                                                                                         AIM Funds and the 10
Suite 100                                                                                                 INVESCO Funds
Houston, Texas 77046

Louis S. Sklar - 1939          Trustee(3)             Executive Vice President, Hines   103               Director/Trustee of the 17
11 Greenway Plaza                                     (real estate development                            AIM Funds and the 10
Suite 100                                             company)                                            INVESCO Funds
Houston, Texas 77046

Interested Trustees and Officers

Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.


Name, Address, and             Position(s) Held       Principal Occupation(s)           Number of Funds   Other Directorships
Year of Birth                  With Trust,            During Past Five Years(2)         in Fund Complex   Held by Trust
                               of Office(1) and                                         Overseen by
                               Length of Time                                           Trustee
                               Served(2)

Robert H. Graham - 1946        Trustee,               Director and Chairman A I M       103               Director/Trustee of the 17
11 Greeenway Plaza             Chairman and           Management Group Inc.                               AIM Funds and the 10
Suite 100                      President(3)           (financial services holding                         INVESCO Funds
Houston, Texas 77046                                  company); Director and Vice
                                                      Chairman, AMVESCAP PLC and
                                                      Chairman of AMVESCAP PLC - AIM
                                                      Division (parent of AIM and a
                                                      global investment management
                                                      firm); formerly, President and
                                                      Chief Executive Officer, A I M
                                                      Management Group Inc.;
                                                      Director, Chairman, and
                                                      President, A I M Advisors, Inc.
                                                      (registered investment
                                                      advisor); Director and
                                                      Chairman, A I M Capital
                                                      Management, Inc. (registered
                                                      investment advisor), A I M
                                                      Distributors, Inc. (registered
                                                      broker dealer); AIM Investment
                                                      Services, Inc. (registered
                                                      transfer agent), and Fund
                                                      Management Company (registered
                                                      broker dealer); and Chief
                                                      Executive Officer of AMVESCAP
                                                      PLC - Managed Products


Name, Address, and             Position(s) Held       Principal Occupation(s)           Number of Funds   Other Directorships
Year of Birth                  With Trust,            During Past Five Years(2)         in Fund Complex   Held by Trust
                               of Office(1) and                                         Overseen by
                               Length of Time                                           Trustee
                               Served(2)

Mark H. Williamson - 1951      Trustee and            Director, President and Chief     116               Director/Trustee of the 17
4350 South Monaco Street       Executive Vice         Executive Officer, A I M                            AIM Funds and the 10
Denver, Colorado 80237         President              Management Group, Inc.                              INVESCO Funds
                               (since 2003)           (financial services holding
                                                      company); Director, Chairman
                                                      and President, A I M Advisors,
                                                      Inc. (registered investment
                                                      advisor); Director, A I M
                                                      Capital Management, Inc.
                                                      (registered investment advisor)
                                                      and A I M Distributors, Inc.
                                                      (registered broker dealer);
                                                      Director and Chairman, AIM
                                                      Investment Services, Inc.
                                                      (registered transfer agent);
                                                      and Fund Management Company
                                                      (registered broker dealer); and
                                                      Chief Executive Officer
                                                      AMVESCAP PLC - AIM Division
                                                      (parent of AIM and a global
                                                      investment management firm);
                                                      formerly, Director, Chairman,
                                                      President and Chief Executive
                                                      Officer, INVESCO Funds Group,
                                                      Inc. and INVESCO Distributors,
                                                      Inc.; Chief Executive Officer,
                                                      AMVESCAP PLC Managed Products;
                                                      Chairman and Chief Executive
                                                      Officer of NationsBanc
                                                      Advisors, Inc.; and Chairman of
                                                      NationsBanc Investments, Inc.



Name, Address, and             Position(s) Held       Principal Occupation(s)           Number of Funds   Other Directorships
Year of Birth                  With Trust,            During Past Five Years(2)         in Fund Complex   Held by Trust
                               of Office(1) and                                         Overseen by
                               Length of Time                                           Trustee
                               Served(2)

Raymond R. Cunningham - 1951   Executive Vice         President (2001-present), Chief   N/A               N/A
4350 South Monaco Street       President (since       Executive Officer
Denver, Colorado 80237         November 5, 2003)      (2003-present) INVESCO Funds
                                                      Group, Inc.; Chairman of the
                                                      Board (2003-present), President
                                                      (2003-present) and Chief
                                                      Executive Officer
                                                      (2003-present) of INVESCO
                                                      Distributors, Inc.; Senior Vice
                                                      President and Chief Operating
                                                      Officer, A I M Management
                                                      Group, Inc.; Senior Vice
                                                      President, A I M Advisors, Inc.
                                                      and A I M Distributors, Inc.;
                                                      Formerly, President (2003),
                                                      Chief Executive Officer (2003)
                                                      and Director (2001-2003) and
                                                      Vice President (2001-2002) of 9
                                                      INVESCO funds; formerly, Chief
                                                      Operating Officer (2001-2003)
                                                      and Senior Vice President
                                                      (1999-2002) of INVESCO Funds
                                                      Group, Inc. and INVESCO
                                                      Distributors, Inc.; and
                                                      formerly, Senior Vice President
                                                      of GT Global - North America
                                                      (1992-1998)

Kevin M. Carome - 1956         Senior Vice            Director, Senior Vice             N/A               N/A
11 Greenway Plaza              President and          President, Secretary and
Suite 100                      Secretary (since       General Counsel, A I M
Houston, Texas 77046           November 5, 2003)      Management Group Inc.
                                                      (financial services holding
                                                      company) and A I M Advisors,
                                                      Inc.; and Vice President, A I M
                                                      Capital Management, Inc., A I M
                                                      Distributors, Inc. and AIM
                                                      Investment Services, Inc.;
                                                      Director, Vice President and


Name, Address, and             Position(s) Held       Principal Occupation(s)           Number of Funds   Other Directorships
Year of Birth                  With Trust,            During Past Five Years(2)         in Fund Complex   Held by Trust
                               of Office(1) and                                         Overseen by
                               Length of Time                                           Trustee
                               Served(2)

                                                      General Counsel, Fund
                                                      Management Company; formerly,
                                                      Senior Vice President and
                                                      General counsel, Liberty
                                                      Financial Companies, Inc.; and
                                                      Senior Vice President and
                                                      General Counsel, Liberty Funds
                                                      Group LLC

Ronald L. Grooms - 1946        Vice President and     Senior Vice President and         N/A               N/A
4350 South Monaco Street       Assistant Treasurer    Treasurer of INVESCO Funds
Denver, Colorado 80237         (since November 5,     Group, Inc.; and Senior Vice
                               2003)                  President and Treasurer of
                                                      INVESCO Distributors, Inc.
                                                      Formerly, Treasurer and
                                                      Principal Financial and
                                                      Accounting Officer of INVESCO
                                                      Global Health Sciences Fund

Gary T. Crum - 1947            Senior Vice            Director, Chairman and Director   N/A               N/A
11 Greenway Plaza              President              of Investments, A I Capital
Suite 100                      (since November        Management, Inc.; Director and
Houston, Texas 77046           5, 2003)               Executive Vice President, A I M
                                                      Management Group Inc.; Director
                                                      and Senior Vice President, A I
                                                      M Advisors, Inc.; and Director,
                                                      A I M Distributors, Inc. and
                                                      AMVESCAP PLC; formerly, Chief
                                                      Executive Officer and
                                                      President, A I M Capital
                                                      Management, Inc.

Dana R. Sutton - 1959          Vice President and     Vice President and Fund           N/A               N/A
11 Greenway Plaza              Treasurer              Treasurer A I M Advisors, Inc.
Suite 100                      (since November 5,
Houston, Texas 77046           2003)


Name, Address, and             Position(s) Held       Principal Occupation(s)           Number of Funds   Other Directorships
Year of Birth                  With Trust,            During Past Five Years(2)         in Fund Complex   Held by Trust
                               of Office(1) and                                         Overseen by
                               Length of Time                                           Trustee
                               Served(2)

Stuart W. Coco - 1955          Vice President         Managing Director and Chief       N/A               N/A
11 Greenwy Plaza               (since November 5,     Research Officer - Fixed
Suite 100                      2003)                  Income, A I M Capital
Houston, Texas 77046                                  Management, Inc.; and Vice
                                                      President, A I M Advisors, Inc.

Melville B. Cox - 1943         Vice President         Vice President and Chief          N/A               N/A
11 Greenway Plaza              (since November 5,     Compliance Officer, A I M
Suite 100                      2003)                  Advisors, Inc. and A I M
Houston, Texas 77046                                  Capital Management, Inc.; and
                                                      Vice President, AIM Investment
                                                      Services, Inc.

Edgar M. Larsen - 1940         Vice President         Vice President, A I M Advisors,   N/A               N/A
11 Greenway Plaza              (since November 5,     Inc.; and Chief Executive
Suite 100                      2003)                  Officer and Chief Investment
Houston, Texas 77046                                  Officer, A I M Capital
                                                      Management, Inc.


Karen Dunn Kelley - 1960       Vice President         Managing Director and Chief       N/A               N/A
11 Greenway Plaza              (since November 5,     Cash Management Officer, A I M
Suite 100                      2003)                  Capital Management, Inc.;
Houston, Texas 77046                                  Director and President, Fund
                                                      Management Company; and Vice
                                                      President, A I M Advisors, Inc.

(1) Each trustee shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the Board after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the Board in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Trust's bylaws.

(2) Except as otherwise indicated, each individual has held the position(s) shown with the Trust or Company, as applicable, for at least the last five years.

(3) Elected as a director of the Company on October 21, 2003.

BOARD OF TRUSTEES STANDING COMMITTEES

The standing committees of the Board are the Audit Committee, the Investments Committee, the Governance Committee and the Valuation Committee.

The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of the Fund; (iii) monitoring the process and the resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and
(iv) pre-approving permissible non-audit services that are provided to the Fund by its independent auditors.

The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Pennock and Sklar (Chair), Carl Frischling, Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

The members of the Governance Committee are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees; (ii) nominating persons who are not interested persons of the Fund for selection as members of each committee of the Board, including without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee;
(iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Fund.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust's bylaws require that any shareholder of the Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the

90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

The following table provides information regarding the dollar range of equity securities beneficially owned by each trustee in the Fund and in the investment companies in the family of funds comprising the AIM Funds and the INVESCO Funds that are overseen by the trustee, as a whole, as of December 31, 2002:


--------------------------------------------------------------------------------------
Trustee                   Dollar Range of Equity          Aggregate Dollar Range of
                          Securities Owned in The Fund(1) Equity Securities in All
                                                          Registered Investment
                                                          Companies Overseen by the
                                                          trustee in the AIM Funds and
                                                          the INVESCO Funds(1)
--------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------
Bob R. Baker              $1 - $10,000                    Over $100,000
--------------------------------------------------------------------------------------
James T. Bunch            $1 - $10,000                    $50,001-$100,000
--------------------------------------------------------------------------------------
Gerald J. Lewis           $1 - $10,000                    $50,001-$100,000
--------------------------------------------------------------------------------------
Larry Soll                Over $100,000                   Over $100,000
--------------------------------------------------------------------------------------
Frank S. Bayley           None                            $10,001-$50,000
--------------------------------------------------------------------------------------
Bruce L. Crockett         None                            $1-$10,000
--------------------------------------------------------------------------------------
Albert R. Dowden          None                            $50,001-$100,000
--------------------------------------------------------------------------------------
Edward K. Dunn, Jr.       None                            Over $100,000
--------------------------------------------------------------------------------------
Jack M. Fields            None                            Over $100,000
--------------------------------------------------------------------------------------
Carl Frischling           None                            Over $100,000
--------------------------------------------------------------------------------------
Prema Mathai-Davis        None                            Over $100,000
--------------------------------------------------------------------------------------
Lewis F. Pennock          None                            $50,001-$100,000
--------------------------------------------------------------------------------------

                                       52

--------------------------------------------------------------------------------------
Trustee                   Dollar Range of Equity          Aggregate Dollar Range of
                          Securities Owned in The Fund(1) Equity Securities in All
                                                          Registered Investment
                                                          Companies Overseen by the
                                                          trustee in the AIM Funds and
                                                          the INVESCO Funds(1)
--------------------------------------------------------------------------------------
Ruth H. Quigley           None                            $1-$10,000
--------------------------------------------------------------------------------------
Louis S. Sklar            None                            Over $100,000
--------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------------
Robert H. Graham          None                            Over $100,000
--------------------------------------------------------------------------------------
Mark H. Williamson        $10,001 - $50,000               Over $100,000
--------------------------------------------------------------------------------------

The following table shows the compensation paid by the Company to its independent directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the then current independent directors' retirement plan; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended August 31, 2003.

In addition, the table sets forth the total compensation paid by all of the funds in the AIM Funds and the INVESCO Funds complex to these directors and to the current trustees of the Trust for services rendered in their capacities as directors/trustees during the year ended December 31, 2002.


--------------------------------------------------------------------------------------------------------
Name of Person                 Aggregate              Benefits       Estimated             Total
and Position                   Compensation           Accrued As     Annual Benefits       Compensation
                               From Company(1)        Part of        Upon Retirement(3)    From AIM Funds
                                                      Company                              and INVESCO
                                                      Expenses(2)                          Funds Paid To
                                                                                           Directors(4)
--------------------------------------------------------------------------------------------------------

Bob R. Baker                   $2,494                 $0             $509                  $138,000
--------------------------------------------------------------------------------------------------------
Fred A. Deering(7)             $1,264                 $0             $554                  $140,500
--------------------------------------------------------------------------------------------------------
Victor L.  Andrews(6)          $2,270                 $0             $509                  $127,500
--------------------------------------------------------------------------------------------------------
Sueann Ambron(5),(6)           $1,666                 $0             $0                    $0
--------------------------------------------------------------------------------------------------------
Lawrence H. Budner(6)          $2,186                 $0             $509                  $121,500
--------------------------------------------------------------------------------------------------------

                                       53

--------------------------------------------------------------------------------------------------------
Name of Person                 Aggregate              Benefits       Estimated             Total
and Position                   Compensation           Accrued As     Annual Benefits       Compensation
                               From Company(1)        Part of        Upon Retirement(3)    From AIM Funds
                                                      Company                              and INVESCO
                                                      Expenses(2)                          Funds Paid To
                                                                                           Directors(4)
--------------------------------------------------------------------------------------------------------
James T. Bunch                 $2,238                 $0             $0                    $124,625
--------------------------------------------------------------------------------------------------------
Wendy L. Gramm(7)              $0                     $0             $0                    $74,875
--------------------------------------------------------------------------------------------------------
Gerald J. Lewis                $2,204                 $0             $0                    $116,500
--------------------------------------------------------------------------------------------------------
John W. McIntyre(6)            $2,287                 $0             $509                  $124,000
--------------------------------------------------------------------------------------------------------
Larry Soll                     $2,248                 $0             $0                    $126,000
--------------------------------------------------------------------------------------------------------
Frank S. Bayley(8)             --                     --             --                    $150,000
--------------------------------------------------------------------------------------------------------
Bruce L. Crockett(8)           --                     --             --                    $149,000
--------------------------------------------------------------------------------------------------------
Albert R. Dowden(8)            --                     --             --                    $150,000
--------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.(8)         --                     --             --                    $149,000
--------------------------------------------------------------------------------------------------------
Jack M. Fields(8)              --                     --             --                    $153,000
--------------------------------------------------------------------------------------------------------
Carl Frischling(8)             --                     --             --                    $150,000
--------------------------------------------------------------------------------------------------------
Prema Mathai-Davis(8)          --                     --             --                    $150,000
--------------------------------------------------------------------------------------------------------
Lewis F. Pennock(8)            --                     --             --                    $154,000
--------------------------------------------------------------------------------------------------------
Ruth H. Quigley(8)             --                     --             --                    $153,000
--------------------------------------------------------------------------------------------------------
Louis S. Sklar(8)              --                     --             --                    $153,000
--------------------------------------------------------------------------------------------------------

(1) The vice chairman of the Board, the chairs of the Fund's committees who are independent directors, and the members of the Fund's committees who are independent directors each received compensation for serving in such capacities in addition to the compensation paid to all independent directors.
(2) Represents estimated benefits accrued with respect to the then current retirement plan and deferred retirement plan account agreement applicable to independent directors of the Company, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the then current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Dr. Ambron and Messrs. Bunch and Lewis, each of these trustees has served as a director of one or more of the funds in the INVESCO Funds complex for the minimum five-year period required to be eligible to participate in the then current retirement plan.
(4) On November 25, 2003, AIM became investment advisor to the Trust and the other INVESCO Funds. AIM also serves as the investment advisor to the AIM Funds. As of November 25, 2003, the INVESCO Funds and the AIM Funds are considered one fund complex. As of November 25, 2003, there will be 21 registered investment companies advised by AIM in such complex.
(5) Dr. Ambron commenced her service as a director of the Company on January 1, 2003.
(6) Resigned as a director of the Company on October 21, 2003.
(7) Resigned as a director of the Company on March 31, 2003.
(8) Messrs. Bayley, Crocket, Dowden, Dunn, Fields, Frischling, Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley were elected as trustees of the Trust on October 21, 2003 and therefore received no compensation from the Company during the year ended December 31, 2002.

Messrs. Graham and Williamson as Interested Trustees of the Trust and the other funds in the AIM Funds and the INVESCO Funds complex, receive compensation as officers or employees of the Advisor or its affiliated companies, and do not receive any trustee's fees or other compensation from the Trust or the other funds in the AIM Funds and the INVESCO Funds complex for their service as trustees.

PRIOR RETIREMENT PLAN AND DEFERRED RETIREMENT PLAN ACCOUNT AGREEMENT OF THE COMPANY

The Board of Directors of the Company previously adopted a retirement plan and a form for deferred retirement plan account agreements. Certain of the independent directors of the Company participated either in the Company's retirement plan or account agreement. Upon the effectiveness of the New Retirement Plan (defined below), the independent directors of the Company will cease to accrue benefits under the Company's retirement plan and account agreement. Messrs. Baker and Soll will not receive any additional benefits under the Company's retirement plan or account agreement, but will be entitled to amounts which have been previously funded under the Company's retirement plan or account agreement for their benefit. An affiliate of INVESCO will reimburse the Company for any amounts funded by the Company for Messrs. Baker and Soll under the Company's retirement plan and account agreement.

NEW RETIREMENT PLAN FOR TRUSTEES

At a Board meeting on November 6, 2003, the Board formally adopted a new retirement plan (the "New Retirement Plan") for the trustees of the Trust who are not affiliated with the Advisor. The retirement plan includes a retirement policy as well as retirement benefits for Independent Trustees.

The retirement policy permits each Independent Trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees will be able to extend from time to time the retirement date of a trustee.

Annual retirement benefits will be available to each Independent Trustee of the Trust and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits will be payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit will also be available under the New Retirement Plan that will provide a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received the benefits based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

NEW DEFERRED COMPENSATION AGREEMENTS

At a Board meeting on November 6, 2003, the Board formally adopted a new form for deferred compensation agreements ("New Compensation Agreements") pursuant to which a trustee will have the option to elect to defer receipt of up to 100% of his or her compensation payable by the Trust, and such amounts are placed into a deferral account. The deferring trustees will have the option to select various INVESCO Funds in which all or part of their deferral account will be deemed to be invested. The list of funds may change from time to time and may include AIM Funds in addition to INVESCO Funds. Distributions from the deferring trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years (depending on the New Compensation Agreement) beginning on the date selected under the New Compensation Agreement. The Board, in its sole discretion, will be able to accelerate or extend the distribution of such deferral accounts after the deferring trustees' retirement benefits commence under the New Retirement Plan. The Board, in its sole discretion, also will be able to accelerate or extend the distribution of such deferral accounts after the deferring trustee's termination of service as a trustee of the Trust. If a deferring trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The New Compensation Agreements will not be funded and, with respect to the payments of amounts held in the deferral accounts, the deferring trustees will have the status of unsecured creditors of the Trust and of each other INVESCO Fund or AIM Fund from which they will be deferring compensation.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of November 3, 2003, the following persons owned more than 5% of the outstanding shares of the Fund indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with the Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Class A

----------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
============================================================================
Citigroup Global Markets House      Beneficial               10.40%
Acct: #00109801250
Attn: Cindy Tempesta
333 West 34th Street, 7th Fl.
New York, NY  10001-2402
============================================================================
Merrill Lynch                       Beneficial               9.23%
Security #97846
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
============================================================================
Charles Schwab & Co., Inc.          Beneficial               7.44%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
----------------------------------------------------------------------------

Class B

----------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
============================================================================
Merrill Lynch                       Beneficial               15.63%
Security #97846
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
============================================================================
Pershing LLC                        Beneficial               12.89%
P.O. Box 2052
Jersey City, NJ  07303-2052
============================================================================
RBC Dain Rauchser                     Record                 5.13%
Joseph J. Erramouspe DDS TTEE
Joseph J. Erramouspe DDS
U/A dated 07/01/1995
550 Broadway Street
Rock Springs, WY 82901-6346
----------------------------------------------------------------------------

Class C

----------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
============================================================================
Merrill Lynch                       Beneficial               43.79%
Security #97846
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
============================================================================
Pershing LLC                        Beneficial               7.36%
P.O. Box 2052
Jersey City, NJ  07303-2052
----------------------------------------------------------------------------

As of November 3, 2003, officers and trustees of the Trust, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

AIM Distributors, Inc. ("ADI") is the distributor of the Fund. ADI bears all expenses, including the cost of printing and distributing prospectus, incident to marketing of the Fund's shares, except for such distribution expenses as are paid out of Fund assets under the Trust's Plans of Distribution (each individually a "Plan" and collectively, the "Plans"), which have been adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act. Prior to July 1, 2003, INVESCO Distributors, Inc. ("IDI") was the distributor of the Fund.

The shareholders of the Fund have adopted a Plan and Agreement of Distribution pursuant to Rule 12b-1- Class A under the 1940 Act. The Plan was approved on February 5, 2001, at a meeting called for such purpose by a majority of the trustees of the Fund, including a majority of the trustees who neither are "interested persons" of the Fund nor have any financial interest in the operation of the Plan. The Plan was approved by the shareholders of the Fund on May 8, 2001.

CLASS A. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Fund (the "Class A Plan"). Under the Class A Plan, Class A shares of the Fund pay compensation to ADI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. With regard to the Class A Plan for the Fund, the Plan provides that the Class A shares of the Fund pay compensation to ADI at an annual rate of 0.35% per annum of new sales of shares, exchanges into the Fund and reinvestments of dividends and capital gain distributions made after May 15, 2001 of the average daily net assets attributable to Class A shares of the Fund for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares of the Fund. During any period in which the Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate ADI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The service fees payable to selected financial intermediaries are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such financial intermediaries' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund, in amounts up to 0.25% of the average daily net assets of the Class A shares of the Fund attributable to the customers of such financial intermediaries, are characterized as service fees. Payments to financial intermediaries in excess of such amount and payments to ADI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class A shares of the Fund.

CLASS B. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, Class B shares of the Fund pay compensation monthly to ADI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, the Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected financial intermediaries that have entered into service agreements with respect to Class B shares of the Fund and that provide continuing personal shareholder services to their customers who purchase and own Class B shares. The Class B Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class B shares of the Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to ADI following termination of the Class B Plan with respect to Class B shares sold by or attributable to the distribution efforts of ADI or its predecessor unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes ADI to assign, transfer, or pledge its rights to payments pursuant to the Class B Plan. The contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Fund (the "Class C Plan"). Under the Class C Plan, Class C shares of the Fund pay compensation to ADI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate ADI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of the Fund.

Of the aggregate amount payable under the Class C Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class C shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such financial intermediaries, are characterized as a service fee. Payments to financial intermediaries in excess of such amount and payments to ADI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class C shares of the Fund.

ADI may pay sales commissions to financial intermediaries that sell Class C mshares of the Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The distributor will retain all payments received by it relating to Class C shares for the first twelve months after they are purchased. The portion of the payments to the distributor under the Class C Plan which constitutes an asset-based sales charge of 0.75% is intended in part to permit the distributor to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first twelve months, the distributor will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where the distributor grants an exemption on particular transactions. Should the financial intermediary elect to waive the asset-based sales charge, the 12b-1 fees will begin to be paid by the distributor to the financial intermediary immediately.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to financial intermediaries such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to financial intermediaries, which may include INVESCO- or AIM-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Fund. The Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected financial intermediaries which may enter into agreements with ADI. Payments will be made by ADI to financial intermediaries who sell shares of the Fund and may be made to banks, savings and loan associations, and other depository institutions ("Banks"). Although the Glass-Steagall Act, and the various rules and regulations promulgated thereunder, limits the ability of certain Banks to act as underwriters of mutual fund shares, the Advisor does not believe that these limitations would affect the ability of such Banks to enter into arrangements with ADI at this time, although ADI can give no assurance in this regard. To the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Fund possibly could decrease to the extent that the Banks would no longer invest customer assets in the Fund. Neither the Trust nor its investment advisor will give any preference to Banks which enter into such arrangements when selecting investments to be made by the Fund.

ADI is the distributor of the Fund. Prior to July 1, 2003, IDI was the distributor of the Fund. During the fiscal year ended August 31, 2003, the Fund made payments to IDI, the Fund's former distributor, under the Class A, Class B, and Class C Plans in the following amounts: $170,303 for Class A; $7,517 for Class B; and $4,224 for Class C. The Fund also made payments to ADI, the Fund's current distributor, under the Class A, Class B, and Class C Plans in the following amounts: $58,720 for Class A; $674 for Class B; and $302 for Class C.

In addition, as of the fiscal year ended August 31, 2003 the following distribution accruals had been incurred by the Fund and will be paid during the fiscal year ended August 31, 2004: $63,290 for Class A; $645 for Class B; and $282 for Class C.

For the fiscal year ended August 31, 2003, allocation of 12b-1 amounts paid by the Fund for the following categories of expenses were:

                                 CLASS A          CLASS B             CLASS C
                                 -------          -------             -------
Advertising                          $ 0              $ 0                 $ 0

Sales, literature,                   $ 0              $ 0                 $ 0
printing, and postage

Public                               $ 0              $ 0                 $ 0
Relations/Promotion

Compensation to                 $229,023           $8,191             $ 4,526
securities dealers and
other organizations

Marketing personnel                  $ 0              $ 0                 $ 0

The services which are provided by securities dealers and other organizations may vary by financial intermediary but include, among other things, processing new shareholder account applications, preparing and transmitting to the Trust's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Fund, and assisting in other customer transactions with the Fund.

The Plans provide that they shall continue in effect with respect to the Fund as long as such continuance is approved at least annually by the vote of the Board cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Trustees. A Plan can also be terminated at any time by the Fund, without penalty, if a majority of the Independent Trustees, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. Unless a complete termination of the Class B Plan (as defined in such Plan) occurs, Class B shares will continue to make payments to ADI with respect to Class B Shares sold by or attributable to the distribution efforts of ADI or its predecessor. The Trust may, in its absolute discretion, suspend, discontinue, or limit the offering of its shares at any time. In determining whether any such action should be taken, the Board intends to consider all relevant factors including, without limitation, the size of the Fund, the investment climate for the Fund, general market conditions, and the volume of sales and redemptions of the Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Trust is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of the Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Trustees of the Trust shall be committed to the Independent Trustees then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of the Fund's payments under a Plan without approval of the shareholders of the Fund's respective class of shares, and all material amendments to a Plan must be approved by the Board, including a majority of the Independent Trustees. Under the agreement implementing the Plans, ADI or the Fund, the latter by vote of a majority of the Independent Trustees, or a majority of the holders of the relevant class of the Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, the Fund's obligation to make payments to ADI shall terminate automatically, in the event of such "assignment." In this event, the Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by the Fund under a Plan. Such new arrangements must be approved by the trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with ADI. On a quarterly basis, the trustees review information about the distribution services that have been provided to the Fund and the 12b-1 fees paid for such services. On an annual basis, the trustees consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of the Fund, should be made.

The only trustees and interested persons, as that term is defined in Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and trustees of the Trust who are also officers either of ADI or other companies affiliated with ADI. The benefits which the Trust believes will be reasonably likely to flow to the Fund and its shareholders under the Plans include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Fund;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Fund in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on the Advisor's revenues could allow the Advisor and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Fund's shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from the Advisor and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

SALES CHARGES AND DEALER CONCESSIONS

SALES CHARGES

Class A shares of the Fund are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000.


                                            Investor's Sales Charge
                                            -----------------------
                                                                            Dealer
                                                                            Concession
                                       As a Percentage   As a Percentage    As a Percentage
Amount of Investment in                 of the Public      of the Net       of the Public
Single Transaction(1)                  Offering Price    Amount Invested    Offering Price
---------------------                  --------------    ---------------    --------------

Less than $25,000                          5.50%               5.82%                 4.75%
$25,000 but less than $50,000              5.25                5.54                  4.50
$50,000 but less than $100,000             4.75                4.99                  4.00
$100,000 but less than $250,000            3.75                3.90                  3.00
$250,000 but less than $500,000            3.00                3.09                  2.50
$500,000 but less than $1,000,000          2.00                2.04                  1.60

(1) There is no sales charge on purchases of $1,000,000 or more; however, ADI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

ADI may elect to re-allow the entire initial sales charge to financial intermediaries for all sales with respect to which orders are placed with ADI during a particular period. Financial intermediaries to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to financial intermediaries as a dealer concession out of the initial sales charge paid by investors, ADI may, from time to time, at its expense or as an expense for which it may be compensated under a Plan, if applicable, pay a bonus or other consideration or incentive to financial intermediaries who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the financial intermediary, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying financial intermediaries and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the Fund's shares or the amount the Fund will receive as proceeds from such sales. Financial intermediaries may not use sales of the Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

ADI may pay sales commissions to financial intermediaries that sell Class B shares of the Fund at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the financial intermediary, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. The portion of the payments to ADI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit ADI to recoup a portion of such sales commissions plus financing costs.

ADI may pay sales commissions to financial intermediaries that sell Class C shares of the Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The distributor will retain all payments received by it relating to Class C shares for the first twelve months after they are purchased. The portion of the payments to the distributor under the Class C Plan which constitutes an asset-based sales charge of 0.75% is intended in part to permit the distributor to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first twelve months, distributor will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where the distributor grants an exemption on particular transactions. Should the financial intermediary elect to waive the asset-based sales charge, the 12b-1 fees will begin to be paid by the distributor to the financial intermediary immediately.

DEALER CONCESSIONS (CLASS A ONLY)

Investors who purchase $1,000,000 or more of Class A shares do not pay an initial sales charge. ADI may pay financial intermediaries for share purchases (measured on an annual basis) by non-qualified investors and qualified plans of Class A shares of the Fund as follows.

Non-Qualified Investors. ADI may pay financial intermediaries for share purchases of $1,000,000 or more of Class A shares of the Fund sold at net asset value to non-qualified investors as follows: 1.00% of the first $2 million of such purchases, 0.80% on the next $1 million of such purchases, 0.50% on the next $17 million of such purchases, and 0.25% of amounts in excess of $20 million on such purchases.

Qualified Plans. ADI may pay financial intermediaries for Class A share purchases as follows:

Class A - Option 1: For qualified plans of $1,000,000 or more, 0.50% of the first $20 million and 0.25% of amounts in excess of $20 million. The trail commission will be paid out beginning in the 13th month.

Class A - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

REDUCTIONS IN INITIAL SALES CHARGES (CLASS A ONLY)

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of Class A shares of the Fund that are otherwise subject to an initial sales charge, provided that such purchases are made by a "Purchaser" as hereinafter defined.

The term "Purchaser" means:

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

     o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

     o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

        a. the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (I.E., the Fund will not accept contributions submitted with respect to individual participants);

        b.  each transmittal is accompanied by a single check or wire transfer;
            and

        c. all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

     o a trustee or fiduciary purchasing for a single trust, estate, or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, if more than one beneficiary or participant is involved;

     o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP), or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified ADI in writing that all of its related employee SEP, SAR-SEP, or SIMPLE IRA accounts should be linked; or

     o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or financial intermediaries seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. ADI reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute Class A shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTER OF INTENT (CLASS A ONLY). A Purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such purchaser's intention as to the total investment to be made in shares of the Fund within the following thirteen consecutive months. By marking the LOI section on the account application and by signing the account application, the Purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of Fund shares normally subject to an initial sales charge made during the thirteen-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. It is the Purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of distribution. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the thirteen-month period after meeting the original obligation, a Purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the thirteen-month period do not total the amount specified, the Purchaser will pay the increased amount of sales charge as described below. Purchases made within ninety days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the ninety-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than ninety days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the Purchaser. All shares purchased, including those escrowed, will be registered in the Purchaser's name. If the total investment specified under this LOI is completed within the thirteen-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the Purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the Purchaser does not pay such difference within twenty days of the expiration date, he/she irrevocably constitutes and appoints the Transfer Agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within sixty days of the expiration date.

If at any time before completing the LOI program, the Purchaser wishes to cancel the agreement, he/she must give written notice to ADI. If at any time before completing the LOI program the Purchaser requests the transfer agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

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

2. RIGHTS OF ACCUMULATION. A Purchaser may also qualify for reduced initial sales charges based upon such Purchaser's existing investment in INVESCO Fund and/or AIM Funds share (Class A, B, C, K or R) at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, ADI takes into account not only the money which is invested upon such proposed purchase, but also the value of all such shares owned by such Purchaser, calculated at the then current public offering price. If a Purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such Purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a Purchaser already owns shares with a value of $20,000 and wishes to invest an additional $20,000 in shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the Purchaser or his financial intermediary must furnish ADI with a list of the account numbers and the names in which such accounts of the Purchaser are registered at the time the purchase is made.

Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above.

PURCHASES AT NET ASSET VALUE (CLASS A ONLY). Purchases of Class A shares of the Fund at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from the Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation, or acquisition of assets of a fund.

The following Purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these Purchasers:

     o      The Advisor and its affiliates, or their clients;

     o Any current or retired officer, trustee, or employee (and members of their immediate family) of the Advisor, its affiliates or the INVESCO Funds or AIM Funds and any foundation, trust, or employee benefit plan established exclusively for the benefit of, or by, such persons;

     o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

     o Financial intermediaries that place trades for their own accounts or the accounts of their clients and that charge a management, consulting or other fee for their services; and clients of such financial intermediaries who place trades for their own accounts if the accounts are linked to the master account of such financial intermediary on the books and records of a broker or agent;

     o Employee benefit plans designated as Purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial intermediary has entered into the appropriate agreements with ADI.
            Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Fund by such plans are subject to initial sales charges; and

     o A shareholder of a fund that merges or consolidates with the Fund or that sells its assets to the Fund in exchange for shares of that Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents, and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Prospectus, CDSCs will not apply to the following:

     o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and
            Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 701/2or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class A, Class B, or Class C shares of the Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

     o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

     o      Investment account(s) of the Advisor; and

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

     o Class C shares if the investor's financial intermediary of record notifies ADI prior to the time of investment that the financial intermediary waives the payment otherwise payable to it.


Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

     o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o      Private foundations or endowment funds; and

     o Redemption of shares by the investor where the investor's financial intermediary waives the amounts otherwise payable to it by ADI and notifies ADI prior to the time of investment.

CALCULATION OF NET ASSET VALUE (ALL CLASSES)

The Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Fund determines net asset value per share by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

Each security (excluding convertible bonds) held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of the Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing price, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board.

Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of the Fund is determined only on business days of the Fund, the net asset value per share of the Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Fund may be purchased appears in the Prospectus under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Fund is used to compensate ADI and participating financial intermediaries for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with ADI by persons, who because of their relationship with the Fund or with the Advisor and its affiliates, are familiar with the Fund, or whose programs for purchase involve little expense (E.G., because of the size of the transaction and shareholder records required), ADI believes that it is appropriate and in the Fund's best interests that such persons be permitted to purchase Class A shares of the Fund through ADI without payment of a sales charge. The persons who may purchase Class A shares of the Fund without a sales charge are set forth herein under the Caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

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

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

    Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price

Information concerning redemption of the Fund's shares is set forth in the Prospectus under the caption "How To Sell Shares." Shares of the Fund may be redeemed directly through ADI or through any financial intermediary who has entered into an agreement with ADI. In addition to the Fund's obligation to redeem shares, ADI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those financial intermediaries who have executed agreements with ADI must phone orders to the order desk of the Fund at 1-800-347-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by ADI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Fund or by ADI (other than any applicable CDSC) when shares are redeemed or repurchased, financial intermediaries may charge a fair service fee for handling the transaction. The Advisor intends to redeem all shares of the Fund in cash.

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, are the independent accountants of the Trust. The independent accountants are responsible for auditing the financial statements of the Fund.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Trust. The custodian is also responsible for, among other things, receipt and delivery of the Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Trust. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Fund to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

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

TRANSFER AGENT

AIM Investment Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Trust's transfer agent, registrar, and dividend disbursing agent. Services provided by AIS include the issuance, cancellation, and transfer of shares of the Fund, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599, is legal counsel for the Trust.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

As the investment advisor to the Fund, the Advisor places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While the Advisor seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. The Advisor is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, the Advisor considers the quality of executions obtained on the Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. The Advisor has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged the Fund is consistent with prevailing and reasonable commissions, the Advisor monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Fund.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, the Advisor may select brokers that provide research services to the Advisor and the Trust, as well as other mutual funds and other accounts managed by the Advisor. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to the Advisor in making informed investment decisions. Research services prepared and furnished by brokers through which the Fund effects securities transactions may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor in connection with a particular Fund. Conversely, the Fund receives benefits of research acquired through the brokerage transactions of other clients of the Advisor.

In order to obtain reliable trade execution and research services, the Advisor may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, the Advisor is obligated to obtain favorable execution of the Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Fund to their clients, or that act as agent in the purchase of the Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, the Advisor may consider the sale of the Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO and AIM Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

BROKERAGE COMMISSIONS AND UNDERWRITING DISCOUNTS

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by the Fund for the periods outlined in the table below:

Year Ended August 31, 2003                  $1,458,027
Year Ended August 31, 2002                  $3,930,412
Period Ended August 31, 2001(1)             $1,048,510
Period Ended May 15, 2001(2)                $2,794,818
Year Ended October 31, 2000                 $4,117,598

(1) For the period May 16, 2001, commencement of operations as an open-end investment company, through August 31, 2001.
(2) For the period November 1, 2000 through May 15, 2001, date through which the Fund operated as a closed-end fund.

For the fiscal years ended August 31, 2003 and 2002, the period(1) ended August 31, 2001, the period ended May 15, 2001(2) and the fiscal year ended October 31, 2000, brokers providing research services received $1,214,093, $2,446,943, $757,549(1), $2,100,152 and $2,502,736, respectively, in commissions on portfolio transactions effected for the Fund. The aggregate dollar amount of such portfolio transactions was $823,827,296, $1,604,984,458, $535,823,180,
$1,338,258,722, $2,321,425,686, respectively. Commissions totaling $0, $0, $0,
$0, and $0, respectively, were allocated to certain brokers in recognition of their sales of shares of the Fund on portfolio transactions of the Fund effected during the fiscal year ended August 31, 2003 and 2002, the period(1) ended August 31, 2001, the period ended May 15, 2001(2) and the fiscal year ended October 31, 2000, respectively.

(1) For the period May 16, 2001, commencement of operations as an open-end investment company, through August 31, 2001.
(2) For the period November 1, 2000 through May 15, 2001, date through which the Fund operated as a closed-end fund.

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

At August 31, 2003, the Fund did not hold debt or equity securities of its regular brokers or dealers, or their parents.

Neither the Advisor nor any affiliate of the Advisor receives any brokerage commissions on portfolio transactions effected on behalf of the Fund, and there is no affiliation between the Advisor or any person affiliated with the Advisor or the Fund and any broker-dealer that executes transactions for the Fund.

SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue an unlimited number of shares of beneficial interest of each class of shares of the Fund.

A share of each class of the Fund represents an identical interest in the Fund's investment portfolio and has the same rights, privileges, and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Fund will affect the performance of those classes. Each share of the Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of the Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B, and C shares will differ. All shares of the Fund will be voted together, except that only the shareholders of a particular class of the Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and non-assessable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. The Board has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of the Fund.

All shares of the Trust have equal voting rights based on one vote for each share owned. The Trust is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Trust or as may be required by applicable law or the Trust's Agreement and Declaration of Trust, the Board will call special meetings of shareholders.

Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust. The Fund will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of trustees of the Trust can elect 100% of the trustees if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of trustees will not be able to elect any person or persons to the Board. Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust.

TAX CONSEQUENCES OF OWNING SHARES OF THE FUND

The Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to qualify as a regulated investment company during its current fiscal year. It is the intent of the Fund to distribute all investment company taxable income and net capital gain. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay federal income or excise taxes and that all of the classes of the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that the Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If the Fund does not distribute all of its net investment income or net capital gain, it will be subject to income and excise taxes on the amount that is not distributed. If the Fund does not qualify as a regulated investment company, it will be subject to income tax on all of its net investment income and net capital gain at the corporate tax rates.

Dividends paid by the Fund from net investment income as well as distributions of net realized short-term capital gain and net realized gain from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Fund send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments.

The Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gain and loss are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gain which is taxed at the capital gain rate. Short-term capital gain is included with income from dividends and interest as ordinary income and is paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, the Fund will have a net capital gain. Distributions by the Fund of net capital gain are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Fund sends information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions, to the extent of the Fund's earnings and profits, are taxable income to the shareholder, whether or not such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of the Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of the Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of the Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in the Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, the Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. The Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, the Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. The Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

The Advisor may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by the Advisor will be computed using the single-category average cost method, although neither the Advisor nor the Fund recommends any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for the Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods.

Likewise, changing to any basis method other than the average cost method requires IRS approval.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares. Similarly, if you sell Fund shares at a loss after holding them for six months or less, your loss will be disallowed to the extent of any exempt-interest dividends that you may have received on those shares. If you pay a sales charge to acquire shares, that sales charge is generally treated as part of your cost basis for determining gain or loss upon disposition of those shares. However, if you exchange your shares within ninety days of acquisition and the sales charge on the new shares is waived because the sales charge was paid on the original shares, then the sales charge is not treated as part of your cost basis on the original shares but instead carries over to be included as part of your cost basis in the new or replacement shares.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state, and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company for income tax purposes under the Internal Revenue Code of 1986, as amended, does not entail government supervision of management or investment policies. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 11, 2003.

PERFORMANCE

From time to time, the Fund's advertising and/or sales literature may include discussions of general economic conditions, interest rates or generic topics pertaining to the mutual fund industry.

To keep shareholders and potential investors informed, the Advisor will occasionally advertise the Fund's total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Fund will disclose the maximum front-end sales charge imposed on purchases of the Fund's Class A shares and/or the applicable CDSC imposed on redemptions of the Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any), or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1% CDSC may be charged on redemptions of Class A shares held eighteen months or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% - 5% CDSC may be charged on redemption of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual returns tend to even out variations in the Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking the Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

More information about the Fund's recent and historical performance is contained in the Trust's Annual Report to Shareholders. You can get a free copy by calling or writing to AIM Investment Services, Inc. using the telephone number or address on the back cover of the Fund's Prospectus.

The Fund may participate in the Initial Public Offering ("IPO") market, and a significant portion of the Fund's returns may be attributable to its investment in IPOs, which have a magnified impact due to the Fund's small asset base. If this occurs, there is no guarantee that as the Fund's assets grow, they will continue to experience substantially similar performance by investing in IPOs.

When we quote mutual fund rankings published by Lipper Inc., we may compare the Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended August 31, 2003 was:

                                                                      10 YEARS
                                                                      OR SINCE
                                                 1 YEAR     5 YEARS   INCEPTION
CLASS A (INCLUDING FRONT-END SALES CHARGE)(1)
  Return Before Taxes                           (31.33%)    (0.57%)     7.28%
  Return After Taxes on Distributions           (31.33%)    (3.29%)     4.76%
  Return After Taxes on Distributions and
  Sale of Fund Shares                           (19.23%)    (0.50%)     5.72%

CLASS B (INCLUDING CDSC)(2)

   Return Before Taxes                          (31.88%)      N/A     (17.38%)

CLASS C (INCLUDING CDSC)(2)

   Return Before Taxes                          (29.19%)      N/A     (16.24%)

(1) The INVESCO Global Health Sciences Fund ("GHS Fund") reorganized into the Fund and merged its investment operations on May 16, 2001. Prior to that date, the Fund operated as GHS Fund, a closed-end fund with similar investment objectives and policies. On May 16, 2001, GHS Fund was reorganized as an open-end fund through a transfer of all its assets and liabilities to the Fund. Shareholders of GHS Fund received Class A shares of the Fund for their shares of GHS Fund.

(2) Since commencement of operations on May 16, 2001 through August 31, 2002.

Average annual total return before taxes was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                       n
                               P(1 + T)  = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and sale of Fund shares is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:

After taxes on distributions:

                                      n
                              P(1 + T)  =ATV
                                            D

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions) n = number of years
            ATV  = ending value of a hypothetical $1,000 payment made at the
               D beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after

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

                   taxes on fund distributions but not after taxes on redemptions.

After taxes on distributions and redemption:

                                      n
                              P(1 + T)  =ATV
                                            DR

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions and redemption)
            n = number of years
            ATV   = ending value of a hypothetical $1,000 payment made at the
               DR beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions and redemptions.

The average annual total return performance figures will be determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between the Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for the Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the Health and Biotech Funds mutual fund grouping, in addition to the broad-based Lipper general fund groupings.

Sources for Fund performance information and articles about the Fund include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
ARIZONA REPUBLIC
BANXQUOTE
BARRON'S
BLOOMBERG NEWS
BOSTON GLOBE
BUSINESS WEEK

CNBC
CNN
CHICAGO SUN-TIMES
CHICAGO TRIBUNE
DENVER BUSINESS JOURNAL
DENVER POST
DOW JONES NEWS WIRE
FINANCIAL TIMES
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
LOS ANGELES TIMES
MONEY MAGAZINE
MORNINGSTAR
MUTUAL FUNDS MAGAZINE
NEW YORK TIMES
ROCKY MOUNTAIN NEWS
SMART MONEY
TIME
U.S. NEWS AND WORLD REPORT
USA TODAY
WASHINGTON POST
WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES

PROXY VOTING

The Board has expressly delegated to the Advisor the responsibility to vote proxies related to the securities held in the Fund's portfolio. Under this authority, the Advisor is required by the Board to act solely in the interests of shareholders of the Fund. Other clients of the Advisor who have delegated proxy voting authority to the Advisor similarly require that proxy votes be cast in the best interests of the client.

On behalf of the Fund and its other clients, the Advisor acquires and holds a company's securities in the portfolios it manages in the expectation that they will be a good investment and appreciate in value. As such, the Advisor votes proxies with a focus on the investment implications of each matter upon which a vote is solicited.

A copy of the description of the Fund's proxy voting policy and procedures as administered by the Advisor is available on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website, WWW.AIMINVESTMENTS.COM.

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

PROXY VOTING ADMINISTRATION

The Advisor's proxy review and voting process, which has been in place for many years, meets the Advisor's obligations to all of its clients, including the Fund.

To discharge its responsibilities to the Fund, the Advisor has established a Proxy Committee that establishes guidelines and generally oversees the proxy voting process. The Committee consists of the Advisor's General Counsel, its Chief Investment Officer, its Vice President of Investment Operations and the Advisor's Proxy Administrator. In addition to the Advisor's knowledge of its portfolio companies, the Committee relies upon independent research provided by third parties in fulfilling its responsibilities.

The Advisor, in turn, has engaged a third party, Institutional Shareholder Services ("ISS"), to act as its agent for the administrative and ministerial aspects of proxy voting of portfolio securities, as well as to provide independent research. ISS votes proxies for the Fund on routine matters in accordance with guidelines established by the Advisor and the Fund. These guidelines are reviewed periodically by the Proxy Committee and the Board; accordingly, they are subject to change. Although it occurs infrequently, the guidelines may be overridden by the Advisor in any particular vote, depending upon specific factual circumstances. ISS also serves as the proxy voting record keeper for the Advisor.

Issues that are not covered by the Advisor's proxy voting guidelines, or that are determined by the Advisor on a case-by-case basis, are referred to the Advisor's Chief Investment Officer, who has been granted the ultimate authority and responsibility by the Proxy Committee and the Board to decide how the proxies shall be voted on these issues. The Advisor's Chief Investment Officer, through the Proxy Administrator, is responsible for notifying ISS how to vote on these issues.

GUIDELINES AND POLICIES

      OVERVIEW

As part of its investment process, the Advisor examines the management of all portfolio companies. The ability and judgment of management is, in the Advisor's opinion, critical to the investment success of any portfolio company. The Advisor generally will not hold securities of companies whose management it questions, and accords substantial weight to management opinions. Not surprisingly, the Advisor casts most of its proxy votes, particularly on routine matters, in accordance with portfolio company management recommendations.

At the same time, when the Advisor believes that the position of the management of a portfolio company may not be in the best interests of shareholders, the Committee or an individual portfolio manager can vote against the management recommendation. In certain cases, the Advisor consistently will vote against management in furtherance of established guidelines on specific matters.

As a general rule, the Advisor votes against any proposals which would reduce the rights or options of shareholders, reduce shareholder influence over the Board and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. In addition, absent specific prior authorization from the Advisor's General Counsel, the Advisor does not:

     o Engage in conduct that involves an attempt to change or influence the control of a portfolio company.

     o  Announce its voting intentions and the reasons therefor.

     o Participate in a proxy solicitation or otherwise seek proxy-voting authority from any other portfolio company shareholder.

     o Act in concert with other portfolio company shareholders in connection with any proxy issue or other activity involving the control or management of a portfolio company.

Although the Advisor reserves the right to vote proxy issues on behalf of the Fund on a case-by-case basis if facts and circumstances so warrant, it will usually vote on issues in the manner described below.

      ROUTINE MATTERS

The Advisor generally votes in favor of ratification of accountants, changing corporate names and similar matters. It generally withholds voting authority on unspecified "other matters" that may be listed on a proxy card.

      BOARD OF TRUSTEES

The Advisor generally votes for management's slate of trustee nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner the Advisor believes is not in the best interests of shareholders.

The Advisor generally opposes attempts to classify boards of trustees to eliminate cumulative voting.

      COMPENSATION

The Advisor believes that it is important that a company's equity-based compensation plan is aligned with the interests of shareholders, including the Fund and its other clients. Many compensation plans are examined on a case-by-case basis by the Advisor, and the Advisor generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. The Advisor usually opposes proposals to reprice options because the underlying stock has fallen in value.

      ANTI-TAKEOVER AND SIMILAR CORPORATE GOVERNANCE ISSUES

The Advisor generally opposes poison pills, unequal voting rights plans, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions. The Advisor generally votes in favor of increases in authorized shares.

      SOCIAL ISSUES

The Advisor believes that it is management's responsibility to handle such issues, and generally votes with management on these types of issues, or abstains. The Advisor will oppose issues that it believes will be a detriment to the investment performance of a portfolio company.

      CONFLICTS OF INTEREST

Historically, the Advisor has not had situations in which the interests of its Fund shareholders or other clients are at variance with the Advisor's own interests. In routine matters, the Advisor votes proxies in accordance with established guidelines, and the opportunity for conflict simply does not arise.

In matters that the Advisor examines on a case-by-case basis, or where parties may seek to influence the Advisor's vote (for example, a merger proposal), or in any instance where the Advisor believes there may be an actual or perceived conflict of interest, the Advisor votes the proxy in what it believes to be in the best investment interests of its Fund shareholders and other clients. In such matters, the Advisor's Chief Investment Officer makes the decision, which is reviewed by the Advisor's General Counsel.

Matters in which the Advisor votes against its established guidelines, or matters in which the Advisor believes there may be an actual perceived conflict of interest, together with matters in which the Advisor votes against management recommendations, are reported to the Fund's Board on a quarterly basis, together with the reasons for such votes.

      CODE OF ETHICS

The Advisor and ADI permit investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires the Advisor's and ADI's personnel to conduct their personal investment activities in a manner that the Advisor and ADI believe is not detrimental to the Fund or the Advisor's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

      FINANCIAL STATEMENTS

The financial statements of the Fund for the fiscal year ended August 31, 2003 are incorporated herein by reference to the INVESCO Counselor Series Funds, Inc.'s Annual Report to Shareholders dated August 31, 2003 and the Semi-Annual Report to Shareholders dated February 28, 2003. Prior to November 25, 2003, the Fund was a series portfolio of a Maryland corporation named AIM Counselor Series Funds, Inc. (formerly, INVESCO Counselor Series Funds, Inc.).

                                  APPENDIX A

BOND RATINGS

      The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

INVESTMENT GRADE

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NON-INVESTMENT GRADE

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

INVESTMENT GRADE

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

NON-INVESTMENT GRADE

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                       STATEMENT OF ADDITIONAL INFORMATION

                           AIM COUNSELOR SERIES TRUST

                  INVESCO Multi-Sector Fund - Class A, B, and C


Address:                                      Mailing Address:

4350 South Monaco Street                      P.O. Box 173706
Denver, CO 80237-3706                         Denver, CO 80217-3706


                                   Telephone:

                           In continental U.S., call:

                                 1-800-347-4246

                                November 25, 2003
--------------------------------------------------------------------------------
A Prospectus for the Class A, B, and C shares of INVESCO Multi-Sector Fund dated November 25, 2003, provides the basic information you should know before investing in the Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Fund's Prospectus; in other words, this SAI is legally part of the Fund's Prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Prospectus. The financial statements for the Fund for the fiscal period ended August 31, 2003 are incorporated herein by reference to INVESCO Manager's Series Funds, Inc.'s 2003 Annual Report to Shareholders dated August 31, 2003. Prior to November 25, 2003, the Fund was the single series of a Maryland corporation named AIM Manager Series Funds, Inc. (formerly, INVESCO Manager Series Funds, Inc.).

You may obtain, without charge, the current Prospectus, SAI and semiannual report of the Fund by writing to AIM Investment Services, Inc. ("AIS"), P.O. 4739, Houston, Texas 77210-4739, or by calling 1-800-347-4246. The Prospectus is also available through the AIM website at aiminvestments.com.

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TABLE OF CONTENTS

The Trust......................................................................3

Investments, Policies, and Risks...............................................3

Investment Restrictions.......................................................27

Management of the Fund........................................................29

Other Service Providers.......................................................66

Brokerage Allocation and Other Practices......................................67

Shares of Beneficial Interest.................................................68

Tax Consequences of Owning Shares of the Fund.................................69

Performance...................................................................72

Proxy Voting..................................................................76

Code of Ethics................................................................78

Financial Statements..........................................................78

Appendix A....................................................................79

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THE TRUST

AIM Counselor Series Trust (the "Trust") was organized as a Delaware statutory trust on July 29, 2003. Pursuant to shareholder approval obtained at a shareholder meeting held on October 21, 2003, INVESCO Multi-Sector Fund, the single series portfolio of AIM Manager Series Funds, Inc., and each series portfolio of AIM Counselor Series Funds, Inc. was redomesticated as a new series of the Trust on November 25, 2003. INVESCO Manager Series Funds, Inc. was incorporated under the laws of Maryland on May 23, 2002 and on October 1, 2003, the Company's name was changed to AIM Manager Series Funds, Inc.

The Trust is an open-end, diversified, management investment company currently consisting of two portfolios of investments: INVESCO Multi-Sector Fund - Class A, B, and C shares and INVESCO Advantage Health Sciences Fund - Class A, B and C shares. INVESCO Advantage Health Sciences Fund has a separate SAI. Additional funds and classes may be offered in the future. This SAI only pertains to the Class A, B and C shares of INVESCO Multi-Sector Fund (the "Fund").

"Open-end" means that the Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of the Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Fund) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Fund are discussed in the Prospectus of the Fund. The Fund also may invest in the following securities and engage in the following practices.

ADRs AND EDRs -- American Depositary Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives the Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

European Depositary Receipts, or EDRs, are similar to ADRs, except that they are typically issued by European banks or trust companies.

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CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS --
The Fund may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the Trust's Board of Trustees ("Board"). Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Fund may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. The Fund's investment advisor ("Advisor"), will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which the Fund has invested.

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Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P")
ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's, BB or less by S&P at the time of purchase. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although the Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's at the time of purchase, the Fund's investments will generally be limited to debt securities rated B or higher by either S&P or Moody's. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, the Advisor will limit Fund investments to debt securities which the Advisor believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, the Advisor attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation.While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the

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corresponding S&P and Moody's ratings. For a specific description of S&P and
Moody's corporate bond rating categories, please refer to Appendix A.

The Fund may invest in zero coupon bonds, step-up bonds, mortgage-backed securities, and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. The Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by the Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Fund if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Fund's credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Fund may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Fund, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Fund seeks when it invests in stocks and similar instruments.

Instead, the Fund seeks to invest in stocks that will increase in market value and may be sold for more than the Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth

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compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Fund or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by the Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Fund also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United

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States, involve certain risks not associated with investments in U.S. companies.
Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for the Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by the Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, all of which are outside the control of the Fund. Generally, the Fund's foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The Advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investments or, in certain circumstances, for investment (E.G., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in the Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not

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eliminate the hedge by purchasing the security as anticipated, the effect on the
Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (E.G., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of the Fund."

In addition to the instruments and strategies described below, the advisor may use other similar or related techniques to the extent that they are consistent with the Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Fund's Prospectus or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectus.

SPECIAL RISKS. Financial Instruments and their use involve special considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of the Fund. If the advisor employs a Financial Instrument that correlates imperfectly with the Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that the Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Fund is authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of the Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and

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futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because the advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(5) As described below, the Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (I.E., Financial Instruments other than purchased options). If the Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the

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Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (E.G., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in the Fund's net asset value being more sensitive to changes in the value of the related investment. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make

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or take delivery of the underlying investment upon exercise of the option.
Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit from the transaction.

The Fund's ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If the Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, the Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time the Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by the Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When the Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of the Fund's fixed-income portfolio. If the advisor wishes to shorten the duration of the Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of the Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that the Fund enters into futures contracts, options on futures contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of the Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If the Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. The Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (E.G., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

The Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, the Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield, or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Fund may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends, or interest payments involved generally will not be possible because the value of such securities, dividends, or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change the Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

The Fund may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. The Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Fund's options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Fund is authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, E.G., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

HOLDRs -- Holding Company Depositary Receipts, or HOLDRs, are trust-issued receipts that represent the Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, the Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that the Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. The Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that the Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INITIAL PUBLIC OFFERINGS ("IPOs") -- The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund for as long as it has a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INTERFUND BORROWING AND LENDING PROGRAM -- Pursuant to an exemptive order issued by the SEC, dated December 21, 1999, the Fund may lend money to, and borrow money for temporary purposes, from other funds advised by the Advisor (as defined herein) or its affiliates. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called or not renewed. The Fund will only lend money when the interest rate on interfund loans is higher than the rate on overnight repurchase agreements and the yield on the institutional class of shares of an affiliated money market fund.

INVESTMENT COMPANY SECURITIES -- To manage its daily cash positions, the Fund may invest in securities issued by other investment companies, including investment companies advised by the Advisor and its affiliates (pursuant to an exemptive order dated June 9, 1999), that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Fund also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETF shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of the Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and the Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related, and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers, and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The advisor will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions, and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS, AND OTHER SECONDARY MARKET ISSUERS. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or

FNMA and their income streams more typically collateralize them.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing, or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

REAL ESTATE INVESTMENT TRUSTS - To the extent consistent with its investment objectives and policies, the Fund may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Fund. By investing in REITs indirectly through the Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements ("REPOs") on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Fund may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Advisor. the Advisor must use these standards to review the creditworthiness of any financial institution that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. The Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Fund uses REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- The Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable the Fund to sell a Rule 144A investment when appropriate. For this reason, the Board has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to the Fund's limitations on investment in restricted securities. The Board has given the Advisor the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the Board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by the Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- The Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Board. The Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. The Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. The Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

The Advisor provides the following services in connection with the securities lending activities of the Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with the Advisor's instructions and with procedures adopted by the Board; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the Board with respect to securities lending activities; (e) responds to Agent inquiries; and
(f) performs such other duties as necessary.

The Fund relies on an exemptive order from the SEC allowing it to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have the Advisor or an affiliate of the Advisor as an investment advisor.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Fund may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

UNSEASONED ISSUERS -- The Fund may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- The Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. The Fund will invest in securities of such instrumentalities only when the Advisor is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

WHEN-ISSUED/DELAYED DELIVERY -- The Fund normally buys and sells securities on an ordinary settlement basis. That means that the buy or sell order is sent, and the Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Fund also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by the Fund and payment and delivery take place at an agreed-upon time in the future. The Fund may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When the Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect the Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As provided in 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security. The Fund may not:

     1. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     2. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     3. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     4. issue senior securities, except as permitted under the 1940 Act;

     5. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     6. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

     7. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     8. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by the Advisor or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

     9. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

In addition, the Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by the Advisor or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (3)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR AND SUB-ADVISOR

A I M Advisors, Inc. ("AIM") is the investment advisor for the Fund, and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") is the sub-advisor. Prior to November 25, 2003, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor. INVESCO Institutional is an affiliate of INVESCO. INVESCO and AIM are referred to herein, as appropriate, as the "Advisor."

AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios, encompassing a broad range of investment objectives. AIM is a direct wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976.

INVESCO Institutional, located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, is responsible for the Fund's day-to-day management, including the Fund's investment decisions and the execution of securities transactions with respect to the Fund. INVESCO Institutional is an affiliate of INVESCO.

AIM, INVESCO and INVESCO Institutional are each an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $345.2 billion in assets under management as of September 30, 2003.

AMVESCAP PLC's North American subsidiaries include:

     AMVESCAP Retirement, Inc. ("ARI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, and institutional plan providers.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) ("ANTC"), a wholly-owned subsidiary of ARI, maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

     INVESCO Institutional, Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO Institutional includes the following Groups and
     Divisions:

     INVESCO Capital Management Group, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

     INVESCO National Asset Management Division, Atlanta, Georgia, provides investment advisory services to employee pension and profit sharing plans, endowments and foundations, public plans, unions (Taft-Hartley), mutual funds and individuals.

     INVESCO Fixed Income/Stable Value Division, Louisville, Kentucky, provides customized low volatility fixed income solutions to 401(k), 457, and other tax qualified retirement plans.

     INVESCO Financial Institutions Group, Atlanta, Georgia, provides investment management services through separately managed account programs offered by brokerage firms.

     INVESCO Structured Products Group, New York, New York, is responsible for tactical asset allocation and managed futures products, and quantitative stock selection products. This group develops forecasting models for domestic stock and bond markets and manages money for clients in products based on these forecasting models.

     INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services to discretionary and non-discretionary accounts with respect to investments in real estate, mortgages, private real estate partnership interests, REITs, and publicly traded stocks of companies deriving substantial revenues from real estate industry activities.

     INVESCO Multiple Asset Strategies Group, Atlanta, Georgia, maintains a complex set of fundamentally based quantitative models used as a primary basis for asset allocation decisions. The group's main product is global asset allocation.

A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square, London, EC2A 1AG, England.

INVESTMENT ADVISORY AGREEMENT

AIM is responsible for supervising all aspects of the Fund's operations and providing investment advisory services to the Fund. AIM will obtain and evaluate economic, statistical and financial information to formulate and implement investment programs for the Fund. The advisory agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to the Fund. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor to the Fund are not exclusive and AIM and the sub-advisor are free to render investment advisory services to others, including other investment companies.

Under the advisory agreement, AIM is also responsible for furnishing to the Fund, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Fund, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

The advisory agreement provides that the Fund will pay or cause to be paid all ordinary business expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, accounting, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders.

AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

As full compensation for its advisory services to the Fund, AIM receives a monthly fee from the Fund. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class. The fee is calculated at the annual rate of 0.75% of the Fund's average net assets.

AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions may not be terminated or amended to the Fund's detriment during the period stated in the advisory agreement between AIM and the Fund. AIM has agreed to assume all voluntary and contractual fee waiver and reimbursement arrangements discussed below in the section entitled "Advisory Fees Paid to INVESCO" and in the Fund's Prospectus.

AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide for the Fund when participating in a securities lending program, the Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

BOARD APPROVAL OF ADVISORY AGREEMENT

At the request of AIM, the Board discussed the approval of the advisory agreement at an in-person meeting held on August 12-13, 2003. The trustees who are not affiliated with the Advisor (the "Independent Trustees") also discussed the approval of the advisory agreement with independent counsel prior to that meeting. In evaluating the advisory agreement, the Board requested and received information from AIM to assist in its deliberations.

The Board considered the following factors in determining reasonableness and fairness of the proposed changes between the then-current advisory agreement with INVESCO and the advisory agreement with AIM:

     o THE QUALIFICATIONS OF AIM TO PROVIDE INVESTMENT ADVISORY SERVICES. The Board reviewed the credentials and experience of the officers and employees of AIM who would provide investment advisory services to the Fund, and noted that the persons providing portfolio management services to the Fund would not change.

     o THE RANGE OF ADVISORY SERVICES PROVIDED BY AIM. The Board reviewed the services to be provided by AIM under the advisory agreement, and noted that no material changes in the level or type of services provided under the then-current advisory agreement with INVESCO would occur other than the provision by AIM of certain administrative services if the Fund engages in securities lending.

     o QUALIFICATIONS OF AIM TO PROVIDE A RANGE OF MANAGEMENT AND ADMINISTRATIVE SERVICES. The Board reviewed the general nature of the non-investment advisory services performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the Board also considered the organizational structure employed by AIM and its affiliates to provide those services. The Board reviewed the proposed elimination from the advisory agreement of the provision of administrative services to the Fund. The Board also reviewed the form of Master Administrative Services Agreement, noted that the overall services to be provided under the then-existing arrangements and under the Master Administrative Services Agreements are the same, and concluded that the overall accounting and administrative services to be provided by AIM would not change under the combination of the advisory agreement and the Master Administrative Services Agreement.

     o THE PERFORMANCE RECORD OF THE FUND. The Board reviewed the Fund's performance record and determined that AIM has developed the expertise and resources for managing funds with an investment objective and strategies similar to those of the Fund and is able, therefore, to provide advisory and administrative services to your Fund.

     o ADVISORY FEES AND EXPENSES. The Board examined the expense ratio and the level of advisory fees for the Fund under the then-current advisory agreement and compared them with the advisory fees expected to be incurred under the advisory agreement. The Board concluded that the Fund's projected expense ratio and advisory fees under the new advisory agreement were fair and reasonable in comparison with those of other similar funds (including similar funds advised by AIM) and in light of the investment management services to be provided by AIM under the advisory agreement. The advisory fees that are being proposed under the advisory agreement are the same as the advisory fees paid to INVESCO under the then-current advisory agreement, other than the removal of the reimbursement obligation related to services provided to both the Fund and AIM by officers and trustees which is not currently applicable, and the provisions that permit AIM's receipt of fees for providing administrative services in connection with securities lending activities. Such fees would be paid only to the extent that your Fund engages in securities lending. The Board noted that AIM intends to waive its right to receive any fees under the new advisory agreement for the administrative services it provides in connection with securities lending activities. The Board also noted that AIM has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees.

     o THE PROFITABILITY OF AIM. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that, except as described above, no changes to the advisory fees were being proposed, other than to permit AIM's receipt of fees for providing services in connection with securities lending, and further noted that

        AIM intends to waive its right to receive any such fees and has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees. The Board also noted that, in accordance with an exemptive order issued by the SEC, before the Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually and determine that it is in the best interests of the shareholders of the Fund to invest in AIM-advised money market funds any cash collateral the Fund receives as security for the borrower's obligation to return the loaned securities. If the Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds. The Board noted that the cash collateral relates to assets of the Fund that have already been invested, and the investment of the cash collateral is intended to benefit the Fund by providing it with additional income. The Board also noted that an investment of the cash collateral in an AIM-advised money market fund would have a positive effect on the profitability of AIM.

     o THE TERMS OF THE ADVISORY AGREEMENT. The Board reviewed the terms of the advisory agreement, including changes being made to clarify or expand non-exclusivity, delegation and liability provisions, to separate administrative services from advisory services and to have AIM assist the Fund if it engages in securities lending. The Board determined that these changes reflect the current environment in which the Fund operates, and that AIM should have the flexibility to operate in that environment.

After considering the above factors, the Board concluded that it is in the best interests of the Fund and its shareholders to approve the advisory agreement between the Trust and AIM for the Fund. In so doing, they were advised by independent counsel, retained by the Independent Trustees and paid for by Trust, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

The advisory agreement will expire, unless renewed, on or before June 30, 2005.

ADVISORY FEES PAID TO INVESCO

Prior to November 25, 2003, INVESCO served as investment advisor to the Fund. During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Trust and the Advisor. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

                                    ADVISORY      TOTAL EXPENSE    TOTAL EXPENSE
                                    FEE DOLLARS   REIMBURSEMENTS    LIMITATIONS
                                    -----------   --------------   ------------
CLASS A
-------
Period Ended August 31, 2003(1)     $ 99,447      $       0        2.10%(2)

CLASS B
Period Ended August 31, 2003(1)     $ 34,956      $   4,312        2.10%(2)

CLASS C
Period Ended August 31, 2003(1)     $ 34,711      $   3,516        2.10%(2)


(1) From September 4, 2002, inception of Fund, through August 31, 2003.
(2) Effective September 4, 2002.

SUB-ADVISORY AGREEMENT

INVESCO Institutional provides investment sub-advisory services to the Fund under a Master Sub-Advisory Contract with AIM.

INVESCO Institutional is registered as an investment advisor under the Advisers Act. Under the Master Sub-Advisory Contract, the Fund is supervised by investment managers who utilize INVESCO Institutional's facilities for investment research and analysis, review of current economic conditions and trends, and consideration of long-range investment policy matters.

For the services rendered by INVESCO Institutional under the Master Sub-Advisory Contract, AIM pays INVESCO Institutional a fee which is computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.40% of AIM's compensation of the sub-advised assets per year, for the Fund.

BOARD APPROVAL OF SUB-ADVISORY AGREEMENT

At the request of AIM and INVESCO Institutional, the Board discussed the approval of the sub-advisory agreement at an in-person meeting held on August 12-13, 2003. The Independent Trustees also discussed the approval of the sub-advisory agreement with independent counsel prior to that meeting. In evaluating the sub-advisory agreement, the Board requested and received information from AIM and INVESCO Institutional to assist in its deliberations.

The Board considered the following factors in determining the reasonableness and fairness of the new sub-advisory agreement between AIM and INVESCO Institutional for the Fund:

     o THE RANGE OF SUB-ADVISORY SERVICES PROVIDED BY INVESCO INSTITUTIONAL. The Board reviewed the services to be provided by INVESCO Institutional under the sub-advisory agreement, and noted that, if the sub-advisory agreement is approved by shareholders, the level and type of investment advisory services under the sub-advisory agreement would be comparable to those provided by INVESCO under Trust's then-current advisory agreement with INVESCO.

     o THE FEES PAYABLE TO INVESCO INSTITUTIONAL FOR ITS SERVICES. The Board noted that if the sub-advisory agreement is approved, INVESCO Instit1utional would receive compensation based on that portion of the assets of the Fund that it manages (the sub-advised assets). In addition, the fees paid would be a percentage of the advisory fees that AIM receives on the sub-advised assets. The Board noted that these fees had been agreed to by AIM and INVESCO Institutional, as well as by AMVESCAP, the indirect parent of AIM and INVESCO Institutional. The Board also noted that the proposed changes to the compensation to INVESCO Institutional would have no effect on the Fund, since the fees are payable by AIM.

     o THE PERFORMANCE RECORD OF YOUR FUND. The Board reviewed the performance record of your Fund and noted that the same portfolio management team would be providing investment advisory services to the Fund under the sub-advisory agreement. The Board determined that such portfolio management team had provided satisfactory services with respect to the Fund, after considering performance information that it received during the past year from INVESCO.

     o THE PROFITABILITY OF INVESCO INSTITUTIONAL. The Board considered information concerning the profitability of INVESCO Institutional's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that INVESCO Institutional would receive an annual fee equal to a percentage of AIM's compensation on the sub-advised assets. The Board noted that the sub-advisory fees are less than the advisory fees received by INVESCO under the then-current advisory agreement, but that INVESCO Institutional assured the Board that such reduction would not affect the nature or quality of the services provided by it to the Fund.

     o THE TERMS OF THE SUB-ADVISORY AGREEMENT. The Board reviewed the terms of the sub-advisory agreement, including the changes discussed above. The Board determined that these changes reflect the current environment in which the Fund operates, and that INVESCO Institutional should have the flexibility to operate in that environment.

After considering the above factors, the Board concluded that it is in the best interests of the Fund and its shareholders to approve the sub-advisory agreement between AIM and INVESCO Institutional for the Fund. In so doing, they were advised by independent counsel, retained by the Independent Trustees and paid for by Trust, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

The sub-advisory agreement will expire, unless renewed, on or before June 30, 2005.

ADMINISTRATIVE SERVICES AGREEMENT

Pursuant to an Administrative Services Agreement, AIM may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the Independent Trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board.

Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

TRANSFER AGENCY AGREEMENT

AIM Investment Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Trust's transfer agent, dividend disbursing agent, and registrar service for the Fund pursuant to a Transfer Agency Agreement dated November 20, 2003 with the Trust.

The Transfer Agency Agreement provides that the Fund pays INVESCO an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in the Fund at any time during each month.

ADMINISTRATIVE SERVICES AND TRANSFER AGENCY FEES PAID TO INVESCO

Prior to November 25, 2003 and November 20, 2003, respectively, INVESCO served as administrator and transfer agent to the Fund.

During the periods outlined in the table below, the Fund paid the following fees to INVESCO (if applicable, prior to the voluntary absorption of certain Fund expenses by INVESCO). The fees are allocated daily to each class based on the relative proportion of net assets represented by such class. The Advisor is entitled to reimbursement by the Fund if such reimbursement does not cause the Fund to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

                                    ADVISORY       ADMINISTRATIVE  TRANSFER
                                    FEE DOLLARS    SERVICES FEE    AGENCY FEES
                                    -----------    ------------    -----------
CLASS A
-------
Period Ended August 31, 20031       $ 99,447       $ 11,756        $ 25,603

CLASS B
-------
Period Ended August 31, 20031       $ 34,956        $ 4,256        $ 7,331

CLASS C
-------
Period Ended August 31, 20031       $ 34,711        $ 4,052        $ 7,956

(1) From September 4, 2002, inception of Fund, through August 31, 2003.

TRUSTEES AND OFFICERS OF THE TRUST

The overall direction and supervision of the Trust comes from the Board. The Board is responsible for making sure that the Fund's general investment policies and programs are carried out and that the Fund is properly administered.

The officers of the Trust, all of whom are officers and employees of AIM or INVESCO, are responsible for the day-to-day administration of the Trust and the Fund. The officers of the Trust receive no direct compensation from the Trust or the Fund for their services as officers. The Advisor has the primary responsibility for making investment decisions on behalf of the Fund. These investment decisions are reviewed by the investment committee of the Advisor.

The tables below provide information about each of the Trust's trustees and officers. The first table provides information for the Independent Trustees, and the second table provides information for the trustees who are "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act ("Interested Trustees"). For the Interested Trustees, information about their principal occupations and other directorships reflects their affiliations with the Advisor and its affiliated companies.


Independent Trustees

Name, Address, and          Position(s) Held         Principal Occupation(s)           Number of Funds Other Directorships
Birth                       With Trust, Term of      During Past Five Years(2)         in Fund Complex Held by Trustee
                            Office(1) and Length                                       Overseen by
                            of Time Served(2)                                          Trustee

Bob R. Baker - 1936         Trustee                  Consultant (2000-present).        95              Director/Trustee
37 Castle Pines Dr. N.                               Formerly, President and Chief                     of 15 of the 17
Castle Rock, Colorado                                Executive Officer (1988-2000)                     AIM Funds and
80104                                                of AMC Cancer Research Center,                    the 10 INVESCO
                                                     Denver, Colorado; formerly,                       Funds
                                                     Chairman of the Board and Chief
                                                     Executive Officer of First
                                                     Columbia Financial Corporation

Name, Address, and          Position(s) Held         Principal Occupation(s)           Number of Funds Other Directorships
Birth                       With Trust, Term of      During Past Five Years(2)         in Fund Complex Held by Trustee
                            Office(1) and Length                                       Overseen by
                            of Time Served(2)                                          Trustee

James T. Bunch - 1942       Trustee                  Co-President and Founder of       95              Director/Trustee
3600 Republic Plaza         (2000-present)           Green, Manning & Bunch Ltd.,                      of 15 of the 17
370 Seventeenth Street                               Denver, Colorado (1988-present)                   AIM Funds and
Denver, Colorado 80202                               (investment banking firm);                        the 10 INVESCO
                                                     Director, Policy Studies, Inc.                    Funds
                                                     and Van Guilder Insurance
                                                     Corporation; formerly, General
                                                     Counsel and Director of
                                                     Boettcher & Co., Denver,
                                                     Colorado; and formerly,
                                                     Chairman and Managing Partner,
                                                     law firm of Davis, Graham &
                                                     Stubbs, Denver, Colorado

Gerald J. Lewis - 1933      Trustee                  Chairman of Lawsuit Resolution    95              General Chemical Group,
701 "B" Street              (2000-present)           Services, San Diego, California                   Inc., Hampdon, New Hampshire
Suite 2100                                           (1987-present). Formerly,                         (1996-present). Wheelabrator
San Diego, California                                Associate Justice of the                          Technologies, Inc. (waste
92101                                                California Court of Appeals                       management company), Fisher
                                                                                                       Scientific, Inc., Henley
                                                                                                       Manufacturing, Inc.
                                                                                                       (laboratory supplies), and
                                                                                                       California Coastal
                                                                                                       Properties, Inc.;
                                                                                                       Director/Trustee of 15 of
                                                                                                       the 17 AIM Funds and the 10
                                                                                                       INVESCO Funds

Name, Address, and          Position(s) Held         Principal Occupation(s)           Number of Funds Other Directorships
Birth                       With Trust, Term of      During Past Five Years(2)         in Fund Complex Held by Trustee
                            Office(1) and Length                                       Overseen by
                            of Time Served(2)                                          Trustee


Larry Soll, Ph.D. - 1942    Trustee                  Retired.                          95              Director of Synergen since
2358 Sunshine Canyon Drive                                                                             incorporation in 1982;
Boulder, Colorado 80302                                                                                Director of Isis
                                                                                                       Pharmaceuticals, Inc.;
                                                                                                       Director/Trustee of 15 of
                                                                                                       the 17 AIM Funds and the 10
                                                                                                       INVESCO Funds

Frank S. Bayley - 1939      Trustee(3)               Of Counsel, law                   103             Badgley Fund, Inc.
11 Greenway Plaza                                    firm of Baker &                                   (registeredcompany);
Suite 100                                            McKenzie                                          investment Director/ Trustee
Houston, Texas 77046                                                                                   of the 17 AIM Funds and the
                                                                                                       10 INVESCO Funds

Bruce L. Crockett - 1944    Trustee(3)               Chairman, Crockett                103             ACE Limited (insurance
11 Greenway Plaza                                    Technology                                        company); and Captaris, Inc.
Suite 100                                            Associates                                        (unified messaging
Houston, Texas 770466                                (technology consulting                            provider); Director/ Trustee
                                                     company)                                          of the 17 AIM Funds and the
                                                                                                       10 INVESCO Funds


Albert R. Dowden - 1941     Trustee(3)                Director of a number of public   103             Cortland Trust, Inc.
11 Greenway Plaza                                     and private business                             (Chairman) (registered
Suite 100                                             corporations, including the                      investment company); Annuity
Houston, Texas 77046                                  Boss Group, Ltd. (private                        and Life Re (Holdings) Ltd.
                                                      investment and management) and                   (insurance company);
                                                      Magellan Insurance Company;                      Director/Trustee of the 17
                                                      formerly, President Chief                        AIM Funds and the 10 INVESCO
                                                      Executive Officer and Director,                  Funds
                                                      Volvo Group North America,
                                                      Inc.; Senior Vice President, AB
                                                      Volvo; and director of various
                                                      affiliated Volvo companies

Name, Address, and          Position(s) Held         Principal Occupation(s)           Number of Funds Other Directorships
Birth                       With Trust, Term of      During Past Five Years(2)         in Fund Complex Held by Trustee
                            Office(1) and Length                                       Overseen by
                            of Time Served(2)                                          Trustee

Edward K. Dunn, Jr. -       Trustee(3)               Formerly, Chairman, Mercantile    103             Director/Trustee of the 17
1935                                                 Mortgage Corp.; President and                     AIM Funds and the 10 INVESCO
11 Greenway Plaza                                    Chief Operating Officer,                          Funds
Suite 100                                            Mercantile-Safe Deposit & Trust
Houston, Texas 77046                                 Co.; and President, Mercantile
                                                     Bankshares Corp.

Jack M. Fields - 1952       Trustee(3)               Chief Executive Officer, Twenty   103             Administaff;
11 Greenway Plaza                                    First Century Group, Inc.                         Director/Trustee of the 17
Suite 100                                            (government affairs company)                      AIM Funds and the 10 INVESCO
Houston, Texas 77046                                 and Texana Timber LP                              Funds


Carl Frischling - 1937      Trustee(3)               Partner, law firm of Kramer       103             Cortland Trust, Inc.
11 Greenway Plaza                                    Levin Nftalis and Frankel LLP                     (registered investment
Suite 100                                                                                              company); Director/ Trustee
Houston, Texas 77046                                                                                   of the 17 AIM Funds and the
                                                                                                       10 INVESCO Funds

Prema Mathai-Davis - 1950   Trustee(3)               Formerly, Chief                   103             Director/Trustee of the 17
11 Greenway Plaza                                    Executive Officer,                                AIM Funds and the 10 INVESCO
Suite 100                                            YWCA of the USA                                   Funds
Houston, Texas 77046

Lewis F. Pennock - 1942     Trustee(3)               Partner, law firm of Pennock &    103             Director/Trustee of the 17
11 Greenway Plaza                                    Cooper                                            AIM Funds and the 10 INVESCO
Suite 100                                                                                              Funds
Houston, Texas 77046

Name, Address, and          Position(s) Held         Principal Occupation(s)           Number of Funds Other Directorships
Birth                       With Trust, Term of      During Past Five Years(2)         in Fund Complex Held by Trustee
                            Office(1) and Length                                       Overseen by
                            of Time Served(2)                                          Trustee

Ruth H. Quigley - 1935      Trustee(3)               Retired                           103             Director/Trustee of the 17
11 Greenway Plaza                                                                                      AIM Funds and the 10 INVESCO
Suite 100                                                                                              Funds
Houston, Texas 77046

                                                                                                       Director/Trustee of the 17
Louis S. Sklar - 1939       Trustee(3)               Executive Vice President, Hines   103             AIM Funds and the 10 INVESCO
11 Greenway Plaza                                    (real estate development                          Funds
Suite 100                                            company)
Houston, Texas 77046

Interested Trustees and Officers

Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

Name, Address, and          Position(s) Held         Principal Occupation(s)           Number of Funds Other Directorships
Birth                       With Trust, Term of      During Past Five Years(2)         in Fund Complex Held by Trustee
                            Office(1) and Length                                       Overseen by
                            of Time Served(2)                                          Trustee

Robert H. Graham - 1946     Trustee,                 Director and Chairman, A I M      103             Director/Trustee of the 17
11 Greenway Plaza           Chairman and             Management Group Inc.                             AIM Funds and the 10 INVESCO
Suite 100                   President(3)             (financial services holding                       Funds
Houston, Texas 77046                                 company); Director and Vice
                                                     Chairman, AMVESCAP PLC and
                                                     Chairman of AMVESCAP PLC - AIM
                                                     Division (parent of AIM and a
                                                     global investment management
                                                     firm); formerly, President and
                                                     Chief Executive Officer, A I M
                                                     Management Group Inc.;
                                                     Director, Chairman, and
                                                     President, A I M Advisors, Inc.
                                                     (registered investment
                                                     advisor); Director and
                                                     Chairman, A I M Capital
                                                     Management, Inc. (registered
                                                     investment advisor), A I M

Name, Address, and          Position(s) Held         Principal Occupation(s)           Number of Funds Other Directorships
Birth                       With Trust, Term of      During Past Five Years(2)         in Fund Complex Held by Trustee
                            Office(1) and Length                                       Overseen by
                            of Time Served(2)                                          Trustee



                                                     Distributors, Inc. (registered
                                                     broker dealer); AIM Investment
                                                     Services, Inc. (registered
                                                     transfer agent), and Fund
                                                     Management Company (registered
                                                     broker dealer); and Chief
                                                     Executive Officer of AMVESCAP
                                                     PLC - Managed Products

Mark H. Williamson - 1951   Trustee and              Director, President and Chief     116             Director/Trustee
4350 South Monaco Street    Executive Vice           Executive Officer, A I M                          of the 17 AIM
Denver, Colorado 80237      President                Management Group, Inc.                            Funds and the 10
                            (since 2003)             (financial services holding                       INVESCO Funds
                                                     company); Director, Chairman
                                                     and President, A I M Advisors,
                                                     Inc. (registered investment
                                                     advisor); Director, A I M
                                                     Capital Management, Inc.
                                                     (registered investment advisor)
                                                     and A I M Distributors, Inc.
                                                     (registered broker dealer);
                                                     Director and Chairman, AIM
                                                     Investment Services, Inc.
                                                     (registered transfer agent);
                                                     and Fund Management Company
                                                     (registered broker dealer); and
                                                     Chief Executive Officer
                                                     AMVESCAP PLC - AIM Division
                                                     (parent of AIM and a global
                                                     investment management firm);

Name, Address, and          Position(s) Held         Principal Occupation(s)           Number of Funds Other Directorships
Birth                       With Trust, Term of      During Past Five Years(2)         in Fund Complex Held by Trustee
                            Office(1) and Length                                       Overseen by
                            of Time Served(2)                                          Trustee

                                                     formerly, Director, Chairman,
                                                     President and Chief Executive
                                                     Officer, INVESCO Funds Group,
                                                     Inc. and INVESCO
                                                     Distributors, Inc.; Chief
                                                     Executive Officer, AMVESCAP PLC
                                                     Managed Products; Chairman and
                                                     Chief Executive Officer of
                                                     NationsBanc Advisors, Inc.; and
                                                     Chairman of NationsBanc
                                                     Investments, Inc.


Raymond R. Cunningham - 1951 Executive Vice          President (2001- present),        N/A             N/A
4350 South Monaco Street     President (since        Chief Executive Officer
Denver, Colorado 80237       (November 5, 2003)      (2003-present) INVESCO Funds
                                                     Group, Inc.; Chairman of the
                                                     Board (2003-present), President
                                                     (2003-present) and Chief
                                                     Executive Officer
                                                     (2003-present) of INVESCO
                                                     Distributors, Inc.; Senior Vice
                                                     President and Chief Operating
                                                     Officer, A I M Management
                                                     Group, Inc.; Senior Vice
                                                     President, A I M Advisors, Inc.
                                                     and A I M Distributors, Inc.;
                                                     Formerly, President (2003),
                                                     Chief Executive Officer (2003)
                                                     and Director (2001-2003) and
                                                     Vice President (2001-2002) of 9
                                                     INVESCO funds; formerly, Chief
                                                     Operating Officer (2001-2003)
                                                     and Senior Vice President

Name, Address, and          Position(s) Held         Principal Occupation(s)           Number of Funds Other Directorships
Birth                       With Trust, Term of      During Past Five Years(2)         in Fund Complex Held by Trustee
                            Office(1) and Length                                       Overseen by
                            of Time Served(2)                                          Trustee

                                                     (1999-2002) of INVESCO Funds
                                                     Group, Inc. and INVESCO
                                                     Distributors, Inc.; and
                                                     formerly, Senior Vice President
                                                     of GT Global - North America
                                                     (1992-1998)

Kevin M. Carome - 1956      Senior Vice              Director, Senior Vice             N/A             N/A
11 Greenway Plaza           President and            President, Secretary and
Suite 100                   Secretary                General Counsel, A I M
Houston, Texas 77046        (since November 5, 2003) Management Group Inc.
                                                     (financial services holding
                                                     company) and A I M Advisors,
                                                     Inc.; and Vice President, A I M
                                                     Capital Management, Inc., A I M
                                                     Distributors, Inc. and AIM
                                                     Investment Services, Inc.;
                                                     Director, Vice President and
                                                     General Counsel, Fund
                                                     Management Company; formerly,
                                                     Senior Vice President and
                                                     General counsel, Liberty
                                                     Financial Companies, Inc.; and
                                                     Senior Vice President and
                                                     General Counsel, Liberty Funds
                                                     Group LLC

Ronald L. Grooms -          Vice President           Senior Vice President and         N/A             N/A
1946                        and Assistant            Treasurer of INVESCO Funds
4350 South Monaco           Treasurer                Group, Inc.; and Senior Vice
Street                      (since November 5, 2003) President and Treasurer of
Denver, Colorado 80237                               INVESCO Distributors, Inc.
                                                     Formerly, Treasurer and
                                                     Principal Financial and
                                                     Accounting Officer of INVESCO
                                                     Global Health Sciences Fund

Name, Address, and          Position(s) Held         Principal Occupation(s)           Number of Funds Other Directorships
Birth                       With Trust, Term of      During Past Five Years(2)         in Fund Complex Held by Trustee
                            Office(1) and Length                                       Overseen by
                            of Time Served(2)                                          Trustee

Gary T. Crum - 1947         Senior Vice              Director, Chairman and Director   N/A             N/A
11 Greenway Plaza           President                of Investments, A I M Capital
Suite 100                   (since November 5, 2003) Management, Inc.; Director and
Houston, Texas 77046                                 Executive Vice President, A I M
                                                     Management Group Inc.; Director
                                                     and Senior Vice President, A I
                                                     M Advisors, Inc.; and Director,
                                                     A I M Distributors, Inc. and
                                                     AMVESCAP PLC; formerly, Chief
                                                     Executive Officer and
                                                     President, A I M Capital
                                                     Management, Inc.

Dana R. Sutton - 1959       Vice President           Vice President                    N/A             N/A
11 Greenway Plaza           and Treasurer            and Fund
Suite 100                   (since November 5, 2003) Treasurer, A I M
Houston, Texas 77046                                 Advisors, Inc.

Stuart W. Coco - 1955       Vice President            Managing Director and Chief      N/A             N/A
11 Greenway Plaza           (since November 5, 2003)  Research Officer - Fixed
Suite 100                                             Income, A I M Capital
Houston, Texas 77046                                  Management, Inc.; and Vice
                                                      President, A I M Advisors, Inc.

Melville B. Cox - 1943      Vice President           Vice President and Chief          N/A             N/A
11 Greenway Plaza           (since November 5, 2003) Compliance Officer, A I M
Suite 100                                            Advisors, Inc. and A I M
Houston, Texas 77046                                 Capital Management, Inc.; and
                                                     Vice President, AIM Investment
                                                     Services, Inc.

Edgar M. Larsen - 1940      Vice President           Vice President, A I M Advisors,   N/A             N/A
11 Greenway Plaza           (since November 5, 2003) Inc.; and President, Chief
Suite 100                                            Executive Officer and Chief
Houston, Texas 77046                                 Investment Officer, A I M
                                                     Capital Management, Inc.

Name, Address, and          Position(s) Held         Principal Occupation(s)           Number of Funds Other Directorships
Birth                       With Trust, Term of      During Past Five Years(2)         in Fund Complex Held by Trustee
                            Office(1) and Length                                       Overseen by
                            of Time Served(2)                                          Trustee


Karen Dunn Kelley - 1960    Vice President           Managing Director and Chief       N/A             N/A
11 Greenway Plaza           (since November 5, 2002) Cash Management Officer, A I M
Suite 100                                            Capital Management, Inc.;
Houston, Texas 77046                                 Director and President, Fund
                                                     Management Company; and Vice
                                                     President, A I M Advisors, Inc.

(1) Each trustee shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the Board after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the Board in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Trust's bylaws.

(2) Except as otherwise indicated, each individual has held the position(s) shown with the Trust or Company, as applicable, for at least the last five years.

(3) Elected as a director of the Company on October 21, 2003.

BOARD OF TRUSTEES STANDING COMMITTEES

The standing committees of the Board are the Audit Committee, the Investments Committee, the Governance Committee and the Valuation Committee.

The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of the Fund; (iii) monitoring the process and the resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and
(iv) pre-approving permissible non-audit services that are provided to the Fund by its independent auditors.

The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Pennock and Sklar (Chair), Carl Frischling, Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

The members of the Governance Committee are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees; (ii) nominating persons who are not interested persons of the Fund for selection as members of each committee of the Board, including without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee;
(iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Fund.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust's bylaws require that any shareholder of the Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

The following table provides information regarding the dollar range of equity securities beneficially owned by each trustee in the Fund and in the investment companies in the family of funds comprising the AIM Funds and the INVESCO Funds that are overseen by the trustee, as a whole, as of December 31, 2002:


-------------------------------------------------------------------------------------------
Trustee                   Dollar Range of Equity             Aggregate Dollar Range of
                          Securities Owned in The Fund(1)    Equity Securities in All
                                                             Registered Investment
                                                             Companies Overseen by the
                                                             trustee in the AIM Funds and
                                                             the INVESCO Funds(1)

-------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------
Bob R. Baker              $1 - $10,000                       Over $100,000
-------------------------------------------------------------------------------------------
James T. Bunch            $1 - $10,000                       $50,001-$100,000
-------------------------------------------------------------------------------------------
Gerald J. Lewis           $1 - $10,000                       $50,001-$100,000
-------------------------------------------------------------------------------------------
Larry Soll                $1 - $10,000                       Over $100,000
-------------------------------------------------------------------------------------------
Frank S. Bayley           None                               $10,001-$50,000
-------------------------------------------------------------------------------------------
Bruce L. Crockett         None                               $1-$10,000
-------------------------------------------------------------------------------------------
Albert R. Dowden          None                               $50,001-$100,000
-------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.       None                               Over $100,000
-------------------------------------------------------------------------------------------
Jack M. Fields            None                               Over $100,000
-------------------------------------------------------------------------------------------
Carl Frischling           None                               Over $100,000
-------------------------------------------------------------------------------------------
Prema Mathai-Davis        None                               Over $100,000
-------------------------------------------------------------------------------------------
Lewis F. Pennock          None                               $50,001-$100,000
-------------------------------------------------------------------------------------------
Ruth H. Quigley           None                               $1-$10,000
-------------------------------------------------------------------------------------------
Louis S. Sklar            None                               Over $100,000
-------------------------------------------------------------------------------------------

INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------
Robert H. Graham          None                               Over $100,000
-------------------------------------------------------------------------------------------
Mark H. Williamson        None                               Over $100,000
-------------------------------------------------------------------------------------------

The following table shows the compensation paid by the Company to its independent directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the then current independent directors' retirement plan; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year period August 31, 2003.

In addition, the table sets forth the total compensation paid by all of the funds in the AIM Funds and the INVESCO Funds complex to these directors and to the current trustees of the Trust for services rendered in their capacities as directors/trustees during the year ended December 31, 2002.


-------------------------------------------------------------------------------------------------------------
Name of Person                Aggregate          Benefits           Estimated                  Total
and Position                  Compensation       Accrued As         Annual Benefits            Compensation
                              From Company(1)    Part of            Upon Retirement(3)         From AIM Funds
                                                 Company                                       and INVESCO
                                                 Expenses(2)                                   Funds Paid To
                                                                                               Directors(4)
-------------------------------------------------------------------------------------------------------------

Bob R. Baker                   $865              $0                 $0                         $138,000
-------------------------------------------------------------------------------------------------------------
Fred A. Deering(7)             $273              $0                 $0                         $140,500
-------------------------------------------------------------------------------------------------------------
Victor L. Andrews(6)           $847              $0                 $0                         $127,500
-------------------------------------------------------------------------------------------------------------
Sueann Ambron (5),(6)          $861              $0                 $0                         $0
-------------------------------------------------------------------------------------------------------------
Lawrence H. Budner(6)          $843              $0                 $0                         $121,500
-------------------------------------------------------------------------------------------------------------
James T. Bunch                 $844              $0                 $0                         $124,625
-------------------------------------------------------------------------------------------------------------
Wendy L. Gramm(7)              $0                $0                 $0                         $74,875
-------------------------------------------------------------------------------------------------------------
Gerald J. Lewis                $848              $0                 $0                         $116,500
-------------------------------------------------------------------------------------------------------------
John W. McIntyre(6)            $853              $0                 $0                         $124,000
-------------------------------------------------------------------------------------------------------------
Larry Soll                     $845              $0                 $0                         $126,000
-------------------------------------------------------------------------------------------------------------
Frank S. Bayley(8)             --                --                 --                         $150,000
-------------------------------------------------------------------------------------------------------------
Bruce L.  Crockett(8)          --                --                 --                         $149,000
-------------------------------------------------------------------------------------------------------------
Albert R. Dowden(8)            --                --                 --                         $150,000
-------------------------------------------------------------------------------------------------------------
Edward  K. Dunn, Jr.(8)        --                --                 --                         $149,000
-------------------------------------------------------------------------------------------------------------
Jack M. Fields(8)              --                --                 --                         $153,000
-------------------------------------------------------------------------------------------------------------
Carl Frischling(8)             --                --                 --                         $150,000
-------------------------------------------------------------------------------------------------------------

                                                      50

-------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis(8)          --                --                 --                         $150,000
-------------------------------------------------------------------------------------------------------------
Lewis F. Pennock(8)            --                --                 --                         $154,000
-------------------------------------------------------------------------------------------------------------
Ruth H. Quigley(8)             --                --                 --                         $153,000
-------------------------------------------------------------------------------------------------------------
Louis S. Sklar(8)              --                --                 --                         $153,000
-------------------------------------------------------------------------------------------------------------

(1) The vice chairman of the Board, the chairs of the Fund's committees who are independent directors, and the members of the Fund's committees who are independent directors each received compensation for serving in such capacities in addition to the compensation paid to all independent directors.
(2) Represents estimated benefits accrued with respect to the then current retirement plan and deferred retirement plan account agreement applicable to independent directors of the Company, and not compensation deferred at the election of the directors.
(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the then current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Dr. Ambron and Messrs. Bunch and Lewis, each of these trustees has served as a director of one or more of the funds in the INVESCO Funds complex for the minimum five-year period required to be eligible to participate in the then current retirement plan.
(4) On November 25, 2003, AIM became investment advisor to the Trust and the other INVESCO Funds. AIM also serves as the investment advisor to the AIM Funds. As of November 25, 2003, the INVESCO Funds and the AIM Funds are considered one fund complex. As of November 25, 2003, there will be 21 registered investment companies advised by AIM in such complex.
(5) Dr. Ambron commenced her service as a director of the Company on January 1, 2003.
(6) Resigned as a director of the Company on October 21, 2003.
(7) Resigned as a director of the Company on March 31, 2003.
(8) Messrs. Bayley, Crocket, Dowden, Dunn, Fields, Frischling, Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley were elected as trustees of the Trust on October 21, 2003 and therefore received no compensation from the Company during the year ended December 31, 2002.

Messrs. Graham and Williamson as Interested Trustees of the Trust and the other funds in the AIM Funds and the INVESCO Funds complex, receive compensation as officers or employees of the Advisor or its affiliated companies, and do not receive any trustee's fees or other compensation from the Trust or the other funds in the AIM Funds and the INVESCO Funds complex for their service as trustees.

PRIOR RETIREMENT PLAN AND DEFERRED RETIREMENT PLAN ACCOUNT AGREEMENT OF THE COMPANY

The Board of Directors of the Company previously adopted a retirement plan and a form for deferred retirement plan account agreements. Certain of the independent directors of the Company participated either in the Company's retirement plan or account agreement. Upon the effectiveness of the New Retirement Plan (defined below), the independent directors of the Company will cease to accrue benefits under the Company's retirement plan and account agreement. Messrs. Baker and Soll will not receive any additional benefits under the Company's retirement plan or account agreement, but will be entitled to amounts which have been previously funded under the Company's retirement plan or account agreement for their benefit. An affiliate of INVESCO will reimburse the Company for any amounts funded by the Company for Messrs. Baker and Soll under the Company's retirement plan and account agreement.

NEW RETIREMENT PLAN FOR TRUSTEES

At a Board meeting on November 6, 2003, the Board formally adopted a new retirement plan (the "New Retirement Plan") for the trustees of the Trust who are not affiliated with the Advisor. The retirement plan includes a retirement policy as well as retirement benefits for Independent Trustees.

The retirement policy permits each Independent Trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees will be able to extend from time to time the retirement date of a trustee.

Annual retirement benefits will be available to each Independent Trustee of the Trust and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits will be payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit will also be available under the New Retirement Plan that will provide a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received the benefits based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

NEW DEFERRED COMPENSATION AGREEMENTS

At a Board meeting on November 6, 2003, the Board formally adopted a new form for deferred compensation agreements ("New Compensation Agreements") pursuant to which a trustee will have the option to elect to defer receipt of up to 100% of his or her compensation payable by the Trust, and such amounts are placed into a deferral account. The deferring trustees will have the option to select various INVESCO Funds in which all or part of their deferral account will be deemed to be invested. The list of funds may change from time to time and may include AIM Funds in addition to INVESCO Funds. Distributions from the deferring trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years (depending on the New Compensation Agreement) beginning on the date selected under the New Compensation Agreement. The Board, in its sole discretion, will be able to accelerate or extend the distribution of such deferral accounts after the deferring trustees' retirement benefits commence under the New Retirement Plan. The Board, in its sole discretion, also will be able to accelerate or extend the distribution of such deferral accounts after the deferring trustee's termination of service as a trustee of the Trust. If a deferring trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The New Compensation Agreements will not be funded and, with respect to the payments of amounts held in the deferral accounts, the deferring trustees will have the status of unsecured creditors of the Trust and of each other INVESCO Fund or AIM Fund from which they will be deferring compensation.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of November 3, 2003, no persons owned more than 5% of the outstanding shares of the Fund. This level of share ownership is considered to be a "principal shareholder" relationship with the Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares.

As of November 3, 2003, officers and trustees of the Trust, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

AIM Distributors, Inc. ("ADI"), is the distributor of the Fund. ADI bears all expenses, including the cost of printing and distributing the prospectus, incident to marketing of the Fund's shares, except for such distribution expenses as are paid out of Fund assets under the Trust's Plans of Distribution (each individually a "Plan" and collectively, the "Plans"), which have been adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act. Prior to July 1, 2003, INVESCO Distributors, Inc. ("IDI") was the distributor of the Fund.

CLASS A. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Fund (the "Class A Plan"). Under the Class A Plan, Class A shares of the Fund pay compensation to ADI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which the Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate ADI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The service fees payable to selected financial intermediaries are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such financial intermediaries' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund, in amounts up to 0.25% of the average daily net assets of the Class A shares of the

Fund attributable to the customers of such dealers or financial intermediaries, are characterized as service fees. Payments to dealers and other financial intermediaries in excess of such amount and payments to ADI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class A shares of the Fund.

CLASS B. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, Class B shares of the Fund pay compensation monthly to ADI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, the Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected financial intermediaries that have entered into service agreements with respect to Class B shares of the Fund and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. The Class B Plan imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class B shares of the Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to ADI following termination of the Class B shares' Plan with respect to Class B shares sold by or attributable to the distribution efforts of ADI or its predecessor unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes ADI to assign, transfer or pledge its rights to payments pursuant to the Class B Plan. The contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Fund (the "Class C Plan"). Under the Class C Plan, Class C shares of the Fund pay compensation monthly to ADI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate ADI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class C shares of the Fund.

Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class C shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such financial intermediaries, are characterized as a service fee. Payments to financial intermediaries in excess of such amount and payments to ADI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class C shares.

ADI may pay sales commissions to financial intermediaries that sell Class C shares of the Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. ADI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to ADI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit ADI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, ADI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where ADI grants an exemption on particular transactions. Should the financial intermediary elect to waive the sales commission, the 12b-1 fees will begin to be paid by ADI to the financial intermediary immediately.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of the prospectus and statement of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to financial intermediaries such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to financial intermediaries, which may include INVESCO- or AIM-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Fund. The Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected securities companies and other financial intermediaries which may enter into agreements with ADI. Payments will be made by ADI to financial intermediaries who sell shares of the Fund and may be made to banks, savings and loan associations, and other depository institutions. Although the Glass-Steagall Act, and the various rules and regulations promulgated thereunder, limits the ability of certain Banks to act as underwriters of mutual fund shares, the Advisor does not believe that these limitations would affect the ability of such Banks to enter into arrangements with ADI at this time, although ADI can give no assurance in this regard. To the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Fund possibly could decrease to the extent that the banks would no longer invest customer assets in the Fund. Neither the Trust nor the Advisor will give any preference to Banks or other depository institutions which enter into such arrangements when selecting investments to be made by the Fund.

ADI is the distributor of the Fund. Prior to July 1, 2003, IDI was the distributor of the Fund. During the fiscal period ended August 31, 2003, the Fund made payments to IDI, the Fund's former distributor, under the Class A, Class B, and Class C Plans in the following amounts: $32,113 for Class A;

$33,519 for Class B; and $30,131 for Class C. The Fund also made payments to ADI, the Fund's current distributor, under the Class A, Class B, and Class C Plans in the following amounts: $6,961 for Class A; $6,482 for Class B; and $7,774 for Class C.

In addition, as of the fiscal period ended August 31, 2003 the following distribution accruals had been incurred by the Fund and will be paid during the fiscal year ended August 31, 2004: $7,333 for Class A; $6,644 for Class B; and $8,344 for Class C.

For the fiscal period ended August 31, 2003, allocation of 12b-1 amounts paid by the Fund for the following categories of expenses were:

                                CLASS A          CLASS B             CLASS C
                                -------          -------             -------
Advertising                         $ 0              $ 0                 $ 0

Sales, literature,                  $ 0              $ 0                 $ 0
printing, and postage

Public                              $ 0              $ 0                 $ 0
Relations/Promotion

Compensation to                $ 39,074         $ 40,001            $ 37,905
securities dealers and
other organizations

Marketing personnel                 $ 0              $ 0                 $ 0

The services which are provided by securities dealers and other organizations may vary by financial intermediary but include, among other things, processing new shareholder account applications, preparing and transmitting to the Trust's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Fund, and assisting in other customer transactions with the Fund.

The Plans provide that they shall continue in effect with respect to the Fund as long as such continuance is approved at least annually by the vote of the Board cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Trustees. A Plan can be terminated at any time by the Fund, without penalty, if a majority of the Independent Trustees, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. Unless a complete termination of the Class B Plan (as defined in such Plan) occurs, Class B shares will continue to make payments to ADI with respect to Class B Shares sold by or attributable to the distribution efforts of ADI or its predecessor. The Trust may, in its absolute discretion, suspend, discontinue, or limit the offering of its shares at any time. In determining whether any such action should be taken, the Board intends to consider all relevant factors including, without limitation, the size of the Fund, the investment climate for the Fund, general market conditions, and the volume of sales and redemptions of the Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Trust is not contractually obligated to continue a Plan for any particular period of time.

Suspension of the offering of the Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Trustees of the Trust shall be committed to the Independent Trustees then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of the Fund's payments under a Plan without approval of the shareholders of the Fund's respective class of shares, and all material amendments to a Plan must be approved by the Board, including a majority of the Independent Trustees. Under the agreement implementing the Plans, ADI or the Fund, the latter by vote of a majority of the Independent Trustees, or a majority of the holders of the relevant class of the Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, the Fund's obligation to make payments to ADI shall terminate automatically, in the event of such "assignment." In this event, the Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by the Fund under a Plan. Such new arrangements must be approved by the trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with ADI. On a quarterly basis, the trustees review information about the distribution services that have been provided to the Fund and the 12b-1 fees paid for such services. On an annual basis, the trustees consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of the Fund, should be made.

The only trustees and interested persons, as that term is defined in Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and trustees of the Trust who are also officers either of ADI or other companies affiliated with ADI. The benefits which the Trust believes will be reasonably likely to flow to the Fund and its shareholders under the Plans include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Fund;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Fund in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on the Advisor's revenues could allow the Advisor and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Fund's shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from the Advisor and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

SALES CHARGES AND DEALER CONCESSIONS

Class A shares of the Fund are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. There is no sales charge on purchases of $1,000,000 or more; however, ADI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.


                                                                Dealer
                                      Investor's Sales Charge   Concession
                                      -----------------------   as a
                                      As a           As a       Percentage
                                      Percentage     Percentage of the
                                      of the Public  of the Net Public
Amount of Investment in               Offering       Amount     Offering
Single Transaction                    Price          Invested   Price
-----------------------               -----          ---------  -----
Less than $25,000                     5.50%          5.82%      4.75%
$25,000 but less than  $50,000        5.25           5.54       4.50
$50,000 but less than  $100,000       4.75           4.99       4.00
$100,000 but less than $250,000       3.75           3.90       3.00
$250,000 but less than $500,000       3.00           3.09       2.50
$500,000 but less than $1,000,000     2.00           2.04       1.60

ADI may elect to re-allow the entire initial sales charge to financial intermediaries for all sales with respect to which orders are placed with ADI during a particular period. Financial intermediaries to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to financial intermediaries as a dealer concession out of the initial sales charge paid by investors, ADI may, from time to time, at its expense or as an expense for which it may be compensated under a Plan, if applicable, pay a bonus or other consideration or incentive to financial intermediaries who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the Fund's shares or the amount the Fund will receive as proceeds from such sales. Financial intermediaries may not use sales of the Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

ADI may pay sales commissions to financial intermediaries that sell Class B shares of the Fund at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. The portion of the payments to ADI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit ADI to recoup a portion of such sales commissions plus financing costs.

ADI may pay sales commissions to financial intermediaries that sell Class C shares of the Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. ADI will retain all payments received by it relating to Class C shares for the first twelve months after they are purchased. The portion of the payments to ADI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit ADI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first twelve months, ADI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where ADI grants an exemption on particular transactions. Should the financial intermediaries elect to waive the sales commission, the 12b-1 fees will begin to be paid by ADI to the financial intermediary immediately.

DEALER CONCESSIONS (CLASS A ONLY)

Investors who purchase $1,000,000 or more of Class A shares do not pay an initial sales charge. ADI may pay financial intermediaries for share purchases (measured on an annual basis) by non-qualified investors and qualified plans of Class A shares of the Fund as follows.

Non-Qualified Investors. ADI may pay financial intermediaries for share purchases of $1,000,000 or more of Class A shares of the Fund sold at net asset value to non-qualified investors as follows: 1.00% of the first $2 million of such purchases, 0.80% on the next $1 million of such purchases, 0.50% on the next $17 million of such purchases, and 0.25% of amounts in excess of $20 million on such purchases.

Qualified Plans. ADI may pay financial intermediaries for Class A share purchases as follows:

     Class A - Option 1: For qualified plans of $1,000,000 or more, 0.50% of the first $20 million and 0.25% of amounts in excess of $20 million. The trail commission will be paid out beginning in the 13th month.

     Class A - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

REDUCTIONS IN INITIAL SALES CHARGES (CLASS A ONLY)

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of Class A shares of the Fund that are otherwise subject to an initial sales charge, provided that such purchases are made by a "Purchaser" as hereinafter defined.

The term "Purchaser" means:

     o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

     o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

        a. the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (I.E., the Fund will not accept contributions submitted with respect to individual participants);

        b. each transmittal is accompanied by a single check or wire transfer;
           and

        c. all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

     o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, if more than one beneficiary or participant is involved;

     o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified ADI in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

     o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or financial intermediaries seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. ADI reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute Class A shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTER OF INTENT (CLASS A ONLY). A Purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such purchaser's intention as to the total investment to be made in shares of the Fund within the following thirteen consecutive months. By marking the LOI section on the account application and by signing the account application, the Purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of Fund shares normally subject to an initial sales charge made during the thirteen-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the Purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the thirteen-month period after meeting the original obligation, a Purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a Purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the thirteen-month period do not total the amount specified, the Purchaser will pay the increased amount of sales charge as described below. Purchases made within ninety days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the ninety-day period. The transfer agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than ninety days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the Purchaser. All shares purchased, including those escrowed, will be registered in the Purchaser's name. If the total investment specified under the LOI is completed within the thirteen-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the Purchaser will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If the Purchaser does not pay such difference within twenty days of the expiration date, he/she irrevocably constitutes and appoints the transfer agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within sixty days of the expiration date.

If at any time before completing the LOI Program, the Purchaser wishes to cancel the agreement, he/she must give written notice to ADI. If at any time before completing the LOI Program the Purchaser requests the transfer agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. RIGHTS OF ACCUMULATION (CLASS A ONLY). A Purchaser, may also qualify for reduced initial sales charges based upon such Purchaser's existing investment in INVESCO Fund and/or AIM Fund shares (Class A, B, C, K or R) at the time of the proposed Purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, ADI takes into account not only the money which is invested upon such proposed purchase, but also the value of all such shares owned by such Purchaser, calculated at the then current public offering price. If a Purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such Purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a Purchaser already owns shares with a value of $20,000 and wishes to invest an additional $20,000 in shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the Purchaser or his financial intermediary must furnish ADI with a list of the account numbers and the names in which such accounts of the Purchaser are registered at the time the purchase is made.

Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above.

PURCHASES AT NET ASSET VALUE (CLASS A ONLY). Purchases of Class A shares of the Fund at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from the Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

The following Purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these Purchasers:

     o  The Advisor and its affiliates, or their clients;

     o Any current or retired officer, trustee, or employee (and members of their immediate family) of the Advisor, its affiliates or the INVESCO Funds or AIM Funds and any foundation, trust, or employee benefit plan established exclusively for the benefit of, or by, such persons;

     o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

     o Financial intermediaries that place trades for their own accounts or the accounts of their clients and that charge a management, consulting, or other fee for their services; and clients of such financial intermediaries who place trades for their own accounts if the accounts are linked to the master account of such financial intermediary on the books and records of a broker or agent;

     o Employee benefit plans designated as Purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial intermediary has entered into the appropriate agreements with ADI. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Fund by such plans are subject to initial sales charges; and

     o A shareholder of a fund that merges or consolidates with the Fund or that sells its assets to the Fund in exchange for shares of that Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Prospectus, CDSCs will not apply to the following:

     o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and
        Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of the Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

     o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

     o  Investment account(s) of the Advisor; and

     o Class C shares if the investor's financial intermediary of record notifies ADI prior to the time of investment that the financial intermediary waives the payment otherwise payable to it.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

     o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o  Private foundations or endowment funds;

     o Redemption of shares by the investor where the investor's financial intermediary waives the amounts otherwise payable to it by ADI and notifies ADI prior to the time of investment; and

     o Shares acquired by exchange from Class A shares of the Fund unless the shares acquired are redeemed within eighteen months of the original purchase of Class A shares.

CALCULATION OF NET ASSET VALUE (ALL CLASSES)

The Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Fund determines net asset value per share by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

Each security (excluding convertible bonds) held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of the Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing price, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board.

Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of the Fund is determined only on business days of the Fund, the net asset value per share of the Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Fund may be purchased appears in the Prospectus under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Fund is used to compensate ADI and participating financial intermediaries for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with

ADI by persons, who because of their relationship with the Fund or with the Advisor and its affiliates, are familiar with the Fund, or whose programs for purchase involve little expense (E.G., because of the size of the transaction and shareholder records required), ADI believes that it is appropriate and in the Fund's best interests that such persons be permitted to purchase Class A shares of the Fund through ADI without payment of a sales charge. The persons who may purchase Class A shares of the Fund without a sales charge are set forth herein under the Caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

     Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering
     Price

Information concerning redemption of the Fund's shares is set forth in the Prospectus under the caption "How To Sell Shares." Shares of the Fund may be redeemed directly through ADI or through any dealer who has entered into an agreement with ADI. In addition to the Fund's obligation to redeem shares, ADI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those financial intermediaries who have executed Selected Dealer Agreements with ADI must phone orders to the order desk of the Fund at 1-800-347-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by ADI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Fund or by ADI (other than any applicable CDSC) when shares are redeemed or repurchased, financial intermediaries may charge a fair service fee for handling the transaction. The Advisor intends to redeem all shares of the Fund in cash.

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, are the independent accountants of the Trust. The independent accountants are responsible for auditing the financial statements of the Fund.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Trust. The custodian is also responsible for, among other things, receipt and delivery of the Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Trust. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Fund to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

AIM Investment Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas, 77046, is the Trust's transfer agent, registrar, and dividend disbursing agent. Services provided by AIS include the issuance, cancellation and transfer of shares of the Fund, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599, is legal counsel for the Trust.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment advisor to the Fund, the Advisor places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While the Advisor seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. The Advisor is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, the Advisor considers the quality of executions obtained on the Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. The Advisor has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged the Fund are consistent with prevailing and reasonable commissions, the Advisor monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Fund.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, the Advisor may select brokers that provide research services to the Advisor and the Trust, as well as other INVESCO mutual funds and other accounts managed by the Advisor. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to the Advisor in making informed investment decisions. Research services prepared and furnished by brokers through which the Fund effects securities transactions may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor in connection with a particular Fund. Conversely, the Fund receives benefits of research acquired through the brokerage transactions of other clients of the Advisor.

In order to obtain reliable trade execution and research services, the Advisor may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, the Advisor is obligated to obtain favorable execution of the Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Fund to their clients, or that act as agent in the purchase of the Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, the Advisor may consider the sale of the Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO and AIM Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

BROKERAGE COMMISSIONS AND UNDERWRITING DISCOUNTS

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by the Fund for the period ended August 31, 2003 was $129,812.

For the period ended August 31, 2003, brokers providing research services received $73,408 in commissions on portfolio transactions effected for the Fund. The aggregate dollar amount of such portfolio transactions was $35,490,135. Commissions totaling $0 were allocated to certain brokers in recognition of their sales of shares of the Fund on portfolio transactions of the Fund effected during the period ended August 31, 2003.

At August 31, 2003, the Fund did not hold debt or equity securities of its regular brokers or dealers, or their parents.

Neither the Advisor nor any affiliate of the Advisor receives any brokerage commissions on portfolio transactions effected on behalf of the Fund, and there is no affiliation between the Advisor or any person affiliated with the Advisor or the Fund and any broker-dealer that executes transactions for the Fund.

SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue an unlimited number of shares of beneficial interest of each class of shares of the Fund.

A share of each class of the Fund represents an identical interest in the Fund's investment portfolio and has the same rights, privileges, and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Fund will affect the performance of those classes. Each share of the Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of the Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B, and C shares will differ. All shares of the Fund will be voted together, except that only the shareholders of a particular class of the Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The Board has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of the Fund.

All shares of the Trust have equal voting rights based on one vote for each share owned. The Trust is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Trust or, as may be required by applicable law or the Trust's Agreement and Declaration of Trust, the Board will call special meetings of shareholders.

Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust. The Fund will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of trustees of the Trust can elect 100% of the trustees if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of trustees will not be able to elect any person or persons to the Board. Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust.

TAX CONSEQUENCES OF OWNING SHARES OF THE FUND

The Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to qualify as a regulated investment company during its current fiscal year. It is the intent of the Fund to distribute all investment company taxable income and net capital gain. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay federal income or excise taxes and that all of the classes of the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that the Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If the Fund does not distribute all of its net investment income or net capital gain, it will be subject to income and excise taxes on the amount that is not distributed. If the Fund does not qualify as a regulated investment company, it will be subject to income tax on all of its net investment income and net capital gain at the corporate tax rates.

Dividends paid by the Fund from net investment income as well as distributions of net realized short-term capital gain and net realized gain from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Fund send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments.

The Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gain and loss are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gain which is taxed at the capital gain rate. Short-term capital gain is included with income from dividends and interest as ordinary income and is paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, the Fund will have a net capital gain. Distributions by the Fund of net capital gain are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Fund sends information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions, to the extent of the Fund's earnings and profits, are taxable income to the shareholder, whether or not such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of the Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of the Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of the Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in the Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, the Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. The Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, the Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. The Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

The Advisor may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by the Advisor will be computed using the single-category average cost method, although neither the Advisor nor the Fund recommends any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for the Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Likewise, changing to any basis method other than the average cost method requires IRS approval.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares. Similarly, if you sell Fund shares at a loss after holding them for six months or less, your loss will be disallowed to the extent of any exempt-interest dividends that you may have received on those shares. If you pay a sales charge to acquire shares, that sales charge is generally treated as part of your cost basis for determining gain or loss upon disposition of those shares. However, if you exchange your shares within ninety days of acquisition and the sales charge on the new shares is waived because the sales charge was paid on the original shares, then the sales charge is not treated as part of your cost basis on the original shares but instead carries over to be included as part of your cost basis in the new or replacement shares.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state, and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company for income tax purposes under the Internal Revenue Code of 1986, as amended, does not entail government supervision of management or investment policies. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 11, 2003.

PERFORMANCE

From time to time, the Fund's advertising and/or sales literature may include discussions of general economic conditions, interest rates or generic topics pertaining to the mutual fund industry.

To keep shareholders and potential investors informed, the Advisor will occasionally advertise the Fund's total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Fund will disclose the maximum front-end sales charge imposed on purchases of the Fund's Class A shares and/or the applicable CDSC imposed on redemptions of the Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any), or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1% - 5% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual returns tend to even out variations in the Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking the Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

More information about the Fund's recent and historical performance is contained in the Trust's Annual Report to Shareholders. You can get a free copy by calling or writing to AIS using the telephone number or address on the back cover of the Fund's Prospectus.

When we quote mutual fund rankings published by Lipper Inc., we may compare the Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the period ended August 31, 2003 since the Fund's inception was:


                                             SINCE INCEPTION*
CLASS A (INCLUDING FRONT-END SALES CHARGE)   ----------------
------------------------------------------
   Return Before Taxes                                 15.37%
   Return After Taxes on Distributions                 15.37%
   Return After Taxes on Distributions
      and Sale of Fund Shares                           9.43%


CLASS B (INCLUDING CDSC)
   Return Before Taxes                                 16.27%
   Return After Taxes on Distributions                 16.27%
   Return After Taxes on Distributions
      and Sale of Fund Shares                           9.99%


CLASS C (INCLUDING CDSC)
   Return Before Taxes                                 20.13%
   Return After Taxes on Distributions                 20.13%
   Return After Taxes on Distributions
      and Sale of Fund Shares                          12.36%


* The Fund commenced operations on September 2, 2002.

Average annual total return before taxes will be computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T)  = ERV


where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and redemptions was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:

After taxes on distributions:

                                         n
                                 P(1 + T)  =ATV
                                               D


where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions) n = number of years
            ATV  = ending value of a hypothetical $1,000 payment made at the
               D beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemptions.

After taxes on distributions and redemption:

                                              n
                                      P(1 + T)  =ATV
                                                    DR

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions and redemption)
            n = number of years
            ATV   = ending value of a hypothetical $1,000 payment made at the
               DR beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions and on redemption.

The average annual total return performance figures shown will be determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between the Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for the Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund grouping of multi-cap core funds.

Sources for Fund performance information and articles about the Fund include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
ARIZONA REPUBLIC
BANXQUOTE
BARRON'S
BLOOMBERG NEWS
BOSTON GLOBE
BUSINESS WEEK
CNBC
CNN
CHICAGO SUN-TIMES
CHICAGO TRIBUNE
DENVER BUSINESS JOURNAL
DENVER POST
DOW JONES NEWS WIRE
FINANCIAL TIMES
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
LOS ANGELES TIMES
MONEY MAGAZINE
MORNINGSTAR
MUTUAL FUNDS MAGAZINE
NEWSWEEK
NEW YORK TIMES
ROCKY MOUNTAIN NEWS
SMART MONEY
TIME

U.S. NEWS AND WORLD REPORT
USA TODAY
WALL STREET JOURNAL
WASHINGTON POST
WIESENBERGER INVESTMENT COMPANIES SERVICES

PROXY VOTING

The Board has expressly delegated to the Advisor the responsibility to vote proxies related to the securities held in the Fund's portfolios. Under this authority, the Advisor is required by the Board to act solely in the interests of shareholders of the Fund. Other clients of the Advisor who have delegated proxy voting authority to the Advisor similarly require that proxy votes be cast in the best interests of the client.

On behalf of the Fund and its other clients, the Advisor acquires and holds a company's securities in the portfolios it manages in the expectation that they will be a good investment and appreciate in value. As such, the Advisor votes proxies with a focus on the investment implications of each matter upon which a vote is solicited.

A copy of the description of the Fund's proxy voting policy and procedures as administered by the Advisor is available on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website, WWW.AIMINVESTMENTS.COM.

PROXY VOTING ADMINISTRATION -- The Advisor's proxy review and voting process, which has been in place for many years, meets the Advisor's obligations to all of its clients, including the Fund.

To discharge its responsibilities to the Fund, the Advisor has established a Proxy Committee that establishes guidelines and generally oversees the proxy voting process. The Committee consists of the Advisor's General Counsel, its Chief Investment Officer, its Vice President of Investment Operations and the Advisor's Proxy Administrator. In addition to the Advisor's knowledge of its portfolio companies, the Committee relies upon independent research provided by third parties in fulfilling its responsibilities.

The Advisor, in turn, has engaged a third party, Institutional Shareholder Services ("ISS"), to act as its agent for the administrative and ministerial aspects of proxy voting of portfolio securities, as well as to provide independent research. ISS votes proxies for the Fund on routine matters in accordance with guidelines established by the Advisor and the Fund. These guidelines are reviewed periodically by the Proxy Committee and the Board; accordingly, they are subject to change. Although it occurs infrequently, the guidelines may be overridden by the Advisor in any particular vote, depending upon specific factual circumstances. ISS also serves as the proxy voting record keeper for the Advisor.

Issues that are not covered by the Advisor's proxy voting guidelines, or that are determined by the Advisor on a case-by-case basis, are referred to the Advisor's Chief Investment Officer, who has been granted the ultimate authority and responsibility by the Proxy Committee and the Board to decide how the proxies shall be voted on these issues. The Advisor's Chief Investment Officer, through the Proxy Administrator, is responsible for notifying ISS how to vote on these issues.

GUIDELINES AND POLICIES -- OVERVIEW -- As part of its investment process, the Advisor examines the management of all portfolio companies. The ability and judgment of management is, in the Advisor's opinion, critical to the investment success of any portfolio company. The Advisor generally will not hold securities of companies whose management it questions, and accords substantial weight to management opinions. Not surprisingly, the Advisor casts most of its proxy votes, particularly on routine matters, in accordance with portfolio company management recommendations.

At the same time, when the Advisor believes that the position of the management of a portfolio company may not be in the best interests of shareholders, the Committee or an individual portfolio manager can vote against the management recommendation. In certain cases, the Advisor consistently will vote against management in furtherance of established guidelines on specific matters.

As a general rule, the Advisor votes against any proposals which would reduce the rights or options of shareholders, reduce shareholder influence over the Board and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. In addition, absent specific prior authorization from the Advisor's General Counsel, the Advisor does not:

     o Engage in conduct that involves an attempt to change or influence the control of a portfolio company.

     o  Announce its voting intentions and the reasons therefor.

     o Participate in a proxy solicitation or otherwise seek proxy-voting authority from any other portfolio company shareholder.

     o Act in concert with other portfolio company shareholders in connection with any proxy issue or other activity involving the control or management of a portfolio company.

Although the Advisor reserves the right to vote proxy issues on behalf of the Fund on a case-by-case basis if facts and circumstances so warrant, it will usually vote on issues in the manner described below.

ROUTINE MATTERS -- The Advisor generally votes in favor of ratification of accountants, changing corporate names and similar matters. It generally withholds voting authority on unspecified "other matters" that may be listed on a proxy card.

BOARD OF TRUSTEES -- The Advisor generally votes for management's slate of trustee nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner the Advisor believes is not in the best interests of shareholders.

The Advisor generally opposes attempts to classify boards of trustees to eliminate cumulative voting.

COMPENSATION -- The Advisor believes that it is important that a company's equity-based compensation plan is aligned with the interests of shareholders, including the Fund and its other clients. Many compensation plans are examined on a case-by-case basis by the Advisor, and the Advisor generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. The Advisor usually opposes proposals to reprice options because the underlying stock has fallen in value.

ANTI-TAKEOVER AND SIMILAR CORPORATE GOVERNANCE ISSUES -- The Advisor generally opposes poison pills, unequal voting rights plans, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions. The Advisor generally votes in favor of increases in authorized shares.

SOCIAL ISSUES -- The Advisor believes that it is management's responsibility to handle such issues, and generally votes with management on these types of issues, or abstains. The Advisor will oppose issues that it believes will be a detriment to the investment performance of a portfolio company.

CONFLICTS OF INTEREST -- Historically, the Advisor has not had situations in which the interests of its Fund shareholders or other clients are at variance with the Advisor's own interests. In routine matters, the Advisor votes proxies in accordance with established guidelines, and the opportunity for conflict simply does not arise.

In matters that the Advisor examines on a case-by-case basis, or where parties may seek to influence the Advisor's vote (for example, a merger proposal), or in any instance where the Advisor believes there may be an actual or perceived conflict of interest, the Advisor votes the proxy in what it believes to be in the best investment interests of its Fund shareholders and other clients. In such matters, the Advisor's Chief Investment Officer makes the decision, which is reviewed by the Advisor's General Counsel.

Matters in which the Advisor votes against its established guidelines, or matters in which the Advisor believes there may be an actual or perceived conflict of interest, together with matters in which the Advisor votes against management recommendations, are reported to the Board on a quarterly basis, together with the reasons for such votes.

CODE OF ETHICS

The Advisor and ADI permit investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires the Advisor's and ADI's personnel to conduct their personal investment activities in a manner that the Advisor and ADI believe is not detrimental to the Fund or the Advisor's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements of the Fund for the fiscal period ended August 31, 2003 are incorporated herein by reference to the INVESCO Manager Series Funds, Inc.'s Annual Report to Shareholders dated August 31, 2003 and the Semi-Annual Report to Shareholders dated February 28, 2003. Prior to November 25, 2003, the Fund was the single series of a Maryland corporation named AIM Manager Series Funds, Inc. (formerly, INVESCO Manager Series Funds, Inc.).

                                   APPENDIX A

BOND RATINGS

      The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

INVESTMENT GRADE

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NON-INVESTMENT GRADE

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

INVESTMENT GRADE

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

NON-INVESTMENT GRADE

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                           AIM COUNSELOR SERIES TRUST

                            PART C. OTHER INFORMATION
ITEM 23.    EXHIBITS

            (a) Agreement and Declaration of Trust of AIM Counselor Series Trust
                dated July 29, 2003.(1)

            (b) Bylaws adopted effective July 29, 2003.(1)

            (c) Provisions of instruments defining the rights of holders of
                Registrant's securities are contained in Articles II, VI, VII and X of the Agreement and Declaration of Trust and Articles IV, V and VI of the Bylaws of the Registrant.

            (d) (1) Form of Master Investment Advisory Agreement dated November
                    25, 2003 between Registrant and A I M Advisors, Inc. (filed herewith).

                (2) Form of Master Intergroup Sub-Advisory Contract for Mutual
                    Funds dated November 25, 2003 between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc. (filed herewith).

            (e) (1) Amended and Restated  Master  Distribution  Agreement  dated
                    August 18, 2003 (all classes of shares except Class B shares) (filed herewith).

                    (a) Amendment No. 1 dated August 18, 2003 to Amended and
                        Restated Master Distribution Agreement (all classes of shares except Class B Shares) (filed herewith).

                    (b) Amendment No. 2 dated August 18, 2003 to Amended and
                        Restated Master Distribution Agreement (all classes of shares except Class B Shares) (filed herewith).

                (2) Amended and Restated Master Distribution Agreement dated
                    August 18, 2003 (Class B shares) (filed herewith).

                    (a) Amendment No. 1 dated August 18, 2003 to Amended and
                        Restated Master Distribution Agreement (Class B Shares) (filed herewith).

                    (b) Amendment No. 2 dated August 18, 2003 to Amended and
                        Restated Master Distribution Agreement (Class B Shares) (filed herewith).

                    (c) Amendment No. 3 dated August 18, 2003 to Amended and
                        Restated Master Distribution Agreement (Class B Shares) (filed herewith).

                    (d) Amendment No. 4 dated August 18, 2003 to Amended and
                        Restated Master Distribution Agreement (Class B Shares) (filed herewith).

            (f) Retirement Plan for Independent Directors (to be filed).

            (g) Custody Agreement between Registrant and State Street Bank and
                Trust Company dated May 8, 2001, as amended September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30,
                2002, May 10, 2002, July 31,

                2002, August 30, 2002, October 21, 2002, November 1,
                2002, November 30, 2002, December 26, 2002, January 31,
                2003 and February 10, 2003.(2)

            (h) (1) (a) Transfer Agency Agreement between Registrant and INVESCO
                    Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001, October 5, 2001,
                    October 19, 2001, March 29, 2002, April 30, 2002, July 31,
                    2002, August 30, 2002, October 21, 2002, November 1, 2002,
                    November 30, 2002, December 26, 2002, January 31, 2003 and February 10, 2003.(2)

                        (i)  Assignment and Assumption Agreement and
                             Consent dated October 1, 2003 of Transfer
                             Agency Agreement by and among Registrant, INVESCO Funds Group, Inc. to AIM Investment Services, Inc. (filed herewith).

                    (b) Form of Transfer Agency Agreement dated November 20, 2003 between Registrant and AIM Investment Services, Inc. (filed herewith).

                (2) (a) Administrative Services Agreement between Registrant and
                    INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000,
                    November 29, 2000, May 15, 2001, September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002,
                    July 31, 2002, August 30, 2002, October 21, 2002, November 1, 2002, November 30, 2002, December 26, 2002, January 31,
                    2003 and February 10, 2003.(2)

                        (i) Assignment and Assumption Agreement and
                            Consent dated August 12, 2003 of
                            Administration Agreement by and among
                            Registrant, INVESCO Funds Group, Inc. and A
                            I M Advisors, Inc. (filed herewith).

                    (b) Form of Master Administrative Services Agreement
                        dated November 25, 2003 between Registrant and A I M Advisors, Inc. (filed herewith).

                (3) Agreement and Plan of Redomestication dated as of August 13,
                    2003, which provides for the redomestication of INVESCO Counselor Series Funds, Inc. as a Delaware statutory trust and, in connection therewith, the sale of all of its assets and its dissolution as a Maryland Corporation.(3)

            (i) Opinion and consent of Ballard Spahr Andrews & Ingersoll (filed herewith).

            (j)(1) Consent of Independent  Accountants  with respect to INVESCO
                   Counselor Series Funds, Inc. (filed herewith).

               (2) Consent of Independent  Accountants  with respect to INVESCO
                   Manager Series Funds, Inc. (filed herewith).

            (k) Not applicable.

            (l) Not applicable.

            (m) (1) (a) Amended and Restated Master Distribution Plan (Class A
                        shares) (filed herewith).

                        (1) Amendment No. 1 to Amended and Restated Master
                            Distribution Plan (Class A Shares) (filed herewith).

                        (2) Amendment No. 2 to Amended and Restated Master
                            Distribution Plan (Class A Shares) (filed herewith).

                    (b) Form of Master Related Agreement to Amended and Restated
                        Master Distribution Plan (Class A Shares) (filed herewith).

                (2) (a) Amended and Restated Master Distribution Plan (Class B
                    shares) (Securitization Feature) (filed herewith).

                        (1) Amendment No. 1 to Amended and Restated Master
                            Distribution Plan (Class B shares) (filed herewith).

                        (2) Amendment No. 2 to Amended and Restated Master
                            Distribution Plan (Class B shares) (filed herewith).

                (3) (a) Amended and Restated Master Distribution Plan (Class C
                    shares) (filed herewith).

                        (1) Amendment No. 1 to Amended and Restated Master
                            Distribution Plan (Class C shares) (filed herewith).

                        (2) Amendment No. 2 to Amended and Restated Master
                            Distribution Plan (Class C shares) (filed herewith).

                    (b) Form of Master Related Agreement to Amended and Restated
                     Master Distribution Plan (Class C Shares) (filed herewith).

            (n) Multiple Class Plan Pursuant to Rule 18f-3 under the
                Investment Company Act of 1940 adopted July 1, 2003.(2)

            (o) Not applicable

            (p) (1) Code of Ethics pursuant to Rule 17j-1.(2)

                (2) The AIM Management Group Code of Ethics, adopted May
                    1, 1981, as last amended June 13, 2003, relating to A I M Management Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(4)

(1)Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on August 28, 2003 and incorporated by reference herein.

(2)Previously filed with Post-Effective Amendment No. 38 to the Registration Statement of INVESCO Sector Funds, Inc. on July 15, 2003 and incorporated herein by reference (Identical except for the name of the Registrant (AIM Counselor Series Trust) and the date).

(3)Previously filed with the Registration Statement on Form N-14 of AIM Special Opportunities Funds on August 13, 2003 and incorporated herein by reference.

(4)Previously filed with Post-Effective Amendment No. 77 to the Registration Statement of AIM Equity Funds filed on July 7, 2003 and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH AIM COUNSELOR SERIES TRUST (THE "TRUST")

No person is presently controlled by or under common control with the Trust.

ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors, and employees of the Registrant are set forth in Article VIII of the Registrant's Agreement and Declaration of Trust and Article VIII of its Bylaws, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under the Agreement and Declaration of Trust dated July 29, 2003, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant's Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class). The Registrant, A I M Advisors, Inc. ("AIM") and other investment companies managed by AIM, their respective officers, trustees, directors and employees are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy.

Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Paragraph 7 of the Master Intergroup Sub-Advisory Contract for Mutual Funds states:

7. LIMITATION OF LIABILITY OF SUB-ADVISER AND INDEMNIFICATION. Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by the Fund or the Trust in connection with the matters to which this Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Sub-Adviser in the performance by Sub-Adviser of its duties or from reckless disregard by Sub-Adviser of its obligations and duties under this Contract. Any person, even though also an officer, partner, employee, or agent of Sub-Adviser, who may be or become a Trustee, officer, employee or agent of the Trust, shall be deemed, when rendering services to a Fund or the Trust or acting with respect to any business of a Fund or the Trust to be rendering such service to or acting solely for the Fund or the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Sub-Adviser even though paid by it.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment advisor.

ITEM 27.    (a)   PRINCIPAL UNDERWRITERS

A I M Distributors, Inc., the Registrant's principal underwriter, also act as principal underwriter to the following investment companies:

AIM Floating Rate Fund                   AIM Tax-Exempt Funds

AIM Funds Group                          AIM Variable Insurance Funds
AIM International Funds, Inc.            AIM Growth Series
AIM Investment Securities Funds          AIM Investment Funds
AIM Special Opportunities Funds          AIM Summit Fund
AIM Bond Funds                           AIM Combination Stock & Bond Funds
AIM Sector Funds                         AIM Stock Funds
AIM Treasurer's Series Trust             AIM Equity Funds

            (b)

                         Positions and           Positions and
Name and Principal       Offices with            Offices with
Business Address*        Underwriter             Registrant
------------------       ---------------------   -------------------------------
Michael J. Cemo          Chairman, Director,     None
                         President & Chief
                         Executive Officer
Mark H. Williamson       Director                Trustee & Executive Vice
                                                 President
Gary T. Crum             Director                Senior Vice President
Gene L. Needles          Executive Vice          None
                         President
James L. Salners         Executive Vice          None
                         President
John S. Cooper           Senior Vice President   None
Marilyn M. Miller        Senior Vice President   None
Leslie A. Schmidt        Senior Vice President   None
James E. Stueve          Senior Vice President   None
Stephen H. Bitteker      First Vice President    None
Glenda A. Dayton         First Vice President    None
Gary K. Wendler          First Vice President    None
Kevin M. Carome          Vice President          Senior Vice President
Mary A. Corcoran         Vice President          None
Sidney M. Dilgren        Vice President          None
Tony D. Green            Vice President          None
Dawn M. Hawley           Vice President &        None
                         Treasurer
Ofelia M. Mayo           Vice President,         Assistant Secretary
                         General Counsel &
                         Assistant Secretary
Kim T. McAuliffe         Vice President          None
Linda L. Warriner        Vice President          None
Rebecca Starling-Klatt   Assistant Vice          None
                         President & Chief
                         Compliance Officer
Kathleen J. Pflueger     Secretary               Assistant Secretary

*11 Greenway Plaza, Suite 100, Houston, Texas  77046-1173

        (c) Not applicable.



ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS

               Raymond R. Cunningham
               4350 South Monaco Street
               Denver, CO  80237

               A I M Advisors, Inc.,
               11 Greenway Plaza, Suite 100
               Houston, TX 77046-1173

               State Street Bank & Trust Company
               One Heritage Drive - JPB/2N
               North Quincy, Mass 02171

               AIM Investment Services, Inc.
               P. O. Box 4739
               Houston, TX  77210-4739


ITEM 29.       MANAGEMENT SERVICES

               Not applicable.

ITEM 30.          UNDERTAKINGS

                  Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 24th day of November, 2003.

                REGISTRANT:   AIM COUNSELOR SERIES TRUST
                              By:  /s/ Robert H. Graham
                              --------------------------------
                                   Robert H. Graham, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

           SIGNATURES                TITLE                       DATE

/s/ Robert H. Graham      Chairman, Trustee & President    November 24, 2003
--------------------      (Principal Executive Officer)
(Robert H. Graham)

/s/ Bob R. Baker                    Trustee                November 24, 2003
----------------
(Bob R. Baker)

/s/ Frank S. Bayley                 Trustee                November 24, 2003
-------------------
(Frank S. Bayley)

/s/ James T. Bunch                  Trustee                November 24, 2003
------------------
(James T. Bunch)

/s/ Bruce L. Crockett               Trustee                November 24, 2003
---------------------
(Bruce L. Crockett)

/s/ Albert R. Dowden                Trustee                November 24, 2003
--------------------
(Albert R. Dowden)

/s/ Edward K. Dunn, Jr.             Trustee                November 24, 2003
-----------------------
(Edward K. Dunn, Jr.)

/s/ Jack M. Fields                  Trustee                November 24, 2003
------------------
(Jack M. Fields)

/s/ Carl Frischling                 Trustee                November 24, 2003
-------------------
(Carl Frischling)

/s/ Gerald J. Lewis                 Trustee                November 24, 2003
-------------------
(Gerald J. Lewis)

/s/ Prema Mathai-Davis              Trustee                November 24, 2003
----------------------
(Prema Mathai-Davis)

/s/ Lewis F. Pennock                Trustee                November 24, 2003
--------------------
(Lewis F. Pennock)

/s/ Ruth H. Quigley                 Trustee                November 24, 2003
-------------------
(Ruth H. Quigley)

/s/ Louis S. Sklar                  Trustee                November 24, 2003
------------------
(Louis S. Sklar)

/s/ Larry Soll                      Trustee                November 24, 2003
--------------
(Larry Soll)

/s/ Mark H. Williamson              Trustee &              November 24, 2003
----------------------       Executive Vice President
(Mark H. Williamson)

/s/ Dana R. Sutton          Vice President & Treasurer     November 24, 2003
------------------          (Principal Financial and
(Dana R. Sutton)               Accounting Officer)

                                  Exhibit Index

EXHIBIT ITEM         EXHIBIT
------------         -------
(d)(1)               Form of Master Investment Advisory Agreement dated November
                     25, 2003 between Registrant and A I M Advisors, Inc.

(d)(2) Form of Master Intergroup Sub-Advisory Contract for Mutual Funds dated November 25, 2003 between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.

(e)(1) Amended and Restated Master Distribution Agreement dated August 18, 2003 (all classes of shares except Class B shares)

(e)(1)(a) Amendment No. 1 dated August 18, 2003 to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares)

(e)(1)(b) Amendment No. 2 dated August 18, 2003 to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares)

(e)(2) Amended and Restated Master Distribution Agreement dated August 18, 2003 (Class B shares)

(e)(2)(a) Amendment No. 1 dated August 18, 2003 to Amended and Restated Master Distribution Agreement (Class B Shares)

(e)(2)(b) Amendment No. 2 dated August 18, 2003 to Amended and Restated Master Distribution Agreement (Class B Shares)

(e)(2)(c) Amendment No. 3 dated August 18, 2003 to Amended and Restated Master Distribution Agreement (Class B Shares)

(e)(2)(d) Amendment No. 4 dated August 18, 2003 to Amended and Restated Master Distribution Agreement (Class B Shares)

(h)(1)(a)(i)         Assignment and Assumption Agreement and Consent dated
                     October 1, 2003 of Transfer Agency Agreement by and among
                     Registrant, INVESCO Funds Group, Inc. to AIM Investment
                     Services, Inc.

(h)(1)(b) Form of Transfer Agency Agreement dated November 20, 2003 between Registrant and AIM Investment Services, Inc.

(h)(2)(a)(i)         Assignment and Assumption Agreement and Consent dated
                     August 12, 2003 of Administration Agreement by and among
                     Registrant, INVESCO Funds Group, Inc. and A I M Advisors,
                     Inc.

(h)(2)(b) Form of Master Administrative Services Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc.

(i)                  Opinion and consent of Ballard Spahr Andrews & Ingersoll

(j)(1) Consent of Independent Accountants with respect to INVESCO Counselor Series Funds, Inc. (filed herewith).

(j)(2) Consent of Independent Accountants with respect to INVESCO Manager Series Funds, Inc. (filed herewith).

(m)(1)(a) Amended and Restated Master Distribution Plan (Class A shares)

(m)(1)(a)(1)         Amendment No. 1 to Amended and Restated Master Distribution
                     Plan (Class A Shares)

(m)(1)(a)(2)         Amendment No. 2 to Amended and Restated Master Distribution
                     Plan (Class A Shares)

(m)(1)(b) Form of Master Related Agreement to Amended and Restated Master Distribution Plan (Class A Shares)

(m)(2)(a) Amended and Restated Master Distribution Plan (Class B shares) (Securitization Feature)

(m)(2)(a)(1)         Amendment No. 1 to Amended and Restated Master Distribution
                     Plan (Class B shares)

(m)(2)(a)(2)         Amendment No. 2 to Amended and Restated Master Distribution
                     Plan (Class B shares)

(m)(3)(a) Amended and Restated Master Distribution Plan (Class C shares)

(m)(3)(a)(1)         Amendment No. 1 to Amended and Restated Master Distribution
                     Plan (Class C shares)

(m)(3)(a)(2)         Amendment No. 2 to Amended and Restated Master Distribution
                     Plan (Class C shares)

(m)(3)(b) Form of Master Related Agreement to Amended and Restated Master Distribution Plan (Class C Shares)